UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01829

Columbia Acorn Trust

(Exact name of registrant as specified in charter)

227 W. Monroe Street

Suite 3000

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Ryan C. Larrenaga

c/o Columbia Management

Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Alan Berkshire

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 634-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
June 30, 2018
Columbia Acorn® Fund
Columbia Acorn International®
Columbia Acorn USA®
Columbia Acorn International SelectSM
Columbia Acorn SelectSM
Columbia Thermostat FundSM
Columbia Acorn Emerging Markets FundSM
Columbia Acorn European FundSM
Not FDIC Insured • No bank guarantee • May lose value

Columbia Acorn Family of Funds   |  Semiannual Report 2018

Fund at a glance
Columbia Acorn® Fund (Unaudited)
Investment objective
Columbia Acorn® Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Matthew A. Litfin, CFA
Lead Portfolio Manager since 2016
Service with Fund since 2015
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life
Class A	Excluding sales charges	10/16/00	10.21	22.62	12.07	9.92	14.06
	Including sales charges		3.86	15.57	10.75	9.27	13.92
Advisor Class		11/08/12	10.38	22.98	12.32	10.21	14.42
Class C	Excluding sales charges	10/16/00	9.81	21.64	11.25	9.10	13.19
	Including sales charges		8.81	20.88	11.25	9.10	13.19
Institutional Class		06/10/70	10.31	22.97	12.38	10.24	14.42
Institutional 2 Class		11/08/12	10.37	23.00	12.41	10.25	14.43
Institutional 3 Class		11/08/12	10.38	23.14	12.47	10.29	14.43
Russell 2500 Growth Index			8.04	21.53	13.87	11.38	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each class.
As stated in the May 1, 2018 prospectus, the Fund’s annual operating expense ratio is 0.86% for Institutional Class shares and 1.11% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results may reflect the effect of any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2018	3

Fund at a glance  (continued)
Columbia Acorn® Fund (Unaudited)
Top ten holdings (%) (at June 30, 2018)
Masimo Corp. Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	1.9
Old Dominion Freight Line, Inc. Inter-regional and multi-regional motor carrier	1.7
Pra Health Sciences, Inc. Global contract research organization	1.6
Bio-Techne Corp. Biotechnology products and clinical diagnostic controls	1.6
Encompass Health Corp. Inpatient rehabilitative healthcare services	1.4
Pool Corp. Swimming pool supplies, equipment and leisure products	1.3
Cadence Design Systems, Inc. Software technology, design and consulting services and technology	1.3
Amedisys, Inc. Provider of alternate-site health care services	1.3
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	1.3
Ligand Pharmaceuticals, Inc. Drugs that regulate hormone activated intracellular receptors	1.3
Percentages indicated are based upon total investments (excluding Money Market Funds and Securities Lending Collateral).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	95.8
Limited Partnerships	0.4
Money Market Funds	2.7
Securities Lending Collateral	1.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	21.0
Consumer Staples	2.8
Energy	1.2
Financials	8.8
Health Care	20.7
Industrials	14.9
Information Technology	24.0
Materials	2.7
Real Estate	3.0
Telecommunication Services	0.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Acorn Family of Funds | Semiannual Report 2018

Manager Discussion of Fund Performance
Columbia Acorn® Fund
Matthew A. Litfin, CFA
Lead Portfolio Manager
Columbia Acorn® Fund Institutional Class gained 10.31% for the six-month period ended June 30, 2018, outperforming the Fund’s benchmark, the Russell 2500 Growth Index, which returned 8.04% for the same period. Equity selection was the primary driver of relative performance. Sector weightings also benefited the Fund. Within the benchmark, information technology and health care were the top performing sectors, gaining 16.2% and 16.0% respectively. The materials sector lagged, returning -5.6% for the period.
The year began on a positive note, with the momentum of late 2017 carrying into January 2018 amid strengthening economic growth, rising corporate earnings and continued optimism surrounding the federal tax overhaul enacted in December. The rally came up short in early February, however, after unexpectedly strong wage growth sparked fears that the U.S. Federal Reserve (the Fed) would feel compelled to speed up the pace of its interest rate increases. Stocks subsequently recovered as concerns regarding the Fed gradually abated, but the markets retreated once again in March in reaction to escalating rhetoric surrounding U.S. trade policy. Despite these fluctuations — which stood in marked contrast to the low volatility of 2017— broad-based U.S. stock indices closed only modestly lower for the first quarter.
As the second quarter progressed, market performance was supported by a combination of robust economic growth, strong first-quarter corporate profits and rising earnings estimates. These factors helped to offset a variety of possible headwinds, including the potential for a global trade war, signs of a possible slowdown in growth overseas, and the Fed raising rates in June while signaling two more hikes by year end.
Stock selection within the health care and consumer discretionary sectors contributed to returns, while selection within the information technology and financials sectors detracted. While our investment approach focuses on adding value through equity selection versus making significant sector bets, sector weightings had a positive impact on the Fund’s relative performance during the six-month period. An underweight in the materials sector and an overweight in health care contributed, while a slight underweight in information technology detracted.
In terms of individual positions, leading positive contributors included Bioverativ, Amedisys and TransUnion. Shares of Bioverativ, a multinational biotechnology firm that specializes in hemophilia treatments, were up sharply based on Sanofi’s proposal to acquire the company at a significant premium to its market price. In the case of Amedisys, a leading provider of home health, hospice and personal care services, the company reported strong financial results. Amedisys’ investments in improving care quality scores are paying off, resulting in patient volume growth. Receding investor concerns regarding potential home health reimbursement cuts also were beneficial during the period. Lastly, holdings in TransUnion, which provides credit data and decision analytics to individuals and corporate lenders globally, benefited from top-line-growth outperformance during the quarter. While TransUnion’s key offering has been successful, we also project continued growth as the company expands its offerings outside of core lending markets to other business segments such as insurance companies.
Detractors from performance during the period included holdings in Celldex Therapeutics and Cognex. In the case of Celldex Therapeutics, a biotechnology firm focused on cancer treatments, the company experienced a decline in its share price following a failed breast cancer study for its lead product Glembatumumab Vedotin. The Fund exited the position. Finally, the Fund’s holdings in Cognex detracted as the company’s shares pulled back due to global uncertainty surrounding the impact of China tariffs on the supply chain. As Cognex continues to be a best-in-class supplier of machine vision systems, we believe that the longer term growth opportunities for the company remain intact.
U.S. trade policy disputes and interest rate concerns were among many persistent sources of market volatility in 2018. In our view, higher volatility levels and the increased number of economic and market divergences that have been occurring on a global scale have the potential to create attractive

Columbia Acorn Family of Funds | Semiannual Report 2018	5

Manager Discussion of Fund Performance  (continued)
Columbia Acorn® Fund
opportunities. We believe that an investment philosophy that favors higher quality, faster growing companies, as measured across return on invested capital, revenue and earnings growth, and superior debt ratios, can be particularly advantageous in this environment.
Columbia Wanger has specialized in investing in small- and mid-cap stocks since 1970. While cognizant of macroeconomic trends, our investment process takes a bottom-up approach, relying on intensive fundamental research and disciplined valuation techniques. We are focused on investing the Fund in companies with sustainable competitive advantages, entrepreneurial management and the potential to gain market share. Our team creates and closely monitors a specific and unique investment thesis for every company in which the Fund invests. We will continue to employ our time-tested process to look for opportunities for investors to benefit from growth in undervalued small- and mid-cap businesses.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than investments in larger, more established companies. Foreign investments subject the Fund to political, economic, market, social and other risks within a particular country, as well as to potential currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. Risks are enhanced for emerging market issuers. The Fund may invest significantly in issuers within a particular sector, which may be negatively affected by market, economic or other conditions, making the Fund more vulnerable to unfavorable developments in the sector. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
6	Columbia Acorn Family of Funds | Semiannual Report 2018

Fund at a glance
Columbia Acorn International® (Unaudited)
Investment objective
Columbia Acorn International® (the Fund) seeks long-term capital appreciation.
Portfolio management
Louis J. Mendes, CFA
Co-Portfolio Manager since 2003
Service with Fund since 2001
Tae Han (Simon) Kim, CFA
Co-Portfolio Manager since December 2017
Service with Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life
Class A	Excluding sales charges	10/16/00	-0.06	11.32	6.85	5.22	9.97
	Including sales charges		-5.81	4.92	5.59	4.60	9.72
Advisor Class		11/08/12	0.07	11.59	7.08	5.52	10.36
Class C	Excluding sales charges	10/16/00	-0.42	10.48	6.05	4.43	9.16
	Including sales charges		-1.38	9.48	6.05	4.43	9.16
Institutional Class		09/23/92	0.07	11.60	7.14	5.55	10.37
Institutional 2 Class		08/02/11	0.11	11.67	7.18	5.57	10.38
Institutional 3 Class		11/08/12	0.13	11.73	7.24	5.60	10.39
Class R		08/02/11	-0.17	11.04	6.49	4.90	9.69
MSCI ACWI ex USA SMID Cap Index (Net)			-2.90	9.69	8.15	4.78	-
MSCI ACWI ex USA SMID Cap Growth Index (Net)			-1.38	12.07	8.81	4.23	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each class.
As stated in the May 1, 2018 prospectus, the Fund’s annual operating expense ratio is 0.99% for Institutional Class shares and 1.24% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results may reflect the effect of any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI ex USA SMID Cap Index (Net) captures a mid- and small-cap representation across 22 of 23 developed market countries (excluding the U.S.) and 24 emerging market countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country.
The MSCI ACWI ex USA SMID Cap Growth Index (Net) captures mid-and small cap representation across 22 developed markets countries and 24 emerging markets countries.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2018	7

Fund at a glance  (continued)
Columbia Acorn International® (Unaudited)
Top ten holdings (%) (at June 30, 2018)
CCL Industries, Inc. (Canada) Manufacturing services and specialty packaging products for the non-durable consumer products market	3.0
Rentokil Initial PLC (United Kingdom) Fully integrated facilities management and essential support services	2.7
Hexagon AB, Class B (Sweden) Design, measurement and visualisation technologies	2.4
MTU Aero Engines AG (Germany) Develops and manufactures engines and offers commercial engine services and support	2.2
Brembo SpA (Italy) Braking systems and components	1.9
Halma PLC (United Kingdom) Products that detect hazards and protect assets and people in public and commercial buildings	1.9
Unibet Group PLC (Malta) Online gambling services	1.8
Novozymes AS, Class B (Denmark) Enzymes for industrial use	1.8
Spirax-Sarco Engineering PLC (United Kingdom) Consultation, service and products for the control and efficient management of steam and industrial fluids	1.8
SimCorp AS (Denmark) Global provider of highly specialised software for the investment management industry	1.8
Percentages indicated are based upon total investments (excluding Money Market Funds and Securities Lending Collateral).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	18.5
Consumer Staples	5.4
Energy	0.9
Financials	9.4
Health Care	8.1
Industrials	25.2
Information Technology	19.9
Materials	10.5
Real Estate	2.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

8	Columbia Acorn Family of Funds | Semiannual Report 2018

Fund at a glance  (continued)
Columbia Acorn International® (Unaudited)
Country breakdown (%) (at June 30, 2018)
Australia	1.7
Belgium	0.4
Brazil	1.2
Cambodia	0.5
Canada	5.8
Cayman Islands	1.9
China	4.3
Denmark	4.7
France	0.4
Germany	9.7
Hong Kong	1.0
India	1.4
Indonesia	0.8
Ireland	1.1
Italy	3.2
Japan	22.2
Malta	1.8
Mexico	1.6
Netherlands	1.4
Philippines	0.5
Poland	0.3
Russian Federation	0.4
Singapore	1.8
South Africa	1.5
South Korea	4.2
Spain	0.8
Sweden	4.7
Switzerland	2.4
Taiwan	0.7
Thailand	0.9
United Kingdom	12.8
United States(a)	3.9
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Acorn Family of Funds | Semiannual Report 2018	9

Manager Discussion of Fund Performance
Columbia Acorn International®
Louis J. Mendes, CFA
Co-Portfolio Manager
Tae Han (Simon) Kim, CFA
Co-Portfolio Manager
Columbia Acorn International® Institutional Class returned 0.07% for the six-month period ended June 30, 2018, outperforming the Fund’s benchmark, the MSCI ACWI ex USA SMID Cap Index (Net), which returned -2.90% for the same time period.
International small-cap stocks finished the first half of the year with a roughly flat return. The foreign markets, in general, experienced headwinds from the combination of weaker-than-expected growth, uncertainty regarding U.S. trade policy, and the shift toward tighter monetary policy by the world’s central banks. Political disruptions, including the ongoing Brexit negotiations and renewed worries about Italy’s elevated government debt, also weighed on sentiment. Returns for U.S.-based investors were further pressured by the adverse impact of currency translation, as the euro, Japanese yen, and other major foreign currencies declined in value relative to the U.S. dollar. Despite these issues, small-cap stocks performed reasonably well and exceeded the returns of their large-cap counterparts.
In this potentially challenging environment, the Fund posted a positive return and outpaced its benchmark on the strength of our individual stock selection. The Fund’s holdings outperformed the corresponding benchmark components by a comfortable margin in the information technology and industrials sectors, and to a somewhat lesser extent in the health care, financials, and consumer staples sectors. Our relative strength in these areas was offset to some degree by our weaker showing in the consumer discretionary, energy, and real estate sectors.
The German payment-processing company Wirecard was the top contributor to performance among individual stocks. Wirecard has benefited as the market for electronic payment transactions has grown in tandem with the expansion of e-commerce. The company demonstrated robust organic growth with an encouraging sales pipeline, leading to outperformance for its stock in the first half of the year. SimCorp also contributed to our healthy showing in the technology sector. A Denmark-based provider of specialized software for the investment management industry, SimCorp benefited from two strong earnings reports, rising profit margins, and the announcement of a dividend increase. Hexagon (Sweden) and Rightmove (United Kingdom) were additional contributors in technology, as was the Fund’s overweight position in the sector.
The Fund’s strong showing in the industrials space was another key contributor to performance, as our holdings combined to produce a gain even as the overall sector experienced a loss in the benchmark. U.K.-based Rentokil, which provides pest control solutions, was a key contributor in the sector. The company demonstrated the ability to leverage technology to improve efficiency and offer higher value-added services, resulting in solid organic growth. The Chinese online recruiting services firm 51job also posted a gain despite the poor showing for China’s stock market, as investors responded favorably after the company reported revenues that came in well above expectations.
Outside of technology and industrials, the Fund benefited from the gains for the Japanese convenience store operator FamilyMart UNY Holdings, which rallied after the company received a tender offer bid. A number of health care stocks also finished among the Fund’s top contributors in the first half of the year, including Ultragenyx Pharmaceutical (United States), Sartorius (Germany), and Ipsen (France).
On the negative side, the U.K. software company Micro Focus International was the largest detractor from results. The company specializes in consolidating legacy software franchises, and its management has a long track record of improving the profitability of mature software companies. More recently, however, investors reacted unfavorably to its acquisition of HP Software. In addition, Micro Focus announced declining revenues and the unexpected departure of its chief executive officer. We chose to eliminate the position from the portfolio. The Fund was also hurt by its positions in the Brazilian companies Qualicorp Consultoria e Corretora de Seguros (healthcare services) and Raia Drogasil (food retailing). Both stocks declined amid the broader weakness in Brazil’s stock market, which was brought about by the combination of slower growth, a sharp downturn in the nation’s

10	Columbia Acorn Family of Funds | Semiannual Report 2018

Manager Discussion of Fund Performance  (continued)
Columbia Acorn International®
currency, and uncertainty surrounding Brazil’s October elections. We also lost some ground through a position in Korea Zinc, a smelter of zinc, lead and precious metals, that came under pressure from falling prices in its end markets.
At the close of the period, our bottom-up process translated to overweight positions in the information technology, industrials, health care and consumer discretionary sectors. Conversely, the Fund’s most sizable underweights were in slower growing market segments such as utilities, real estate, and telecommunications services. The Fund was also underweight in the materials and energy sectors, where the performance of individual stocks is tied more to the direction of commodity prices than organic, bottom-up growth trends.
As the first half of 2018 ended, the global economy remained on a solid footing. However, the divergences in economic trends in the first half of the year represented a departure from the synchronized global growth that helped support equities in 2017. Given the ongoing strength in corporations’ revenues and bottom-line earnings, we view these divergences — and the associated market volatility — as a source of opportunity for individual stock selection.
We think these circumstances, in total, indicate that stock selection may begin to play a larger role in Fund performance than it did in the bull market of 2016-2017. We believe an investment philosophy that favors higher quality, faster growing companies, as measured across metrics such as return on invested capital, revenue and earnings growth, and superior debt ratios, is well suited to this evolving investment backdrop.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. International investing involves certain risks and volatility due to potential political, economic or currency instabilities and different, potentially less stringent, financial and accounting standards than those generally applicable to U.S. issuers. Risks are enhanced for emerging market issuers. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than investments in larger, more established companies. The Fund may invest significantly in issuers within a particular sector, which may be negatively affected by market, economic or other conditions, making the Fund more vulnerable to unfavorable developments in the sector. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
Columbia Acorn Family of Funds | Semiannual Report 2018	11

Fund at a glance
Columbia Acorn USA® (Unaudited)
Investment objective
Columbia Acorn USA® (the Fund) seeks long-term capital appreciation.
Portfolio management
Matthew A. Litfin, CFA
Lead Portfolio Manager since 2016
Service with Fund since 2015
Richard Watson, CFA
Co-Portfolio Manager since November 2017
Service with Fund since 2006
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life
Class A	Excluding sales charges	10/16/00	15.24	23.39	13.34	10.41	10.81
	Including sales charges		8.63	16.30	12.01	9.76	10.51
Advisor Class		11/08/12	15.43	23.68	13.64	10.70	11.17
Class C	Excluding sales charges	10/16/00	14.78	22.45	12.56	9.61	10.01
	Including sales charges		13.78	21.78	12.56	9.61	10.01
Institutional Class		09/04/96	15.37	23.67	13.64	10.70	11.17
Institutional 2 Class		11/08/12	15.44	23.83	13.74	10.76	11.20
Institutional 3 Class		11/08/12	15.45	23.84	13.80	10.79	11.21
Russell 2000 Growth Index			9.70	21.86	13.65	11.24	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each class.
As stated in the May 1, 2018 prospectus, the Fund’s annual operating expense ratio is 1.17% for Institutional Class shares and 1.42% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results may reflect the effect of any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
12	Columbia Acorn Family of Funds | Semiannual Report 2018

Fund at a glance  (continued)
Columbia Acorn USA® (Unaudited)
Top ten holdings (%) (at June 30, 2018)
First Busey Corp. Multi-bank holding company	1.6
Houlihan Lokey, Inc. Investment bank	1.6
HealthEquity, Inc. Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	1.5
Dave & Buster’s Entertainment, Inc. Venues that combine dining and entertainment for adults and families	1.5
Cabot Microelectronics Corp. Slurries used in chemical mechanical planarization	1.5
ICF International, Inc. Management, technology, policy consulting, and implementation services	1.5
Orion Engineered Carbons SA Global supplier of Carbon Black	1.5
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	1.4
iRhythm Technologies, Inc. Medical instruments	1.4
Extended Stay America, Inc. Hotels and motels	1.4
Percentages indicated are based upon total investments (excluding Money Market Funds and Securities Lending Collateral).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	94.5
Limited Partnerships	0.5
Money Market Funds	3.7
Securities Lending Collateral	1.3
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	17.6
Consumer Staples	5.0
Energy	1.5
Financials	14.5
Health Care	26.5
Industrials	10.1
Information Technology	18.1
Materials	2.8
Real Estate	3.4
Telecommunication Services	0.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Acorn Family of Funds | Semiannual Report 2018	13

Manager Discussion of Fund Performance
Columbia Acorn USA®
Matthew A. Litfin, CFA
Lead Portfolio Manager
Richard Watson, CFA
Co-Portfolio Manager
Columbia Acorn USA® Institutional Class gained 15.37% for the six-month period ended June 30, 2018. The Fund significantly outperformed its benchmark, the Russell 2000 Growth Index, which returned 9.70% for the same period. Equity selection was the primary driver of relative performance. Sector weightings also benefited the Fund. Within the benchmark, the information technology and heath care sectors were the best performing sectors, gaining 17.9% and 17.0% respectively. The utilities sector lagged, losing 5.4% during the period.
The year began on a positive note, with the momentum of late 2017 carrying into January amid strengthening economic growth, rising corporate earnings and continued optimism surrounding the federal tax overhaul enacted in December. The rally came up short in early February, however, after unexpectedly strong wage growth sparked fears that the U.S. Federal Reserve (the Fed) would feel compelled to speed up the pace of its interest rate increases. Stocks subsequently recovered as concerns regarding the Fed gradually abated, but the markets retreated once again in March in reaction to escalating rhetoric surrounding U.S. trade policy. Despite these fluctuations — which stood in marked contrast to the low volatility of 2017— broad-based U.S. stock indices closed only modestly lower for the first quarter of 2018.
As the second quarter progressed, market performance was supported by a combination of robust economic growth, strong first-quarter corporate profits and rising earnings estimates. These factors helped to offset a variety of possible headwinds, including the apparent launch of a global trade war, signs of a possible slowdown in growth overseas, and the Fed raising rates in June while signaling two more hikes by year end. For the six months ended June 30, 2018, the U.S. stock market, as gauged by the widely followed S&P 500 Index, posted a 2.65% return. Within the U.S. stock market, growth and small-cap stocks notably outperformed their value and large-cap counterparts, respectively, over the first half of 2018.
Overall equity selection was by far the largest contributor to the Fund’s performance during the six-month period, especially within the health care sector. Stock picks within the information technology and financials sectors also were additive, while selection within the industrials sector detracted. While our investment approach focuses on adding value through equity selection versus making significant sector bets, sector weightings had a positive impact on the Fund’s relative performance during the six-month period. An underweight in the industrials sector contributed to returns while an underweight in the information technology sector and an overweight in the financials sector detracted.
In terms of individual positions, leading positive contributors included Alteryx, Agios Pharmaceuticals and Sientra. The Fund’s holdings in Alteryx, which provides unique software tools for managing and analyzing data derived from many disparate sources, posted solid gains during the period as demand for the company’s solutions continued to drive stronger-than-expected revenue growth. Shares of Agios Pharmaceuticals, an emerging biotechnology company with the best-in-class leukemia drugs Idhifa and Ivosidenib, rose during the period. Agios benefited from positive early feedback on Idhifa sales as well as favorable drug pipeline advancement. Sientra, a medical device company focused on aesthetics, posted gains following an FDA approval that facilitated the company’s re-entry into the lucrative breast implant market.
Detractors from performance during the period included holdings in Anika Therapeutics, WageWorks and Dave & Busters. Anika Therapeutics, which develops injections to manage knee osteoarthritis pain, suffered two significant setbacks during the period: a small product recall and later the failure of a critical phase III clinical trial for its next-generation injection, CINGAL. In the case of WageWorks, a leading administrator of tax-advantaged employee benefit programs, its shares traded down after the company surprisingly delayed the filing of a key financial report. WageWorks has subsequently made organizational changes to correct the issues, which had a relatively small impact on financial statements. WageWorks’ strategy, fundamental business and growth opportunities appear to be intact.

14	Columbia Acorn Family of Funds | Semiannual Report 2018

Manager Discussion of Fund Performance  (continued)
Columbia Acorn USA®
Lastly, shares of Dave & Busters, a family-focused restaurant concept that offers a variety of entertainment including video gaming, retreated due to disappointing fourth-quarter results driven by a combination of challenging comparisons for gaming revenue, weather and competition.
U.S. trade policy disputes and interest rate concerns were among many persistent sources of market volatility in 2018. In our view, higher volatility levels and the increased number of economic and market divergences that are occurring on a global scale have the potential to create attractive opportunities. We believe that an investment philosophy that favors higher quality, faster growing companies, as measured across return on invested capital, revenue and earnings growth, and superior debt ratios, can be particularly advantageous in this environment.
Columbia Wanger has specialized in investing in small- and mid-cap stocks since 1970. While cognizant of macroeconomic trends, our investment process takes a bottom-up approach, relying on intensive fundamental research and disciplined valuation techniques. We are focused on investing the Fund in companies with sustainable competitive advantages, entrepreneurial management and the potential to gain market share. Our team creates and closely monitors a specific and unique investment thesis for every company in which the Fund invests. We will continue to employ our time-tested process to look for opportunities for investors to benefit from growth in undervalued small- and mid-cap businesses.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund may invest significantly in issuers within a particular sector, which may be negatively affected by market, economic or other conditions, making the fund more vulnerable to unfavorable developments in the sector. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
Columbia Acorn Family of Funds | Semiannual Report 2018	15

Fund at a glance
Columbia Acorn International SelectSM (Unaudited)
Investment objective
Columbia Acorn International SelectSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Stephen Kusmierczak, CFA
Portfolio Manager since 2016
Service with Fund since 2001
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life
Class A	Excluding sales charges	10/16/00	1.80	14.66	7.48	4.25	8.62
	Including sales charges		-4.05	8.05	6.21	3.63	8.29
Advisor Class		11/08/12	1.90	14.92	7.75	4.57	8.96
Class C	Excluding sales charges	10/16/00	1.38	13.75	6.65	3.43	7.80
	Including sales charges		0.38	12.75	6.65	3.43	7.80
Institutional Class		11/23/98	1.88	14.91	7.78	4.58	8.96
Institutional 2 Class		11/08/12	1.97	14.99	7.84	4.61	8.98
Institutional 3 Class		11/08/12	1.97	15.05	7.89	4.64	8.99
MSCI ACWI ex USA Index (Net)			-3.77	7.28	5.99	2.54	-
MSCI ACWI ex USA Growth Index (Net)			-2.28	9.90	7.18	3.01	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each class.
As stated in the May 1, 2018 prospectus, the Fund’s annual operating expense ratio is 1.15% for Institutional Class shares and 1.40% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results may reflect the effect of any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI ex USA Index (Net) captures a large- and mid-cap representation across 22 of 23 developed market countries (excluding the U.S.) and 24 emerging market countries. The index covers approximately 85% of the global equity opportunity set outside the United States.
The MSCI ACWI ex USA Growth Index (Net) captures large-and mid-cap representation across 22 developed markets countries and 24 emerging markets countries.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
16	Columbia Acorn Family of Funds | Semiannual Report 2018

Fund at a glance  (continued)
Columbia Acorn International SelectSM (Unaudited)
Top ten holdings (%) (at June 30, 2018)
Koninklijke Philips NV (Netherlands) Health technology focused on improving people’s health	4.9
Hexagon AB, Class B (Sweden) Design, measurement and visualisation technologies	4.7
Novozymes AS, Class B (Denmark) Enzymes for industrial use	4.5
NetEase, Inc., ADR (China) Internet technology company that develops applications, services and Internet technologies	4.3
CCL Industries, Inc. (Canada) Manufacturing services and specialty packaging products for the non-durable consumer products market	4.2
Partners Group Holding AG (Switzerland) Global private markets asset management firm	4.2
MTU Aero Engines AG (Germany) Develops and manufactures engines and offers commercial engine services and support	4.2
Recruit Holdings Co., Ltd. (Japan) Information providing services in human resource, housing, bridal, travel, restaurants, beauty, automobiles, and education and more	4.1
Wirecard AG (Germany) Internet payment and processing services	3.8
Sony Financial Holdings, Inc. (Japan) Financial holding company	3.7
Percentages indicated are based upon total investments (excluding Money Market Funds and Securities Lending Collateral).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	16.2
Financials	7.9
Health Care	10.7
Industrials	25.5
Information Technology	20.5
Materials	13.7
Real Estate	5.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2018)
Australia	1.8
Canada	4.1
China	7.1
Denmark	4.3
France	2.1
Germany	10.8
India	3.0
Italy	3.2
Japan	17.2
Jersey	3.0
Mexico	1.9
Netherlands	5.7
Singapore	2.0
South Africa	2.4
South Korea	3.0
Sweden	7.3
Switzerland	4.0
Taiwan	2.0
United Kingdom	11.3
United States(a)	3.8
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Acorn Family of Funds | Semiannual Report 2018	17

Manager Discussion of Fund Performance
Columbia Acorn International SelectSM
Stephen Kusmierczak, CFA
Portfolio Manager
Columbia Acorn International SelectSM Institutional Class returned 1.88% for the six-month period ended June 30, 2018, which compared with a return of -3.77% for its benchmark, the MSCI ACWI ex USA Index (Net).
The negative return for the benchmark reflected the generally challenging environment for international equities in the first half of 2018. The asset class came under pressure from evidence that economic conditions were slowing outside of the United States, which marked a reversal from the hopes for synchronized global growth that drove market performance in late 2017. Specific news events also weighed on returns, including uncertainty regarding the Brexit negotiations, the continued rise of populist politics across Europe, and shifts in U.S trade policy. The foreign markets were further pressured by the downturn in the major global currencies in relation to the U.S. dollar, which significantly reduced returns for U.S.-based investors. On the plus side, these headwinds were offset by the strength in corporate earnings and analysts’ upward revisions to their expectations for future profitability.
Despite a potentially challenging environment, the Fund generated a positive absolute return and outpaced its benchmark. The most important factor in our relative strength was our tilt toward small- and mid-cap companies, which generally outperformed the large-cap stocks represented in the benchmark. This aspect of our positioning was reflected in individual stock selection, where the Fund’s investments in the financials, health care and industrials sectors finished well ahead of the corresponding benchmark components. The Fund’s sizable underweight in the financials sector, which lagged the broader market by a wide margin, was an additional positive. We also added value through stock selection in the consumer staples and information technology sectors. Conversely, the Fund lost some ground from the underperformance of its holdings in the materials and consumer discretionary sectors. A zero weighting in energy, which posted a gain well in excess of the headline benchmark return due to the rally in oil prices, also detracted from results.
The German payment-processing company Wirecard was the top contributor to performance at the individual stock level. Wirecard has benefited as the market for electronic payment transactions has grown in tandem with the expansion of e-commerce. The company demonstrated robust organic growth with an encouraging sales pipeline, leading to outperformance for its stock in the first half of the year. Hexagon AB, the Fund’s second largest holding at the close of the period, was also a leading contributor in the information technology sector. A provider of measurement equipment and software used in advanced manufacturing and construction, Hexagon rallied after a Norwegian court declared that the chief executive officer was innocent of insider trading charges. The unanimous verdict eliminated a controversy that had been weighing on sentiment. Additionally, the company reported accelerating organic revenues and a further improvement in profit margins in its core businesses.
In the health care sector, shares of Sartorius, a Germany-based international leader in supplying biomanufacturing equipment, laboratory products and lab services, advanced after the company released a plan that outlined its growth outlook through 2025. Ipsen, a French biotechnology company, also moved higher due to rising revenues and favorable developments in its product pipeline.
Outside of the information technology and health care sectors, the Fund benefited from gains by the Japanese convenience store operator FamilyMart UNY Holdings, which rallied after receiving a takeover bid at a significant premium.
NetEase, a China-based online game and content developer that continues to innovate and introduce new games to its large and diversified portfolio, was the largest detractor in the first half of 2018. The company’s share price declined as its lack of new game titles led to a lackluster showing for its mobile gaming business. We added to the position because we believe this to be a short-term issue that should be remedied once NetEase’s strong pipeline of mobile games is released later this year. The U.K. software company Micro Focus International was also a detractor. The company specializes in consolidating legacy software franchises, and its management has a long track record of improving the

18	Columbia Acorn Family of Funds | Semiannual Report 2018

Manager Discussion of Fund Performance  (continued)
Columbia Acorn International SelectSM
profitability of mature software companies. More recently, however, investors reacted unfavorably to its acquisition of HP Software. In addition, Micro Focus announced declining revenues and the unexpected departure of its chief executive officer. We chose to eliminate the position. Sweden-based Trelleborg, a leading global provider of specialized solutions for sealing, dampening and protecting industrial applications, was another detractor of note. While Trelleborg reported solid results, its shares traded down late in the period due to general market worries rather than company-specific news. We added to the position on the belief that the company can continue gaining market share.
Our bottom-up process translated to overweight positions in the consumer discretionary, materials and health care sectors as of June 30, 2018. We maintained a zero weighting in energy, where we believe the performance of individual stocks is tied more to the direction of commodity prices than organic, bottom-up growth trends, as well as the slower growing telecommunications and utilities sectors.
Trade policy disputes among the United States and its global trading partners were among many persistent sources of market volatility in the first half 2018. However, we think the heightened volatility and growing divergences in the economic and market performance of various countries creates fertile ground for individual stock selection. We believe an investment philosophy that favors higher quality, faster growing companies based on metrics such as return on invested capital, revenue and earnings growth, and superior debt ratios, is well suited to this environment.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Foreign investments subject the Fund to political, economic, market, social and other risks within a particular country, as well as to potential currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. Risks are enhanced for emerging market issuers. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than investments in larger, more established companies. The Fund may invest significantly in issuers within a particular sector, which may be negatively affected by market, economic or other conditions, making the Fund more vulnerable to unfavorable developments in the sector. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
Columbia Acorn Family of Funds | Semiannual Report 2018	19

Fund at a glance
Columbia Acorn SelectSM (Unaudited)
Investment objective
Columbia Acorn SelectSM (the Fund) seeks long-term capital appreciation.
Portfolio management
David L. Frank, CFA
Portfolio Manager since 2015
Service with Fund since 2002
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life
Class A	Excluding sales charges	10/16/00	6.16	20.19	12.64	8.02	10.30
	Including sales charges		0.07	13.30	11.32	7.38	9.97
Advisor Class		11/08/12	6.25	20.45	12.90	8.30	10.63
Class C	Excluding sales charges	10/16/00	5.81	19.23	11.81	7.20	9.47
	Including sales charges		4.86	18.23	11.81	7.20	9.47
Institutional Class		11/23/98	6.32	20.41	12.94	8.32	10.64
Institutional 2 Class		11/08/12	6.33	20.53	12.99	8.35	10.65
Institutional 3 Class		11/08/12	6.37	20.59	13.05	8.38	10.67
Russell 2500 Growth Index			8.04	21.53	13.87	11.38	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each class.
As stated in the May 1, 2018 prospectus, the Fund’s annual operating expense ratio is 0.92% for Institutional Class shares and 1.17% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results may reflect the effect of any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
20	Columbia Acorn Family of Funds | Semiannual Report 2018

Fund at a glance  (continued)
Columbia Acorn SelectSM (Unaudited)
Top ten holdings (%) (at June 30, 2018)
Vail Resorts, Inc. Operates resorts globally	5.5
Masimo Corp. Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	5.5
VeriSign, Inc. Domain names and Internet security services	5.2
JB Hunt Transport Services, Inc. Logistics services	5.1
ANSYS, Inc. Software solutions for design analysis and optimization	5.0
CDW Corp. IT products and services	4.6
LCI Industries Recreational vehicles and equipment	4.6
GoDaddy, Inc., Class A Cloud-based web platform for small businesses, web design professionals and individuals	4.5
SVB Financial Group Holding company for Silicon Valley Bank	4.1
Cavco Industries, Inc. Designs and manufactures systems-built structures	4.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	98.0
Money Market Funds	2.0
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	20.6
Financials	15.7
Health Care	14.5
Industrials	16.5
Information Technology	24.4
Materials	3.3
Real Estate	5.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Acorn Family of Funds | Semiannual Report 2018	21

Manager Discussion of Fund Performance
Columbia Acorn SelectSM
David L. Frank, CFA
Portfolio Manager
Columbia Acorn SelectSM Institutional Class returned 6.32% for the six-month period ended June 30, 2018. The Fund’s benchmark, the Russell 2500 Growth Index, returned 8.04% for the same period. The Fund’s relative performance was aided by positioning in the financials, information technology and health care sectors, while selection in the consumer discretionary and industrials sectors detracted.
The year began on a positive note, with the momentum of late 2017 carrying into January 2018 amid strengthening economic growth, rising corporate earnings, and continued optimism surrounding the tax reform package enacted in December. The rally came to an abrupt halt in early February, however, after unexpectedly strong wage growth data sparked fears that the U.S. Federal Reserve (Fed) would feel compelled to speed up the pace of its interest rate increases. Stocks subsequently recovered as concerns about the Fed gradually abated, but the markets retreated once again in March in reaction to escalating rhetoric around U.S. trade policy. Despite these fluctuations — which stood in marked contrast to the low volatility of 2017— broad-based U.S. stock indexes closed only modestly lower for the first quarter of 2018.
As the second quarter progressed, market performance was supported by the combination of robust economic growth, strong first-quarter corporate profits and rising earnings estimates for the remainder of 2018. These factors helped offset a variety of possible headwinds, including the apparent launch of a global trade war, signs of a possible slowdown in growth overseas, and the Fed raising rates in June while signaling two more hikes by year-end. For the six months ended June 30, 2018, the U.S. stock market, as gauged by the widely followed S&P 500 Index, posted a positive return of 2.65%. Within the U.S. stock market, growth and small cap stocks notably outperformed their value and large cap counterparts, respectively, over the first half of 2018.
Overall, stock selection detracted from the Fund’s performance relative to the benchmark for the six months ended June 30, 2018. While picks in the consumer discretionary and industrials sectors lagged, selection was notably positive within the health care, information technology, materials and financials sectors. Sector allocation detracted from relative performance, principally due to an underweight in the information technology sector and overweight in the financials sectors. An underweight in the materials sector aided performance.
In terms of individual positions, leading positive contributors included GoDaddy, Encompass Health and SVB Financial Group. GoDaddy is the leading provider of domain name registrations, which the company leverages to sell digital marketing solutions to its large base of customers. The stock rose during the period driven by strong earnings results, which demonstrated GoDaddy’s ability to maintain double-digit revenue growth with solid cash flow return on invested capital. After GoDaddy reported earnings, we took advantage of the surge in price to take profits by reducing the Fund’s position. Encompass Health is a leading provider of inpatient rehab, home health and hospice services primarily to Medicare patients. Consistent execution, steady market share gains and a stabilizing reimbursement environment led to greater investor appreciation of the business. Silicon Valley-based SVB Financial Group is the premier lender for venture-capital-backed starts ups. The bank has ridden the wave of higher funding for new technology companies, growing at over a 20% pace the past several quarters. It has also benefited from higher interest rates more than other banks due to a very high degree of variable rate loans and zero cost deposits.
The most significant detractors for the period included LCI Industries, LKQ Corp., and Natus Medical. Shares of LCI Industries, a components supplier to RV manufacturers, sold off sharply in the first quarter of 2018 due to two factors. Investors worried that higher steel and aluminum prices, partially due to proposed tariffs, would take time for the company to pass through to customers. There were also concerns that dealer inventories have grown too large. We believe that these materials and inventory issues will prove transitory as long as the middle-income U.S. consumer remains in a buying mode. LKQ sells alternative and specialty repair parts and accessories to the automotive industry. The company reported disappointing quarterly results driven by higher freight and labor costs as well as issues around ramping up a new, large distribution center. We view these issues as temporary and

22	Columbia Acorn Family of Funds | Semiannual Report 2018

Manager Discussion of Fund Performance  (continued)
Columbia Acorn SelectSM
believe that LKQ is well positioned to benefit from increased usage of its lower cost alternative parts, as it consolidates certain regional markets. Natus Medical provides newborn, neurological and audiological diagnostic equipment to hospitals and clinics. Weakening growth across segments and poor operational execution has led to impaired earnings power that we believe is likely to persist. The Fund exited the position during the period.
U.S. trade policy disputes and interest rate concerns were among many persistent sources of market volatility in 2018. In our view, the higher volatility and greater number of economic and market divergences that have occurred on a global scale may have the potential to create good opportunities for stock pickers. We believe an investment philosophy that favors higher quality, faster growing companies, as measured across metrics such as return on invested capital, revenue and earnings growth and superior debt ratios, can be particularly advantageous in this environment.
While cognizant of macroeconomic trends, our investment process takes a bottom-up approach, relying on intensive fundamental research and disciplined valuation techniques. We are focused on investing the Fund in companies with sustainable competitive advantages, entrepreneurial management and the potential to gain market share. Our team creates and closely monitors a specific and unique investment thesis for each company in which the Fund invests. We will continue to employ our time-tested process to look for opportunities for investors to benefit from growth in undervalued small- and mid-cap businesses.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than investments in larger, more established companies. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks, within a particular country, as well as to potential currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. Risks are enhanced for emerging market issuers. The Fund may invest significantly in issuers within a particular sector, which may be negatively affected by market, economic or other conditions, making the Fund more vulnerable to unfavorable developments in the sector. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
Columbia Acorn Family of Funds | Semiannual Report 2018	23

Fund at a glance
Columbia Thermostat FundSM (Unaudited)
Investment objective
Columbia Thermostat FundSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Anwiti Bahuguna, Ph.D.
Co-Portfolio Manager since May 2018
Service with Fund since May 2018
Joshua Kutin, CFA
Co-Portfolio Manager since May 2018
Service with Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life
Class A	Excluding sales charges	03/03/03	0.50	2.53	4.06	5.41	6.63
	Including sales charges		-5.26	-3.36	2.83	4.79	6.23
Advisor Class		11/08/12	0.58	2.74	4.31	5.67	6.90
Class C	Excluding sales charges	03/03/03	0.02	1.76	3.26	4.62	5.83
	Including sales charges		-0.96	0.78	3.26	4.62	5.83
Institutional Class		09/25/02	0.58	2.82	4.32	5.68	6.90
Institutional 2 Class		11/08/12	0.57	2.82	4.33	5.69	6.91
Institutional 3 Class		11/08/12	0.58	2.88	4.37	5.71	6.92
Blended Benchmark			0.58	6.86	7.85	7.20	-
S&P 500 Index			2.65	14.37	13.42	10.17	-
Bloomberg Barclays U.S. Aggregate Bond Index			-1.62	-0.40	2.27	3.72	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each class
As stated in the May 1, 2018 prospectus, the Fund’s annual operating expense ratio is 0.60% for Institutional Class shares and 0.85% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results may reflect the effect of any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of allocation table. While the Fund now follows a principal investment strategy with two potential forms of allocation table, the form of the Fund’s currently effective allocation table has been in place since the Fund’s inception in 2002. The Fund’s performance prior to May 2018 reflects the current form of allocation table.
The Blended Benchmark, established by the Fund’s investment manager, is an equally weighted custom composite of Columbia Thermostat Fund’s primary equity and primary debt benchmarks, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index, respectively. The percentage of the Fund’s assets allocated to underlying stock and bond portfolio funds will vary, and accordingly the composition of the Fund’s portfolio will not always reflect the composition of the Blended Benchmark.
The Standard & Poor’s (S&P) 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.
The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
24	Columbia Acorn Family of Funds | Semiannual Report 2018

Fund at a glance  (continued)
Columbia Thermostat FundSM (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Equity Funds	14.8
Exchange-Traded Funds	8.5
Fixed-Income Funds	76.7
Money Market Funds	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Acorn Family of Funds | Semiannual Report 2018	25

Manager Discussion of Fund Performance
Columbia Thermostat FundSM
Anwiti Bahuguna, Ph.D.
Co-Portfolio Manager
Joshua Kutin, CFA
Co-Portfolio Manager
Columbia Thermostat Fund Institutional Class gained 0.58% for the six-month period ended June 30, 2018. During the same time period, the Fund’s primary equity benchmark, the S&P 500 Index, gained 2.65%, and the Fund’s primary debt benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, lost 1.62%. The Fund’s custom Blended Benchmark gained 0.58%,which matched the performance of the Fund.
The Fund’s high allocation to relatively conservative underlying short-term bond portfolios helped performance during the first half of the period, when equities saw a large drawdown and higher duration fixed income assets sold off. The second half of the period saw a reversal for the Fund as the performance of equities picked up and fixed-income assets continued their sell-off.
The year got off to a fast start, as the S&P 500 Index posted its best January in 21 years. Volatility across capital markets increased substantially in February and March, slowing equity momentum. A pickup in U.S. economic growth, however, helped boost investor confidence in the second half of the six-month period. The Fund’s equity portfolio had a weighted average gain of 3.21% in the first half of 2018. Five of the seven underlying equity funds returned positive returns for the period. Top performers within the equity portfolio during the period were Columbia Acorn® Fund, up 10.38% and Columbia Acorn SelectSM, up 6.37%.
Rising interest rates weighed on bond prices during the period. Columbia Thermostat Fund’s bond portfolio ended the first half of the year with a weighted average loss of 0.69%. Of five underlying funds in the bond portfolio, only one returned in positive territory during the period – Columbia Short Term Bond Fund, returning 0.04%. Columbia Corporate Income Fund was the worst performer in the bond portfolio, returning -3.26% for the six-month period.
There were five reallocation triggers in the first half of the year. Columbia Thermostat Fund began the period allocated 10% to stocks and 90% to bonds. On February 8, the S&P 500 Index fell below the 2,592 threshold, triggering a reallocation to 15% stocks and 85% bonds. On March 9, the S&P 500 Index rose above 2,592 and the Fund reallocated back to 10% stocks and 90% bonds. On May 1, the Fund reset its stock/bond allocation table. This annual reset caused the stock/bond allocation to move to 25% stocks and 75% bonds. On May 31, the S&P 500 Index rose above the 2,396 threshold, triggering a reallocation to 20% stocks and 80% bonds. On June 8, the S&P index rose above 2,392 and the Fund reallocated back to 15% stocks and 85% bonds.
Results of the Funds Owned in Columbia Thermostat Fund as of June 30, 2018
Fund	Weightings in category	2nd quarter performance	Year to date performance
Columbia Large Cap Index Fund, Institutional 3 Class	40%	3.38%	2.55%
Columbia Acorn Fund, Institutional 3 Class	10%	6.47%	10.38%
Columbia Acorn International, Institutional 3 Class	10%	-2.06%	0.13%
Columbia Acorn Select, Institutional 3 Class	10%	7.17%	6.37%
Columbia Contrarian Core, Institutional 3 Class	10%	1.83%	-0.65%
Columbia Dividend Income, Institutional 3 Class	10%	0.70%	-1.28%
Columbia Large Cap Enhanced Core, Institutional 3 Class	10%	2.99%	2.66%
Weighted Average Equity Gain/Loss	100%	3.05%	3.21%

Fund	Weightings in category	2nd quarter performance	Year to date performance
Columbia U.S. Treasury Index, Institutional 3 Class	35%	0.02%	-1.18%
Columbia Short Term Bond, Institutional 3 Class	25%	0.32%	0.04%
Columbia Quality Income, Institutional 3 Class	20%	0.69%	-0.14%
Columbia Corporate Income, Institutional 3 Class	10%	-0.90%	-3.26%
Columbia Diversified Fixed Income Allocation ETF	10%	-0.89%	-2.31%
Weighted Average Income Gain/Loss	100%	0.05%	-0.69%

26	Columbia Acorn Family of Funds | Semiannual Report 2018

Manager Discussion of Fund Performance  (continued)
Columbia Thermostat FundSM
Columbia Thermostat Fund Rebalancing During the First Half of the Year
February 9, 2018: 15% Equity, 85% Bonds
March 12, 2018: 10% Equity, 90% Bonds
May 1, 2018: 25% Equity, 75% Bonds
June 1, 2018: 20% Equity, 80% Bonds
June 11, 2018: 15% Equity, 85% Bonds
A “fund of fund” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and potentially higher expense ratios than would be associated with a fund that invests and trades directly in financial instruments under the direction of a single manager.
The Fund’s investments in the underlying funds may present certain risks, including the following. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund’s investment in other funds subjects it to the investment performance (positive or negative), risks and expenses of these underlying funds. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than in investments in larger, more established companies. There are risks associated with fixed-income investments, including credit risk, market risk, interest rate risk and prepayment and extension risk. In general, bond prices fall when interest rates rise and vice versa. This effect is more pronounced for longer term securities. Non-investment-grade (high-yield or junk) securities present greater price volatility and more risk to principal and income than higher rated securities. Foreign investments subject the Fund to political, economic, market, social and other risks within a particular country, as well as to potential currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. Risks are enhanced for emerging market issuers. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
The value of an investment in the Fund is based primarily on the performance of the underlying funds in which it invests. The Fund is subject to the risk that the investment manager’s decisions regarding asset classes and underlying funds will not anticipate market trends successfully, resulting in a failure to reserve capital or lower total return. The Investment Manager may prefer an underlying fund in the Columbia Acorn Family of Funds over alternative investments. There can be no assurance that the Columbia Acorn Funds will outperform similar funds managed by the Investment Manager’s affiliates. This is not an offer of the shares of any other mutual fund mentioned herein.
Columbia Acorn Family of Funds | Semiannual Report 2018	27

Fund at a glance
Columbia Acorn Emerging Markets FundSM (Unaudited)
Investment objective
Columbia Acorn Emerging Markets FundSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Satoshi Matsunaga, CFA
Co-Portfolio Manager since 2015
Service with Fund since 2011
Charles C. Young
Co-Portfolio Manager since December 2017
Service with Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	08/19/11	-5.51	5.75	1.56	3.94
	Including sales charges		-10.96	-0.32	0.36	3.05
Advisor Class		11/08/12	-5.38	6.03	1.84	4.26
Class C	Excluding sales charges	08/19/11	-5.88	4.94	0.80	3.18
	Including sales charges		-6.82	3.94	0.80	3.18
Institutional Class		08/19/11	-5.34	6.07	1.82	4.22
Institutional 2 Class		11/08/12	-5.31	6.11	1.91	4.31
Institutional 3 Class		06/13/13	-5.28	6.17	1.96	4.34
MSCI Emerging Markets SMID Cap Index (Net)			-7.32	6.44	4.01	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each class.
As stated in the May 1, 2018 prospectus, the Fund’s annual operating expense ratio is 1.30% for Institutional Class shares and 1.55% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results may reflect the effect of any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI Emerging Markets SMID Cap Index (Net) captures a mid- and small-cap representation across 24 emerging market countries. The index covers approximately 29% of the free float-adjusted market capitalization in each country.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
28	Columbia Acorn Family of Funds | Semiannual Report 2018

Fund at a glance  (continued)
Columbia Acorn Emerging Markets FundSM (Unaudited)
Top ten holdings (%) (at June 30, 2018)
Vitasoy International Holdings Ltd. (Hong Kong) Food and beverages	3.8
Xiabuxiabu Catering Management China Holdings Co., Ltd. (Cayman Islands) Chain of restaurants in China	3.7
Koh Young Technology, Inc. (South Korea) 3D measurement and inspection equipment for testing various machineries	3.5
New Oriental Education & Technology Group, Inc., ADR (China) Educational services	3.2
Qualitas Controladora SAB de CV (Mexico) Insurance holding company	3.1
Zee Entertainment Enterprises Ltd. (India) Hindi films, serials, game shows and children’s programs	3.1
NagaCorp Ltd. (Cambodia) Leisure and tourism company	3.0
51job, Inc., ADR (China) Integrated human resource services	3.0
GRUH Finance Ltd. (India) Provides a range of home loans as well as insurance products	2.9
Gourmet Master Co., Ltd. (Cayman Islands) Coffee & bakery cafes	2.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	26.8
Consumer Staples	9.8
Financials	22.2
Health Care	4.0
Industrials	10.7
Information Technology	19.5
Materials	4.1
Telecommunication Services	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2018)
Brazil	4.7
Cambodia	2.9
Cayman Islands	11.9
China	10.1
Egypt	1.3
Hong Kong	6.1
India	9.0
Indonesia	4.3
Japan	1.0
Malaysia	1.2
Mexico	4.3
Philippines	2.3
Poland	0.9
Russian Federation	1.4
South Africa	6.3
South Korea	14.1
Spain	1.0
Taiwan	9.0
Thailand	2.9
Turkey	1.4
United States(a)	3.9
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Acorn Family of Funds | Semiannual Report 2018	29

Manager Discussion of Fund Performance
Columbia Acorn Emerging Markets FundSM
Satoshi Matsunaga, CFA
Co-Portfolio Manager
Charles C. Young
Co-Portfolio Manager
Columbia Acorn Emerging Markets FundSM Institutional Class returned -5.34% for the six-month period ended June 30, 2018, which compared with a return of -7.32% for the Fund’s benchmark, the MSCI Emerging Markets SMID Cap Index (Net).
Emerging market stocks came under pressure in the first half of 2018, as several factors combined to weaken sentiment with respect to the asset class. Entering the period, there were already signs that global growth had peaked and that the macroeconomic backdrop could become less benign for risk-based assets in the not-too-distant future. As 2018 progressed, the launch of a trade war between the United States and China did nothing to ease concerns about the global economy. An escalating and prolonged dispute over trade would increase the challenges faced by China as it seeks to deleverage while simultaneously maintaining growth within the government’s stated target range. In this vein, the decline in the Chinese renminbi seen in the second quarter of 2018 raised concerns about the potential for the trade war to transform into a currency war, which would have significant implications for emerging market economies. Over the same period, the U.S. dollar embarked on an upward leg, stressing the financial outlook for emerging market issuers of U.S. dollar-denominated debt. Finally, a pending slate of hotly contested national elections further dimmed investor interest in emerging markets.
The Fund’s relative performance was helped by strong stock selection in India, South Korea and China, which was partly offset by unfavorable selection in Hong Kong, Brazil and Taiwan. At the sector level, we added value through positive selection in the financials and industrials sectors, while the Fund’s holdings in the health care and information technology sectors lagged.
With respect to individual Fund holdings, a position in Qualitas Controladora was among the leading positive contributors to performance relative to the benchmark. Mexico’s largest auto insurer since 2007, the company saw its shares rally on strong fourth-quarter 2017 results that beat analyst expectations. We believe the growth opportunity for Qualitas is a function of both rising auto insurance industry penetration of the underserved Mexican market and potential market share gains by the company. Another leading contributor was Vitasoy, a Hong Kong-based soy and health drink producer that is expanding its business to mainland China. Initial operating results have been very encouraging, indicating that the company’s products are gaining traction in China and that the company stands to gain share in the huge Chinese domestic market. A position in Hong Kong-based NagaCorp was also among the top contributors. NagaCorp operates what is arguably the most significant entertainment destination in Phnom Penh, the capital city of Cambodia. The company recently opened its second casino in Phnom Penh and continues to see strong underlying demand for its leisure offerings. We see NagaCorp as well positioned to benefit from growth in visitors from around the region, particularly China.
On the downside, Raia Drogasil operates Brazil’s largest drugstore chain with over 1,600 stores and significant market share. The company is well positioned to grow faster than the overall industry as it consolidates a fragmented market undergoing structural changes. However, Raia Drogasil was not immune to industry headwinds as competition in the generic drug space and fewer new drug offerings impacted drugstore industry revenues in Brazil, translating to weak fourth-quarter sales in 2017. A position in Korea Zinc, a smelter of zinc, lead and precious metals, detracted as well. The stock underperformed as a softening in zinc prices reduced smelter revenues and processing fees declined as tight supply gave leverage to zinc miners. We believe pricing and earnings should improve as the zinc cycle continues to mature, and that the company’s valuation remains compelling. Modetour Network, South Korea’s second-largest group package tour provider, was another leading detractor. The stock underperformed due to weak first quarter results, largely driven by South Korea’s hosting of the Winter Olympics. A weakening currency also raised the effective price of package tours, dampening demand. We added to the position on weakness during the second quarter, as outbound travel demand continues to grow structurally in South Korea based on higher incomes and increased leisure time.

30	Columbia Acorn Family of Funds | Semiannual Report 2018

Manager Discussion of Fund Performance  (continued)
Columbia Acorn Emerging Markets FundSM
We continue to believe that emerging markets offer unique opportunities to discover small- and mid-cap companies in the early phases of market development and capital formation. We currently expect growth in emerging markets to outpace that of developed markets over longer time horizons. Demographic trends, including growing populations and rising middle-class consumers, have provided long-term tailwinds. In addition, emerging market stocks were trading at more attractive valuations than most developed equity markets, especially with respect to small- to mid-cap stocks, at the close of the six-month period.
In the near term, we believe it is possible that the heightened equity market volatility seen in recent months may persist for a while. There have been several drivers of volatility, including U.S. trade policy, a stronger U.S. dollar along with a weaker renminbi, and concerns over growth in China. Measures taken by the Chinese government to curb credit-fueled growth have led to signs of consumer weakness and less investment spending. We will continue to monitor these issues in China and other broader risks including corporate debt levels, geopolitical tensions, currency movements and narrowing market leadership.
The relatively high volatility and divergences among economies and markets that we have seen have the potential to create opportunities for stock pickers. We believe our investment philosophy, which favors higher quality, faster growing companies, is well suited for the current environment.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. International investing involves certain risks and volatility due to potential political, economic or currency instabilities and different, potentially less stringent, financial and accounting standards than those generally applicable to U.S. issuers. Risks are enhanced for emerging and frontier market issuers. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than investments in larger, more established companies. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
Columbia Acorn Family of Funds | Semiannual Report 2018	31

Fund at a glance
Columbia Acorn European FundSM (Unaudited)
Investment objective
Columbia Acorn European FundSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Stephen Kusmierczak, CFA
Portfolio Manager since 2011
Service with Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	08/19/11	0.59	12.32	9.87	11.01
	Including sales charges		-5.21	5.86	8.57	10.06
Advisor Class		06/25/14	0.74	12.57	10.18	11.31
Class C	Excluding sales charges	08/19/11	0.23	11.47	9.06	10.20
	Including sales charges		-0.77	10.47	9.06	10.20
Institutional Class		08/19/11	0.69	12.53	10.15	11.30
Institutional 2 Class		11/08/12	0.79	12.70	10.18	11.32
Institutional 3 Class		03/01/17	0.70	12.62	10.17	11.31
MSCI AC Europe Small Cap Index (Net)			-1.29	11.82	11.98	-
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each class.
As stated in the May 1, 2018 prospectus, the Fund’s annual operating expense ratio is 1.21% for Institutional Class shares and 1.46% for Class A shares.
Performance numbers reflect all Fund expenses. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results may reflect the effect of any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI AC Europe Small Cap Index (Net) captures a small-cap representation across 21 markets in Europe. The index covers approximately 14% of the free float-adjusted market capitalization across each market country in Europe.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
32	Columbia Acorn Family of Funds | Semiannual Report 2018

Fund at a glance  (continued)
Columbia Acorn European FundSM (Unaudited)
Top ten holdings (%) (at June 30, 2018)
Sectra AB, B Shares (Sweden) Medical and communication systems	3.8
Wirecard AG (Germany) Internet payment and processing services	3.3
Nemetschek SE (Germany) Standard software for designing, constructing and managing buildings and real estate	3.3
Rentokil Initial PLC (United Kingdom) Fully integrated facilities management and essential support services	3.2
Unibet Group PLC (Malta) Online gambling services	3.1
SimCorp AS (Denmark) Global provider of highly specialised software for the investment management industry	3.0
Halma PLC (United Kingdom) Products that detect hazards and protect assets and people in public and commercial buildings	3.0
Spirax-Sarco Engineering PLC (United Kingdom) Consultation, service and products for the control and efficient management of steam and industrial fluids	2.9
Brembo SpA (Italy) Braking systems and components	2.8
Sweco AB, Class B (Sweden) Consulting company specializing in engineering, environmental technology, and architecture	2.7
Percentages indicated are based upon total investments (excluding Money Market Funds and Securities Lending Collateral).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	20.4
Consumer Staples	1.1
Financials	9.6
Health Care	10.2
Industrials	30.1
Information Technology	22.0
Materials	4.1
Real Estate	2.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2018)
Belgium	1.6
Denmark	5.7
Finland	2.4
France	1.8
Germany	23.5
Ireland	1.6
Italy	5.2
Luxembourg	1.6
Malta	3.0
Netherlands	2.4
Norway	3.0
Poland	0.9
Russian Federation	1.0
Spain	1.1
Sweden	11.5
Switzerland	7.9
Turkey	0.9
United Kingdom	22.4
United States(a)	2.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Acorn Family of Funds | Semiannual Report 2018	33

Manager Discussion of Fund Performance
Columbia Acorn European FundSM
Stephen Kusmierczak, CFA
Portfolio Manager
Columbia Acorn European FundSM Institutional Class returned 0.69% for the six-month period ended June 30, 2018, outperforming the -1.29% return of the Fund’s benchmark, the MSCI AC Europe Small Cap Index (Net).
After staging a strong rally in 2017, European equities delivered more uneven results in the first half of 2018. Stocks generally weakened due to adverse headlines related to the growing influence of populism in the region’s politics, as well as renewed concerns about Italy’s elevated government debt. External factors, including uncertainty surrounding U.S. trade policy and the prospect of rising interest rates in the United States, also fueled instability in stock prices. For U.S. investors, the declining value of the major European currencies versus the U.S. dollar was an additional factor leading to negative total returns for the regional equity indexes. On the positive side, stock prices continued to be supported by the backdrop of positive global growth and healthy corporate earnings. Rising profits helped propel small-cap stocks to a meaningful performance advantage over their large-cap peers, as did their lower degree of exposure to broader macroeconomic concerns.
The Fund posted a gain and comfortably outperformed the negative total return for its benchmark. Stock selection was the primary driver of relative strength, led by our investments in the industrials, health care and information technology sectors. Sector allocation was also a net positive, with the benefit of overweights in technology and health care outweighing the adverse effect of not holding any energy stocks during the period. On the negative side, the Fund lost some relative performance from its stock selection in consumer discretionary and financials.
Among individual stocks, the German payment-processing company Wirecard made the largest contribution to performance. The company, which has benefited as the market for electronic payment transactions has grown in tandem with the expansion of e-commerce, demonstrated robust organic growth with an encouraging sales pipeline. Nemetschek, another German technology stock, was an additional contributor of note. A provider of design software used in large building and infrastructure construction, Nemetschek generated strong growth in the license sales for one of its key products. We continued to hold the investment on the belief that the company is positioned to benefit from increasing penetration in a variety of businesses. Simcard, a Denmark-based provider of specialized software for the investment management industry, further contributed to our healthy showing in technology. The company reported higher earnings, rising profit margins, and a dividend increase, boosting its shares.
The health care sector was also home to a number of the Fund’s top performers for the six-month period. Sartorius, a Germany-based international leader in supplying biomanufacturing equipment, laboratory products and lab services, was a top contributor due in part to its release of a plan that outlined its growth outlook through 2025. William Demant Holding A/S (Denmark) and Sectra AB (Sweden) were also top contributors in health care.
On the other side of the ledger, some of the Fund’s key detractors came from the consumer discretionary sector. eDreams ODIGEO, a leading European online travel agent based in Luxembourg, had the largest negative impact on returns both in the consumer discretionary sector and in the portfolio as a whole. The stock had doubled after the company began a strategic review for a potential sale in November 2017, but it slid in early March after announcing that it would stay independent. However, the prospect of a takeover by a larger rival was not our primary reason for investing in the stock. We remain encouraged by progress the company has made in increasing profitability and diversifying revenue streams, and we believe its shares are trading at an attractive valuation. Unibet Group, WH Smith and Fielmann AG also underperformed the broader consumer discretionary sector and hurt the Fund’s results. Unibet Group is an online gambling operator registered in Malta. WH Smith is a stationary and book retailer in the United Kingdom. Fielmann AG is a German optical retailer, specializing in prescription sunglasses, specialty glasses, sunglasses, contact lenses and optical supplies. Elsewhere, the Turkish company Logo Yazilim, which sells enterprise resource planning

34	Columbia Acorn Family of Funds | Semiannual Report 2018

Manager Discussion of Fund Performance  (continued)
Columbia Acorn European FundSM
software to small businesses, was a notable detractor. Logo Yazilim reported strong results with operating margins and net income that exceeded consensus expectations, but the stock traded down as the Turkish stock market declined due to heightened economic and political uncertainty.
Our bottom-up process translated to overweight positions in the information technology, consumer discretionary and health care sectors as of the end of June. At the same time, the portfolio had zero weightings in market segments with fewer quality growth companies, including utilities, consumer staples, and telecommunications services. We maintained a zero weighting in energy, where stock-specific performance is tied more to the direction of commodity prices than organic, bottom-up growth trends.
We are encouraged by the growing divergences in individual stock returns that occurred the first half of 2018. This represents a departure from the latter half of 2017, when expectations for synchronized global growth fueled a high correlation in performance among individual companies. Although this shift contributed to heightened market volatility, we believe that these divergences have also created a more favorable environment for stock selection. We believe an investment philosophy that favors higher quality, faster growing companies, based on metrics such as return on invested capital, revenue and earnings growth, and superior debt ratios, is well suited to this evolving investment backdrop.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. International investing involves certain risks and volatility due to potential political, economic or currency instabilities and different, potentially less stringent, financial and accounting standards than those generally applicable to U.S. issuers. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than investments in larger, more established companies. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
Columbia Acorn Family of Funds | Semiannual Report 2018	35

2018 Mid-Year Distributions
The following table details the mid-year distributions for the Columbia Acorn Funds. The information is provided on a per share basis for each share class of the Funds.
Fund	Ordinary income	Short-term capital gain	Long-term capital gain	Record date	Ex-dividend date	Payable date
Columbia Acorn® Fund
Class A	None	0.10674	0.54539	6/11/2018	6/12/2018	6/12/2018
Advisor Class	None	0.14518	0.54539	6/11/2018	6/12/2018	6/12/2018
Class C	None	None	0.54539	6/11/2018	6/12/2018	6/12/2018
Institutional Class	None	0.14518	0.54539	6/11/2018	6/12/2018	6/12/2018
Institutional 2 Class	None	0.14825	0.54539	6/11/2018	6/12/2018	6/12/2018
Institutional 3 Class	None	0.15594	0.54539	6/11/2018	6/12/2018	6/12/2018
Columbia Acorn International®
Class A	0.23669	None	1.38063	6/11/2018	6/12/2018	6/12/2018
Advisor Class	0.23669	None	1.38063	6/11/2018	6/12/2018	6/12/2018
Class C	0.23669	None	1.38063	6/11/2018	6/12/2018	6/12/2018
Institutional Class	0.23669	None	1.38063	6/11/2018	6/12/2018	6/12/2018
Institutional 2 Class	0.23669	None	1.38063	6/11/2018	6/12/2018	6/12/2018
Institutional 3 Class	0.23669	None	1.38063	6/11/2018	6/12/2018	6/12/2018
Class R	0.23669	None	1.38063	6/11/2018	6/12/2018	6/12/2018
Columbia Acorn USA®
Class A	None	0.07369	0.39855	6/11/2018	6/12/2018	6/12/2018
Advisor Class	None	0.11401	0.39855	6/11/2018	6/12/2018	6/12/2018
Class C	None	None	0.39855	6/11/2018	6/12/2018	6/12/2018
Institutional Class	None	0.12102	0.39855	6/11/2018	6/12/2018	6/12/2018
Institutional 2 Class	None	0.13505	0.39855	6/11/2018	6/12/2018	6/12/2018
Institutional 3 Class	None	0.14031	0.39855	6/11/2018	6/12/2018	6/12/2018
Columbia Acorn SelectSM
Class A	None	0.29153	0.91638	6/11/2018	6/12/2018	6/12/2018
Advisor Class	None	0.32744	0.91638	6/11/2018	6/12/2018	6/12/2018
Class C	None	0.18378	0.91638	6/11/2018	6/12/2018	6/12/2018
Institutional Class	None	0.32744	0.91638	6/11/2018	6/12/2018	6/12/2018
Institutional 2 Class	None	0.33606	0.91638	6/11/2018	6/12/2018	6/12/2018
Institutional 3 Class	None	0.34325	0.91638	6/11/2018	6/12/2018	6/12/2018
Columbia Thermostat FundSM
Class A	0.01830	0.02984	0.15556	6/11/2018	6/12/2018	6/12/2018
Advisor Class	0.01830	0.02984	0.15556	6/11/2018	6/12/2018	6/12/2018
Class C	0.01830	0.02984	0.15556	6/11/2018	6/12/2018	6/12/2018
Institutional Class	0.01830	0.02984	0.15556	6/11/2018	6/12/2018	6/12/2018
Institutional 2 Class	0.01830	0.02984	0.15556	6/11/2018	6/12/2018	6/12/2018
Institutional 3 Class	0.01830	0.02984	0.15556	6/11/2018	6/12/2018	6/12/2018
Columbia Acorn European FundSM
Class A	0.11981	None	None	6/11/2018	6/12/2018	6/12/2018
Advisor Class	0.11981	None	None	6/11/2018	6/12/2018	6/12/2018
Class C	0.11981	None	None	6/11/2018	6/12/2018	6/12/2018
Institutional Class	0.11981	None	None	6/11/2018	6/12/2018	6/12/2018
Institutional 2 Class	0.11981	None	None	6/11/2018	6/12/2018	6/12/2018
Institutional 3 Class	0.11981	None	None	6/11/2018	6/12/2018	6/12/2018
There were no mid-year distributions for Acorn International SelectSM or Acorn Emerging MarketsSM.
36	Columbia Acorn Family of Funds | Semiannual Report 2018

Understanding Your Fund’s Expenses
(Unaudited)
As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees, and other Fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Funds during the period. The actual and hypothetical information in the tables is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Funds’ actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Funds’ actual return) and then applies the Funds’ actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Funds bear directly, Columbia Thermostat Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column in the “Fund of Funds” table.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Funds with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn® Fund
Class A	1,000.00	1,000.00	1,102.10	1,019.55	5.66	5.44	1.08
Advisor Class	1,000.00	1,000.00	1,103.80	1,020.79	4.35	4.18	0.83
Class C	1,000.00	1,000.00	1,098.10	1,015.81	9.57	9.20	1.83
Institutional Class	1,000.00	1,000.00	1,103.10	1,020.79	4.35	4.18	0.83
Institutional 2 Class	1,000.00	1,000.00	1,103.70	1,020.89	4.25	4.08	0.81
Institutional 3 Class	1,000.00	1,000.00	1,103.80	1,021.14	3.99	3.83	0.76
Columbia Acorn Family of Funds | Semiannual Report 2018	37

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn International®
Class A	1,000.00	1,000.00	999.40	1,018.75	6.18	6.24	1.24
Advisor Class	1,000.00	1,000.00	1,000.70	1,020.00	4.94	4.99	0.99
Class C	1,000.00	1,000.00	995.80	1,015.01	9.90	10.00	1.99
Institutional Class	1,000.00	1,000.00	1,000.70	1,020.00	4.94	4.99	0.99
Institutional 2 Class	1,000.00	1,000.00	1,001.10	1,020.29	4.64	4.68	0.93
Institutional 3 Class	1,000.00	1,000.00	1,001.30	1,020.59	4.34	4.38	0.87
Class R	1,000.00	1,000.00	998.30	1,017.50	7.42	7.49	1.49
Columbia Acorn USA®
Class A	1,000.00	1,000.00	1,152.40	1,017.80	7.67	7.19	1.43
Advisor Class	1,000.00	1,000.00	1,154.30	1,019.05	6.34	5.94	1.18
Class C	1,000.00	1,000.00	1,147.80	1,014.06	11.67	10.95	2.18
Institutional Class	1,000.00	1,000.00	1,153.70	1,019.05	6.34	5.94	1.18
Institutional 2 Class	1,000.00	1,000.00	1,154.40	1,019.45	5.91	5.54	1.10
Institutional 3 Class	1,000.00	1,000.00	1,154.50	1,019.70	5.64	5.29	1.05
Columbia Acorn International SelectSM
Class A	1,000.00	1,000.00	1,018.00	1,017.95	7.04	7.04	1.40
Advisor Class	1,000.00	1,000.00	1,019.00	1,019.20	5.79	5.79	1.15
Class C	1,000.00	1,000.00	1,013.80	1,014.21	10.79	10.80	2.15
Institutional Class	1,000.00	1,000.00	1,018.80	1,019.20	5.79	5.79	1.15
Institutional 2 Class	1,000.00	1,000.00	1,019.70	1,019.60	5.39	5.39	1.07
Institutional 3 Class	1,000.00	1,000.00	1,019.70	1,019.85	5.14	5.14	1.02
Columbia Acorn SelectSM
Class A	1,000.00	1,000.00	1,061.60	1,019.20	5.91	5.79	1.15
Advisor Class	1,000.00	1,000.00	1,062.50	1,020.44	4.63	4.53	0.90
Class C	1,000.00	1,000.00	1,058.10	1,015.46	9.75	9.55	1.90
Institutional Class	1,000.00	1,000.00	1,063.20	1,020.44	4.63	4.53	0.90
Institutional 2 Class	1,000.00	1,000.00	1,063.30	1,020.74	4.32	4.23	0.84
Institutional 3 Class	1,000.00	1,000.00	1,063.70	1,020.99	4.06	3.98	0.79
Columbia Acorn Emerging Markets FundSM
Class A	1,000.00	1,000.00	944.90	1,017.40	7.32	7.59	1.51
Advisor Class	1,000.00	1,000.00	946.20	1,018.65	6.11	6.34	1.26
Class C	1,000.00	1,000.00	941.20	1,013.66	10.94	11.35	2.26
Institutional Class	1,000.00	1,000.00	946.60	1,018.65	6.11	6.34	1.26
Institutional 2 Class	1,000.00	1,000.00	946.90	1,019.00	5.78	5.99	1.19
Institutional 3 Class	1,000.00	1,000.00	947.20	1,019.25	5.53	5.74	1.14
Columbia Acorn European FundSM
Class A	1,000.00	1,000.00	1,005.90	1,017.75	7.20	7.24	1.44
Advisor Class	1,000.00	1,000.00	1,007.40	1,019.00	5.96	5.99	1.19
Class C	1,000.00	1,000.00	1,002.30	1,014.01	10.93	11.00	2.19
Institutional Class	1,000.00	1,000.00	1,006.90	1,019.00	5.95	5.99	1.19
Institutional 2 Class	1,000.00	1,000.00	1,007.90	1,019.30	5.66	5.69	1.13
Institutional 3 Class	1,000.00	1,000.00	1,007.00	1,019.55	5.40	5.44	1.08
38	Columbia Acorn Family of Funds | Semiannual Report 2018

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
Fund of Funds—Columbia Thermostat Fund
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,005.00	1,022.44	2.50	2.52	0.50	4.60	4.64	0.92
Advisor Class	1,000.00	1,000.00	1,005.80	1,023.68	1.25	1.26	0.25	3.35	3.38	0.67
Class C	1,000.00	1,000.00	1,000.20	1,018.70	6.23	6.29	1.25	8.33	8.40	1.67
Institutional Class	1,000.00	1,000.00	1,005.80	1,023.68	1.25	1.26	0.25	3.35	3.38	0.67
Institutional 2 Class	1,000.00	1,000.00	1,005.70	1,023.83	1.10	1.11	0.22	3.20	3.23	0.64
Institutional 3 Class	1,000.00	1,000.00	1,005.80	1,024.08	0.85	0.86	0.17	2.95	2.98	0.59
Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Except with respect to Columbia Thermostat Fund, expenses do not include any fees and expenses incurred indirectly by a Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).
In the case of Columbia Thermostat Fund, effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly by the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds in which it invests using the expense ratio of each class of each underlying fund as of the underlying fund’s most recent shareholder report.
Had the investment manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses for the Funds, account value at the end of the period would have been reduced.
Columbia Acorn Family of Funds | Semiannual Report 2018	39

Portfolio of Investments
Columbia Acorn® Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.0%
Issuer	Shares	Value ($)
Consumer Discretionary 19.8%
Auto Components 3.6%
Cooper-Standard Holding, Inc.(a) Sealing, fuel and brake delivery, fluid transfer systems, anti-vibration systems components, subsystems, and modules	381,375	49,834,271
Dorman Products, Inc.(a) Automotive products and home hardware	419,384	28,648,121
Gentex Corp. Products that use electro-optic technology	1,395,983	32,135,529
LCI Industries Recreational vehicles and equipment	314,881	28,386,522
Tenneco, Inc. Emission control and ride control products and systems	710,483	31,232,833
Total		170,237,276
Distributors 1.7%
LKQ Corp.(a) Automotive products and services	593,633	18,936,893
Pool Corp. Swimming pool supplies, equipment and leisure products	404,067	61,216,150
Total		80,153,043
Diversified Consumer Services 2.5%
Adtalem Global Education, Inc.(a) Higher education institutions	962,394	46,291,152
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	290,295	29,761,043
Grand Canyon Education, Inc.(a) Online post secondary education	398,464	44,472,567
Total		120,524,762
Hotels, Restaurants & Leisure 5.2%
Dave & Buster’s Entertainment, Inc.(a) Venues that combine dining and entertainment for adults and families	751,597	35,776,017
Domino’s Pizza, Inc. Network of company-owned and franchise Domino’s Pizza stores	91,833	25,912,518
Dunkin’ Brands Group, Inc. Quick service restaurants serving hot and cold coffee and baked goods	439,602	30,363,310
Extended Stay America, Inc. Hotels and motels	1,545,157	33,390,843
Common Stocks (continued)
Issuer	Shares	Value ($)
Papa John’s International, Inc.(b) Pizza delivery and carry-out restaurants	174,618	8,856,625
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	885,011	57,977,070
Vail Resorts, Inc. Operates resorts globally	81,062	22,226,390
Wingstop, Inc. Cooked-to-order chicken wings	643,639	33,546,465
Total		248,049,238
Household Durables 1.6%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	139,806	29,030,716
iRobot Corp.(a),(b) Manufactures robots for cleaning	376,562	28,532,102
NVR, Inc.(a) Builds and markets homes and conducts mortgage banking activities	6,100	18,119,135
Total		75,681,953
Internet & Direct Marketing Retail 0.8%
Wayfair, Inc., Class A(a) Retails household goods online	303,419	36,034,040
Leisure Products 0.8%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	614,352	39,613,417
Media 0.5%
Cable One, Inc. Cable company	33,500	24,565,215
Specialty Retail 2.5%
Five Below, Inc.(a) Specialty value retailer	319,361	31,204,763
Monro, Inc. Automotive undercar repair and tire services	362,003	21,032,374
Tractor Supply Co. Retail farm store chain	561,854	42,976,213
Ulta Beauty, Inc.(a) Chain of beauty stores	94,556	22,075,044
Total		117,288,394
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.6%
Carter’s, Inc. Markets baby and young children’s apparel	260,000	28,181,400
Total Consumer Discretionary		940,328,738
Consumer Staples 2.7%
Food & Staples Retailing 1.1%
U.S. Foods Holding Corp.(a) Catering services	1,336,033	50,528,768
Household Products 1.2%
Central Garden & Pet Co.(a),(c) Lawn, garden & pet supply products	745,000	32,392,600
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	164,398	24,043,207
Total		56,435,807
Personal Products 0.4%
Inter Parfums, Inc. Fragrances and related products	367,951	19,685,379
Total Consumer Staples		126,649,954
Energy 1.1%
Oil, Gas & Consumable Fuels 1.1%
Cimarex Energy Co. Crude oil and natural gas	147,390	14,995,459
Diamondback Energy, Inc. Independent oil and natural gas company	294,534	38,751,838
Total		53,747,297
Total Energy		53,747,297
Financials 8.5%
Banks 1.6%
BOK Financial Corp. Multi-bank holding company	367,144	34,515,207
SVB Financial Group(a) Holding company for Silicon Valley Bank	148,227	42,802,029
Total		77,317,236
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 5.8%
Ares Management LP Asset management firm	1,465,000	30,325,500
Eaton Vance Corp. Creates, markets, and manages mutual funds	943,078	49,219,241
Factset Research Systems, Inc. Global economic and financial data to analysts, investment bankers, and financial professionals	164,763	32,639,550
Houlihan Lokey, Inc. Investment bank	624,963	32,010,605
Lazard Ltd., Class A Corporate Advisory & Asset Management	1,173,299	57,386,054
MarketAxess Holdings, Inc. Electronic, multi-dealer to client platform for bond trading	160,939	31,843,391
Raymond James Financial, Inc. Financial services to individuals, corporations, and municipalities	446,709	39,913,449
Total		273,337,790
Consumer Finance 0.6%
Credit Acceptance Corp.(a) Funding, receivables management, collection, sales training, and related services to automobile dealers	82,711	29,230,067
Insurance 0.5%
Primerica, Inc. Distributes financial products to middle income households	245,000	24,402,000
Total Financials		404,287,093
Health Care 20.0%
Biotechnology 4.0%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	212,809	17,924,902
Alkermes PLC(a) Develops treatments for central nervous system disorders	485,253	19,973,013
Ligand Pharmaceuticals, Inc.(a) Drugs that regulate hormone activated intracellular receptors	277,166	57,420,480
Loxo Oncology, Inc.(a) Researches and develops cancer drugs	114,070	19,788,864

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	41

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Seattle Genetics, Inc.(a) Monoclonal antibody-based drugs to treat cancer and related diseases	674,494	44,779,657
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	392,364	30,161,021
Total		190,047,937
Health Care Equipment & Supplies 6.9%
Align Technology, Inc.(a) Designs, manufactures, and markets the Invisalign System	73,647	25,197,584
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	624,339	31,373,035
Haemonetics Corp.(a) Automated blood processing systems	276,947	24,836,607
iRhythm Technologies, Inc.(a) Medical instruments	421,643	34,207,897
LivaNova PLC(a) Medical technology focusing on neuromodulation, cardiac surgery and rhythm management	305,000	30,445,100
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	870,420	84,996,513
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	128,000	17,683,200
ResMed, Inc. Medical equipment for the treatment of sleep disordered breathing	322,545	33,409,211
Varex Imaging Corp.(a) X-ray imaging components	669,059	24,815,398
Varian Medical Systems, Inc.(a) Medical equipment	182,447	20,747,873
Total		327,712,418
Health Care Providers & Services 4.1%
Amedisys, Inc.(a) Provider of alternate-site health care services	692,504	59,181,392
AMN Healthcare Services, Inc.(a) Temporary healthcare staffing	475,389	27,857,795
Chemed Corp. Hospice and palliative care services	132,300	42,575,463
Encompass Health Corp. Inpatient rehabilitative healthcare services	930,237	62,995,650
Total		192,610,300
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 1.6%
Evolent Health, Inc., Class A(a) Purpose-built platform enables providers to migrate their payment models	1,111,064	23,387,897
Veeva Systems Inc., Class A(a) Cloud-based business services	710,556	54,613,334
Total		78,001,231
Life Sciences Tools & Services 3.4%
Bio-Techne Corp. Biotechnology products and clinical diagnostic controls	482,462	71,380,253
Mettler-Toledo International, Inc.(a) Weighing instruments for use in laboratory, industrial, and food retailing applications	30,543	17,673,096
Pra Health Sciences, Inc.(a) Global contract research organization	784,432	73,234,572
Total		162,287,921
Total Health Care		950,659,807
Industrials 14.3%
Aerospace & Defense 0.7%
HEICO Corp., Class A Aerospace products and services	559,795	34,119,505
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc. Global logistics company	330,439	24,155,091
Commercial Services & Supplies 1.8%
Brink’s Co. (The) Provides security services globally	380,358	30,333,550
Copart, Inc.(a) Services to process and sell salvage vehicles through auctions	438,776	24,817,171
Unifirst Corp. Workplace uniforms and protective clothing	176,205	31,170,664
Total		86,321,385

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 6.4%
Gardner Denver Holdings, Inc.(a) Vacuum systems, bottle blowers, pumps and air & gas compressors	575,000	16,899,250
Graco, Inc. Technology for the management of fluids in industrial and commercial applications	1,234,634	55,830,149
ITT, Inc. Engineered components & customized technology solutions	523,500	27,363,345
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	258,744	33,225,317
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	441,462	31,043,608
Toro Co. (The) Turf equipment	918,438	55,335,889
WABCO Holdings, Inc.(a) Electronic braking, stability, suspension, and transmission control systems commercial vehicles	388,178	45,424,590
Woodward, Inc. Energy control systems and components for aircraft, industrial engines and turbines	504,500	38,775,870
Total		303,898,018
Professional Services 1.9%
CoStar Group, Inc.(a) Provides building-specific information to the United States commercial real estate industry and related industries	61,466	25,362,716
ManpowerGroup, Inc. Non-governmental employment services	367,737	31,647,446
Robert Half International, Inc. Temporary and permanent staffing services	528,720	34,419,672
Total		91,429,834
Road & Rail 2.1%
JB Hunt Transport Services, Inc. Logistics services	165,266	20,088,083
Old Dominion Freight Line, Inc. Inter-regional and multi-regional motor carrier	534,818	79,666,489
Total		99,754,572
Trading Companies & Distributors 0.9%
Watsco, Inc. Air conditioning, heating, and refrigeration equipment	234,128	41,740,340
Total Industrials		681,418,745
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 23.2%
Electronic Equipment, Instruments & Components 3.3%
CDW Corp. IT products and services	606,575	49,005,194
Cognex Corp. Machine vision systems	780,000	34,795,800
Coherent, Inc.(a) Laser-based photonic products	58,000	9,072,360
II-VI, Inc.(a) Optical and optoelectronic devices	500,550	21,748,898
IPG Photonics Corp.(a) High-power fiber lasers and amplifiers	187,098	41,279,432
Total		155,901,684
Internet Software & Services 3.5%
Alteryx, Inc., Class A(a),(b) Data storage, retrieval, management, reporting, and analytics solutions	685,198	26,147,156
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	476,700	19,644,807
MINDBODY, Inc., Class A(a) Business management software	911,360	35,178,496
Nutanix, Inc., Class A(a) Enterprise cloud platforms	353,803	18,245,621
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	390,631	22,285,498
Quotient Technology, Inc.(a) Operates a promotion platform	1,597,710	20,930,001
VeriSign, Inc.(a) Domain names and Internet security services	177,571	24,401,807
Total		166,833,386
IT Services 4.6%
Black Knight, Inc.(a) Integrated technology, work flow automation, data and analytic solutions	622,215	33,319,613
Booz Allen Hamilton Holdings Corp. Technology consulting services to the U.S. government in the defense, intelligence, and civil markets	1,062,403	46,458,883
Broadridge Financial Solutions, Inc. Technology-based outsourcing solutions to the financial services industry	294,817	33,933,437
CoreLogic, Inc.(a) Consumer, financial and property information, analytics and services to business and government	368,760	19,138,644

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	43

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
EPAM Systems, Inc.(a) Provides software development, outsourcing services, e-business, enterprise relationship management and content management solutions	291,000	36,180,030
Gartner, Inc.(a) Research and analysis on computer hardware, software, communications, and information technology	212,622	28,257,464
GreenSky, Inc., Class A(a) Technology company	1,096,242	23,185,518
Total		220,473,589
Semiconductors & Semiconductor Equipment 6.1%
Advanced Energy Industries, Inc.(a) Engineered precision power conversion, measurement and control solutions	665,818	38,677,368
Brooks Automation, Inc. Automation solutions for the global semiconductor and related industries	1,123,474	36,647,722
Cabot Microelectronics Corp. Slurries used in chemical mechanical planarization	384,000	41,303,040
Inphi Corp.(a),(b) Analog semiconductor solutions	634,916	20,704,611
MKS Instruments, Inc. Instruments and components used to control and analyze gases in semiconductor manufacturing	437,784	41,895,929
Monolithic Power Systems, Inc. Power management solutions	225,441	30,134,698
Semtech Corp.(a) Analog and mixed-signal semiconductors	861,391	40,528,446
Teradyne, Inc. Semiconductor test products and services	1,005,400	38,275,578
Total		288,167,392
Software 5.7%
ANSYS, Inc.(a) Software solutions for design analysis and optimization	207,331	36,112,914
Blackline, Inc.(a) Develops and markets enterprise software	497,040	21,586,447
Cadence Design Systems, Inc.(a) Software technology, design and consulting services and technology	1,388,503	60,136,065
CyberArk Software Ltd.(a) IT security solutions	423,051	26,635,291
Guidewire Software, Inc.(a) Enterprise software for the property and casualty insurance industry	226,040	20,067,831
Proofpoint, Inc.(a) On-demand data protection solutions	191,000	22,024,210
Common Stocks (continued)
Issuer	Shares	Value ($)
Qualys, Inc.(a) Information technology security risk and compliance management solutions	417,251	35,174,259
Synopsys, Inc.(a) Electronic design automation solutions	294,590	25,208,066
Ultimate Software Group, Inc. (The)(a) Software solutions	89,935	23,141,175
Total		270,086,258
Total Information Technology		1,101,462,309
Materials 2.6%
Chemicals 1.6%
Celanese Corp., Class A Global integrated producer of chemicals and advanced materials	271,263	30,126,469
PolyOne Corp. International polymer services company	575,000	24,851,500
Quaker Chemical Corp. Custom-formulated chemical specialty products	151,400	23,447,318
Total		78,425,287
Containers & Packaging 1.0%
Avery Dennison Corp. Pressure-sensitive materials and a variety of tickets, tags and labels	279,691	28,556,451
Sealed Air Corp. Packaging and performance-based materials and equipment	448,600	19,043,070
Total		47,599,521
Total Materials		126,024,808
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.2%
Coresite Realty Corp. Develops, owns & operates data centers	321,881	35,670,853
Equity LifeStyle Properties, Inc. Acquires properties such as camping grounds and seasonal resort communities	213,266	19,599,145
Lamar Advertising Co., Class A Outdoor advertising structures	684,333	46,746,787
Total		102,016,785
Real Estate Management & Development 0.7%
Jones Lang LaSalle, Inc. Real estate and investment management services	210,632	34,962,806
Total Real Estate		136,979,591

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.4%
Zayo Group Holdings, Inc.(a) Global provider of bandwidth infrastructure services	547,191	19,961,528
Wireless Telecommunication Services 0.5%
Boingo Wireless, Inc.(a) Mobile internet services	965,652	21,814,078
Total Telecommunication Services		41,775,606
Total Common Stocks (Cost: $3,106,264,249)		4,563,333,948

Limited Partnerships 0.4%

Consumer Discretionary 0.4%
Hotels, Restaurants & Leisure 0.4%
Cedar Fair LP Owns and operates amusement parks	326,046	20,544,159
Total Consumer Discretionary		20,544,159
Total Limited Partnerships (Cost: $21,498,282)		20,544,159

Securities Lending Collateral 1.1%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.810%(d),(e)	50,735,444	50,735,444
Total Securities Lending Collateral (Cost: $50,735,444)		50,735,444

Money Market Funds 2.7%

JPMorgan U.S. Government Money Market Fund, IM Shares, 1.819%(d)	127,557,532	127,557,532
Total Money Market Funds (Cost: $127,557,532)		127,557,532
Total Investments in Securities (Cost $3,306,055,507)		4,762,171,083
Obligation to Return Collateral for Securities Loaned		(50,735,444)
Other Assets & Liabilities, Net		42,360,019
Net Assets		$4,753,795,658

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $49,634,346.
(c)	An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the six months ended June 30, 2018, are as follows. The aggregate cost and value of these companies at June 30, 2018, was $30,351,061 and $32,392,600, respectively. Investments in affiliated companies represented 0.68% of the Fund’s total net assets at June 30, 2018.

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Celldex Therapeutics, Inc. †
	8,126,489	—	(8,126,489)	—	(17,193,753)	1,501,758	—	—
Central Garden & Pet Co. ‡
	—	745,000	—	745,000	—	2,041,539	—	32,392,600
Total of Affiliated Transactions					(17,193,753)	3,543,297	—	32,392,600

†	Issuer was not an affiliate at the end of period.
‡	Issuer was not an affiliate at the beginning of period.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(e)	Investment made with cash collateral received from securities lending activity.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	45

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2018 (Unaudited)
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	940,328,738	—	—	940,328,738
Consumer Staples	126,649,954	—	—	126,649,954
Energy	53,747,297	—	—	53,747,297
Financials	404,287,093	—	—	404,287,093
Health Care	950,659,807	—	—	950,659,807
Industrials	681,418,745	—	—	681,418,745
Information Technology	1,101,462,309	—	—	1,101,462,309
Materials	126,024,808	—	—	126,024,808
Real Estate	136,979,591	—	—	136,979,591
Telecommunication Services	41,775,606	—	—	41,775,606
Total Common Stocks	4,563,333,948	—	—	4,563,333,948
Limited Partnerships
Consumer Discretionary	20,544,159	—	—	20,544,159
Total Limited Partnerships	20,544,159	—	—	20,544,159
Securities Lending Collateral	50,735,444	—	—	50,735,444
Money Market Funds	127,557,532	—	—	127,557,532
Total Investments in Securities	4,762,171,083	—	—	4,762,171,083
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments
Columbia Acorn International®, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Australia 1.7%
carsales.com Ltd. Automotive & related industry websites	3,859,000	43,135,487
DuluxGroup Ltd. Manufactures and supplies paints and other surface coatings	3,872,000	21,893,919
National Storage REIT Owns self storage facilities	726,693	884,776
Total		65,914,182
Belgium 0.4%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	159,030	14,722,465
Brazil 1.2%
Odontoprev SA Dental benefits company	3,809,000	12,972,663
Qualicorp SA Insurance and benefits packages	3,746,000	17,784,016
Raia Drogasil SA Chain of pharmaceutical stores	1,082,000	18,288,543
Total		49,045,222
Cambodia 0.5%
NagaCorp Ltd. Leisure and tourism company	20,536,000	18,625,081
Canada 5.8%
CAE, Inc. Training solutions based on simulation technology and integrated training services	2,499,934	51,932,604
CCL Industries, Inc. Manufacturing services and specialty packaging products for the non-durable consumer products market	2,353,220	115,365,329
CES Energy Solutions Corp. Oil and natural gas industry	3,140,000	10,724,223
ShawCor Ltd. Energy services company	1,209,367	23,476,245
Winpak Ltd. Packaging materials and machines for the protection of perishables	880,000	29,452,706
Total		230,951,107
Common Stocks (continued)
Issuer	Shares	Value ($)
Cayman Islands 1.9%
Gourmet Master Co., Ltd. Coffee & bakery cafes	1,450,656	14,015,162
Parade Technologies Ltd. Fabless semiconductor company	1,986,000	33,219,208
Silicon Motion Technology Corp., ADR Semiconductor products	567,000	29,988,630
Total		77,223,000
China 4.3%
51job, Inc., ADR(a) Integrated human resource services	352,772	34,444,658
58.Com, Inc., ADR(a) Local life service platform	315,107	21,849,520
China Medical System Holdings Ltd. Pharmaceutical and medical products	9,151,000	18,227,395
New Oriental Education & Technology Group, Inc., ADR Educational services	466,864	44,193,346
Shenzhou International Group Holdings Ltd. Manufactures and processes textiles	2,498,000	30,738,849
TravelSky Technology Ltd., Class H IT solutions for China’s air travel and tourism industries	7,100,000	20,608,700
Total		170,062,468
Denmark 4.7%
Novozymes AS, Class B Enzymes for industrial use	1,372,079	69,397,344
SimCorp AS Global provider of highly specialised software for the investment management industry	838,367	67,711,570
William Demant Holding AS(a) Hearing aids, audiometers, tympanometers, diagnostic instruments, and wireless communication equipment	1,221,031	49,002,509
Total		186,111,423
France 0.4%
Elior Group SA Provides catering, cleaning, and facility management services	1,208,500	17,418,090
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	47

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 8.7%
AURELIUS Equity Opportunities SE & Co. KGaA Loans to distressed companies	245,007	14,501,555
CTS Eventim AG & Co. KGaA Online ticket sales	570,000	27,985,699
Fielmann AG Prescription eyeglasses, specialty glasses, sunglasses, contact lenses, and optical supplies	440,000	30,421,714
KION Group AG Material handling solutions	316,000	22,682,305
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	445,000	85,235,959
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	191,000	22,892,617
Rational AG Food preparation appliances/processors and kitchen accessories	66,275	43,158,868
Stroeer SE & Co. KGaA Digital multi-channel media company	627,251	37,870,210
Wirecard AG Internet payment and processing services	367,000	58,727,497
Total		343,476,424
Hong Kong 1.0%
ASM Pacific Technology Ltd. Machines, tools & materials used in the semiconductor industry	1,646,800	20,755,490
Value Partners Group Ltd. Independent, value oriented asset management group	24,498,000	19,262,552
Total		40,018,042
India 1.4%
Havells India Ltd. Manufactures electrical products	2,775,000	22,001,400
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	4,125,681	32,781,554
Total		54,782,954
Indonesia 0.8%
PT Matahari Department Store Tbk Retail clothes, accessories, bags, shoes, cosmetics, household appliances, and management consulting services.	52,107,800	31,913,673
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.1%
UDG Healthcare PLC Commercialisation solutions for health care companies	4,148,000	45,077,710
Italy 3.2%
Brembo SpA Braking systems and components	5,509,337	74,303,145
Davide Campari-Milano SpA Global producer & distributor of branded spirits, wines and soft drinks	3,276,000	26,889,168
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	290,000	25,163,674
Total		126,355,987
Japan 22.2%
Aeon Credit Service Co., Ltd. Credit card company	1,491,000	31,779,216
Aeon Mall Co., Ltd. Large-scale shopping malls	2,345,500	42,076,033
Amano Corp. Electronic time recorders and information systems	913,000	21,566,523
Asahi Intecc Co., Ltd. Manufactures medical tools and stainless wire rope	955,400	36,072,162
Azbil Corp. Provides measurement and control technologies	456,000	19,841,191
cocokara fine, Inc. Drug chain stores	349,000	21,458,075
CyberAgent, Inc. Operates websites, internet advertising agency and creates PC and mobile contents	419,300	25,146,818
Daiseki Co., Ltd. Waste Disposal & Recycling	582,400	17,075,157
Disco Corp. Abrasive and precision industrial machinery for cutting and grinding purposes	164,800	28,056,052
Fuji Oil Holdings, Inc. Specialty vegetable oils and fats	1,276,000	45,869,447
Glory Ltd. Vending machines, coin-operated lockers, money handling machines, and data processing terminals	1,032,900	28,860,106
Hikari Tsushin, Inc. Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	384,428	67,466,834
Kansai Paint Paints and related products	1,050,000	21,790,104

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
KH Neochem Co., Ltd. Manufactures and sells petroleum chemical products	15,500	468,981
Mandom Corp. Cosmetic products for men and women	688,400	21,410,004
Miura Co., Ltd. Industrial boilers and related equipment	960,400	23,303,967
MonotaRO Co., Ltd(b) Machine tools, engine parts, and factory consumable goods	522,800	23,095,027
Nabtesco Corp. Aircraft and hydraulic products	640,000	19,663,936
NGK Insulators Ltd. Electrical insulators, industrial ceramic products, environmental systems and electronic parts	1,375,200	24,434,667
Nissan Chemical Industries Ltd. Variety of chemical products	902,000	42,017,011
Obic Co., Ltd. Computer system integration, office automation, consultation, and system support services	400,100	33,054,899
OSG Corp. Manufactures machine tool equipment	1,128,300	23,207,593
Otsuka Corp. Computer information system and software	494,000	19,338,793
Persol Holdings Co., Ltd. Human resource solutions	1,768,000	39,374,059
Santen Pharmaceutical Co., Ltd. Ophthalmic medicine	2,662,000	46,309,257
Sekisui Chemical Co., Ltd. Unit residential houses in addition to parcels of land	2,639,500	44,899,473
Seria Co., Ltd. Operates 100 yen chain stores	991,000	47,493,151
Sohgo Security Services Co., Ltd. Around the clock security services	641,400	30,176,377
Sony Financial Holdings, Inc. Financial holding company	1,113,000	21,206,102
Ushio, Inc. Lamps and optical equipment	1,246,100	15,825,090
Total		882,336,105
Malta 1.8%
Unibet Group PLC Online gambling services	5,704,948	71,470,248
Mexico 1.6%
Grupo Aeroportuario del Sureste SAB de CV, ADR(b) Operates airports in Mexico	393,900	62,693,124
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 1.4%
Aalberts Industries NV Industrial services and flow control systems	1,183,797	56,550,545
Philippines 0.5%
Universal Robina Corp. Branded consumer foods	8,800,000	19,919,185
Poland 0.3%
KRUK SA Debt collection services	214,000	11,404,434
Russian Federation 0.4%
TCS Group Holding PLC, GDR Online retail financial services	821,000	16,994,700
Singapore 1.8%
Mapletree Commercial Trust Singapore-focused real estate investment trust	32,720,300	37,703,776
Singapore Exchange Singapore’s Securities and derivatives exchange and clearing houses	6,123,200	32,176,825
Total		69,880,601
South Africa 1.5%
Clicks Group Ltd. Owns and operates chains of retail stores	2,058,748	29,395,655
PSG Group Ltd. Diversified financial services	1,986,169	31,242,983
Total		60,638,638
South Korea 4.2%
CJ Logistics Corp.(a) Logistics services	178,764	26,959,739
GS Retail Co., Ltd. Chain of retail stores	670,961	26,477,297
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	251,000	22,946,339
Korea Investment Holdings Co., Ltd. Financial holding company	493,000	37,172,010
Korea Zinc Co. Ltd. Non-ferrous metal smelting	114,000	39,485,869
Modetour Network, Inc. Travel services	555,515	13,548,516
Total		166,589,770
Spain 0.8%
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	5,000,000	32,571,239

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	49

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 4.8%
Hexagon AB, Class B Design, measurement and visualisation technologies	1,662,231	92,365,463
NetEnt AB Develops and markets computer gaming software	3,854,000	20,470,993
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	772,443	18,185,612
Trelleborg AB, Class B Manufactures and distributes industrial products	2,710,587	57,637,139
Total		188,659,207
Switzerland 2.4%
Bossard Holding AG, Class A, Registered Shares Fastening devices, industrial adhesives & tools	73,000	13,532,630
Inficon Holding AG Vacuum instruments used to monitor and control production processes	25,000	12,707,761
Partners Group Holding AG Global private markets asset management firm	92,000	67,256,229
Total		93,496,620
Taiwan 0.7%
Silergy Corp. High performance analog integrated circuits	1,085,000	26,364,772
Thailand 0.9%
Muangthai Leasing PCL, Foreign Registered Shares Commercial lending company	7,444,200	7,418,599
Tisco Financial Group PCL Bank holding company	10,621,000	26,903,597
Total		34,322,196
United Kingdom 12.8%
Ascential PLC Media and consultancy services	3,537,056	21,055,720
Croda International PLC Chemicals and chemical products	691,401	43,680,741
Domino’s Pizza Group PLC Pizza delivery stores	6,479,327	29,571,199
DS Smith PLC Provides corrugated packaging services	3,449,569	23,635,292
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	4,062,325	73,147,466
Intermediate Capital Group PLC Private equity firm	3,049,079	44,171,721
Common Stocks (continued)
Issuer	Shares	Value ($)
Rentokil Initial PLC Fully integrated facilities management and essential support services	22,831,609	105,268,103
Rightmove PLC Website that lists properties across Britain	944,752	66,040,501
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	802,262	68,796,870
WH Smith PLC Retails books, magazines, newspapers, and periodicals	1,294,564	34,075,612
Total		509,443,225
United States 1.1%
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	590,087	45,359,988
Total Common Stocks (Cost: $2,642,697,569)		3,820,392,425

Preferred Stocks 1.1%
Issuer	Shares	Value ($)
Germany 1.1%
Sartorius AG Precision electronic equipment and components	295,000	43,917,004
Total Preferred Stocks (Cost: $29,150,140)		43,917,004

Securities Lending Collateral 0.4%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.810%(c),(d)	14,853,961	14,853,961
Total Securities Lending Collateral (Cost: $14,853,961)		14,853,961

The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2018 (Unaudited)
Money Market Funds 2.4%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.819%(c)	95,244,402	95,244,402
Total Money Market Funds (Cost: $95,244,402)		95,244,402
Total Investments in Securities (Cost: $2,781,946,072)		3,974,407,792
Obligation to Return Collateral for Securities Loaned		(14,853,961)
Other Assets & Liabilities, Net		5,629,536
Net Assets		$3,965,183,367
At June 30, 2018, securities and/or cash totaling $1,371,900 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	239	09/2018	USD	23,367,030	—	(921,931)
MSCI Emerging Markets Index	114	09/2018	USD	6,060,810	—	(379,899)
Total					—	(1,301,830)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $14,348,902.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(d)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	51

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	65,914,182	—	65,914,182
Belgium	—	14,722,465	—	14,722,465
Brazil	49,045,222	—	—	49,045,222
Cambodia	—	18,625,081	—	18,625,081
Canada	230,951,107	—	—	230,951,107
Cayman Islands	29,988,630	47,234,370	—	77,223,000
China	100,487,524	69,574,944	—	170,062,468
Denmark	—	186,111,423	—	186,111,423
France	—	17,418,090	—	17,418,090
Germany	—	343,476,424	—	343,476,424
Hong Kong	—	40,018,042	—	40,018,042
India	—	54,782,954	—	54,782,954
Indonesia	—	31,913,673	—	31,913,673
Ireland	—	45,077,710	—	45,077,710
Italy	—	126,355,987	—	126,355,987
Japan	—	882,336,105	—	882,336,105
Malta	—	71,470,248	—	71,470,248
Mexico	62,693,124	—	—	62,693,124
Netherlands	—	56,550,545	—	56,550,545
Philippines	—	19,919,185	—	19,919,185
Poland	—	11,404,434	—	11,404,434
Russian Federation	—	16,994,700	—	16,994,700
Singapore	—	69,880,601	—	69,880,601
South Africa	—	60,638,638	—	60,638,638
South Korea	—	166,589,770	—	166,589,770
Spain	—	32,571,239	—	32,571,239
Sweden	—	188,659,207	—	188,659,207
Switzerland	—	93,496,620	—	93,496,620
Taiwan	—	26,364,772	—	26,364,772
Thailand	—	34,322,196	—	34,322,196
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
United Kingdom	—	509,443,225	—	509,443,225
United States	45,359,988	—	—	45,359,988
Total Common Stocks	518,525,595	3,301,866,830	—	3,820,392,425
Preferred Stocks
Germany	—	43,917,004	—	43,917,004
Total Preferred Stocks	—	43,917,004	—	43,917,004
Securities Lending Collateral	14,853,961	—	—	14,853,961
Money Market Funds	95,244,402	—	—	95,244,402
Total Investments in Securities	628,623,958	3,345,783,834	—	3,974,407,792
Investments in Derivatives
Liability
Futures Contracts	(1,301,830)	—	—	(1,301,830)
Total	627,322,128	3,345,783,834	—	3,973,105,962
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	53

Portfolio of Investments
Columbia Acorn USA®, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.0%
Issuer	Shares	Value ($)
Consumer Discretionary 16.5%
Auto Components 4.2%
Cooper-Standard Holding, Inc.(a) Sealing, fuel and brake delivery, fluid transfer systems, anti-vibration systems components, subsystems, and modules	31,571	4,125,382
Dorman Products, Inc.(a) Automotive products and home hardware	56,417	3,853,845
LCI Industries Recreational vehicles and equipment	31,012	2,795,732
Tenneco, Inc. Emission control and ride control products and systems	86,306	3,794,012
Total		14,568,971
Distributors 0.7%
Pool Corp. Swimming pool supplies, equipment and leisure products	15,683	2,375,975
Diversified Consumer Services 2.0%
Adtalem Global Education, Inc.(a) Higher education institutions	86,631	4,166,951
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	27,091	2,777,370
Total		6,944,321
Hotels, Restaurants & Leisure 6.4%
Churchill Downs, Inc. Horse racing company, home of the Kentucky Derby	6,100	1,808,650
Dave & Buster’s Entertainment, Inc.(a) Venues that combine dining and entertainment for adults and families	107,565	5,120,094
Extended Stay America, Inc. Hotels and motels	219,362	4,740,413
Red Rock Resorts, Inc., Class A Casino & entertainment properties	94,821	3,176,503
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	73,402	4,808,565
Wingstop, Inc. Cooked-to-order chicken wings	53,473	2,787,013
Total		22,441,238
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.9%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	12,809	2,659,789
iRobot Corp.(a),(b) Manufactures robots for cleaning	50,947	3,860,254
Total		6,520,043
Leisure Products 1.3%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	39,106	2,521,555
MCBC Holdings, Inc.(a) Sport boats	67,851	1,964,286
Total		4,485,841
Total Consumer Discretionary		57,336,389
Consumer Staples 4.8%
Beverages 0.7%
MGP Ingredients, Inc. Distillery ingredients and products	26,305	2,336,147
Food & Staples Retailing 0.6%
BJ’s Wholesale Club Holdings, Inc.(a) Warehouse club	86,742	2,051,448
Food Products 0.7%
Hostess Brands, Inc.(a) Packaged baked sweet goods	184,781	2,513,022
Household Products 1.8%
Central Garden & Pet Co.(a) Lawn, garden & pet supply products	98,115	4,266,040
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	12,594	1,841,873
Total		6,107,913
Personal Products 1.0%
Inter Parfums, Inc. Fragrances and related products	68,457	3,662,449
Total Consumer Staples		16,670,979
Energy 1.5%
Energy Equipment & Services 0.6%
Core Laboratories NV Reservoir description, production enhancement, and reservoir management services	15,262	1,926,217
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.9%
PDC Energy, Inc.(a) Petroleum products	52,746	3,188,496
Total Energy		5,114,713
Financials 13.9%
Banks 5.4%
First Busey Corp. Multi-bank holding company	167,976	5,328,199
Great Southern Bancorp, Inc. Real estate, commercial real estate, commercial business, consumer, and construction loans	51,689	2,956,611
Lakeland Financial Corp. Bank holding company	89,676	4,321,486
Sandy Spring Bancorp, Inc. Holding company for Sandy Spring Bank	78,505	3,219,490
Trico Bancshares Holding company for Tri Counties Bank	80,866	3,028,432
Total		18,854,218
Capital Markets 4.0%
Ares Management LP Asset management firm	163,552	3,385,526
Hamilton Lane, Inc., Class A Private market investment solutions	37,493	1,798,539
Houlihan Lokey, Inc. Investment bank	103,363	5,294,253
OM Asset Management Plc Asset management company	234,507	3,344,070
Total		13,822,388
Consumer Finance 1.9%
FirstCash, Inc. Owns and operates pawn stores	51,897	4,662,945
PRA Group, Inc.(a) Provides outsourced receivables management	50,500	1,946,775
Total		6,609,720
Thrifts & Mortgage Finance 2.6%
Merchants Bancorp Bank holding company	96,445	2,751,576
OceanFirst Financial Corp. New Jersey banks	116,000	3,475,360
Walker & Dunlop, Inc. Commercial real estate financial services	52,386	2,915,281
Total		9,142,217
Total Financials		48,428,543
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 25.6%
Biotechnology 8.2%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	26,518	2,233,611
Amicus Therapeutics, Inc.(a) Orally-administered, small molecule drugs to treat human genetic diseases	136,000	2,124,320
Clovis Oncology, Inc.(a) Pre-commercial Biotech Company	40,649	1,848,310
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	48,712	2,455,085
Kiniksa Pharmaceuticals Ltd., Class A(a) Clinical-stage biopharmaceutical company	191,445	3,321,571
Ligand Pharmaceuticals, Inc.(a) Drugs that regulate hormone activated intracellular receptors	21,813	4,518,999
Loxo Oncology, Inc.(a) Researches and develops cancer drugs	10,090	1,750,413
MacroGenics, Inc.(a) Treatments for autoimmune disorders, cancer and infectious diseases	157,974	3,262,163
Repligen Corp.(a) Supplier to Biopharma Industry	98,200	4,619,328
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	28,778	2,212,165
Total		28,345,965
Health Care Equipment & Supplies 8.9%
Atrion Corp. Medical products and components	4,256	2,551,046
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	60,047	3,017,362
Haemonetics Corp.(a) Automated blood processing systems	23,359	2,094,835
iRhythm Technologies, Inc.(a) Medical instruments	58,885	4,777,340
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	44,630	4,358,120
Orthofix International NV(a) Spine fixation and other orthopedic & spine solutions	44,759	2,543,206
Sientra, Inc.(a) Plastic surgery implantable devices	158,757	3,097,349

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	55

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	74,500	3,874,000
Tandem Diabetes Care, Inc.(a) Produces medical devices	108,605	2,391,482
Varex Imaging Corp.(a) X-ray imaging components	63,906	2,370,274
Total		31,075,014
Health Care Providers & Services 6.5%
Amedisys, Inc.(a) Provider of alternate-site health care services	54,257	4,636,803
AMN Healthcare Services, Inc.(a) Temporary healthcare staffing	79,676	4,669,014
Chemed Corp. Hospice and palliative care services	9,300	2,992,833
Encompass Health Corp. Inpatient rehabilitative healthcare services	27,093	1,834,738
HealthEquity, Inc.(a) Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	68,924	5,176,192
Tivity Health, Inc.(a) Health fitness solutions	90,512	3,186,022
Total		22,495,602
Pharmaceuticals 2.0%
Optinose, Inc.(a) Health care services	127,333	3,562,778
Reata Pharmaceuticals, Inc., Class A(a) Biopharmaceutical company	94,058	3,289,208
Total		6,851,986
Total Health Care		88,768,567
Industrials 9.7%
Building Products 0.7%
American Woodmark Corp.(a) Kitchen cabinets and vanities	27,764	2,541,794
Commercial Services & Supplies 2.9%
Brink’s Co. (The) Provides security services globally	24,745	1,973,414
Healthcare Services Group, Inc. Housekeeping, laundry, linen, facility maintenance, and food services	61,498	2,656,099
Knoll, Inc. Branded office furniture products and textiles	85,250	1,774,052
Unifirst Corp. Workplace uniforms and protective clothing	21,172	3,745,327
Total		10,148,892
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.3%
ESCO Technologies, Inc. Engineered products and solutions	50,404	2,908,311
Toro Co. (The) Turf equipment	24,965	1,504,141
Total		4,412,452
Professional Services 2.8%
Exponent, Inc. Science and engineering consulting firm	50,520	2,440,116
ICF International, Inc. Management, technology, policy consulting, and implementation services	69,174	4,914,813
Wageworks, Inc.(a) Tax-advantaged programs for consumer-directed health, commuter, and other employee spending account benefits	49,359	2,467,950
Total		9,822,879
Road & Rail 1.2%
Saia, Inc.(a) Trucking transportation	48,935	3,956,395
Trading Companies & Distributors 0.8%
SiteOne Landscape Supply, Inc.(a) Landscape supplies	33,681	2,828,193
Total Industrials		33,710,605
Information Technology 17.4%
Electronic Equipment, Instruments & Components 2.3%
ePlus, Inc.(a) Provides IT hardware, software and services	50,373	4,740,099
II-VI, Inc.(a) Optical and optoelectronic devices	75,819	3,294,336
Total		8,034,435

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 4.5%
Alteryx, Inc., Class A(a),(b) Data storage, retrieval, management, reporting, and analytics solutions	87,704	3,346,785
Apptio, Inc., Class A(a) Cloud-based business management solutions	96,043	3,476,757
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	68,743	2,832,899
MINDBODY, Inc., Class A(a) Business management software	91,441	3,529,622
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	45,459	2,593,436
Total		15,779,499
IT Services 0.7%
CoreLogic, Inc.(a) Consumer, financial and property information, analytics and services to business and government	45,489	2,360,879
Semiconductors & Semiconductor Equipment 5.8%
Advanced Energy Industries, Inc.(a) Engineered precision power conversion, measurement and control solutions	64,515	3,747,676
Brooks Automation, Inc. Automation solutions for the global semiconductor and related industries	118,369	3,861,197
Cabot Microelectronics Corp. Slurries used in chemical mechanical planarization	46,369	4,987,450
Inphi Corp.(a) Analog semiconductor solutions	75,682	2,467,990
Monolithic Power Systems, Inc. Power management solutions	15,821	2,114,793
Semtech Corp.(a) Analog and mixed-signal semiconductors	62,780	2,953,799
Total		20,132,905
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 4.1%
Blackline, Inc.(a) Develops and markets enterprise software	67,398	2,927,095
CyberArk Software Ltd.(a) IT security solutions	51,747	3,257,991
Qualys, Inc.(a) Information technology security risk and compliance management solutions	47,268	3,984,692
Zscaler, Inc.(a),(b) Cloud-based internet security platform	53,174	1,900,971
Zuora, Inc., Class A(a),(b) Develops cloud based software	82,088	2,232,794
Total		14,303,543
Total Information Technology		60,611,261
Materials 2.8%
Chemicals 2.8%
Orion Engineered Carbons SA Global supplier of Carbon Black	158,522	4,890,404
PolyOne Corp. International polymer services company	41,000	1,772,020
Quaker Chemical Corp. Custom-formulated chemical specialty products	18,651	2,888,480
Total		9,550,904
Total Materials		9,550,904
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITS) 2.6%
CoreCivic, Inc. Detention and corrections services	101,617	2,427,630
Coresite Realty Corp. Develops, owns & operates data centers	25,612	2,838,322
UMH Properties, Inc. Real estate investment trust	244,551	3,753,858
Total		9,019,810
Real Estate Management & Development 0.7%
Colliers International Group, Inc. Commercial real estate, residential property management and property services	32,866	2,487,956
Total Real Estate		11,507,766

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	57

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.5%
Wireless Telecommunication Services 0.5%
Boingo Wireless, Inc.(a) Mobile internet services	75,000	1,694,250
Total Telecommunication Services		1,694,250
Total Common Stocks (Cost: $248,565,011)		333,393,977

Limited Partnerships 0.5%

Consumer Discretionary 0.5%
Hotels, Restaurants & Leisure 0.5%
Cedar Fair LP Owns and operates amusement parks	25,900	1,631,959
Total Consumer Discretionary		1,631,959
Total Limited Partnerships (Cost: $1,711,740)		1,631,959

Securities Lending Collateral 1.3%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.810%(c),(d)	4,633,100	4,633,100
Total Securities Lending Collateral (Cost: $4,633,100)		4,633,100

Money Market Funds 3.8%

JPMorgan U.S. Government Money Market Fund, Agency Shares, 1.713%(c)	13,232,780	13,232,780
Total Money Market Funds (Cost: $13,232,780)		13,232,780
Total Investments in Securities (Cost $268,142,631)		352,891,816
Obligation to Return Collateral for Securities Loaned		(4,633,100)
Other Assets & Liabilities, Net		(898,605)
Net Assets		$347,360,111

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $4,523,791.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(d)	Investment made with cash collateral received from securities lending activity.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	57,336,389	—	—	57,336,389
Consumer Staples	16,670,979	—	—	16,670,979
Energy	5,114,713	—	—	5,114,713
Financials	48,428,543	—	—	48,428,543
Health Care	88,768,567	—	—	88,768,567
Industrials	33,710,605	—	—	33,710,605
Information Technology	60,611,261	—	—	60,611,261
Materials	9,550,904	—	—	9,550,904
Real Estate	11,507,766	—	—	11,507,766
Telecommunication Services	1,694,250	—	—	1,694,250
Total Common Stocks	333,393,977	—	—	333,393,977
Limited Partnerships
Consumer Discretionary	1,631,959	—	—	1,631,959
Total Limited Partnerships	1,631,959	—	—	1,631,959
Securities Lending Collateral	4,633,100	—	—	4,633,100
Money Market Funds	13,232,780	—	—	13,232,780
Total Investments in Securities	352,891,816	—	—	352,891,816
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	59

Portfolio of Investments
Columbia Acorn International SelectSM, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 93.9%
Issuer	Shares	Value ($)
Australia 1.8%
DuluxGroup Ltd. Manufactures and supplies paints and other surface coatings	382,000	2,159,989
Canada 4.1%
CCL Industries, Inc. Manufacturing services and specialty packaging products for the non-durable consumer products market	99,600	4,882,836
China 7.2%
NetEase, Inc., ADR Internet technology company that develops applications, services and Internet technologies	19,600	4,952,332
New Oriental Education & Technology Group, Inc., ADR Educational services	37,600	3,559,216
Total		8,511,548
Denmark 4.4%
Novozymes AS, Class B Enzymes for industrial use	102,955	5,207,283
France 2.1%
Legrand SA Products and systems for electrical installations and information networks	35,000	2,563,649
Germany 7.7%
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	25,000	4,788,537
Wirecard AG Internet payment and processing services	27,600	4,416,564
Total		9,205,101
India 3.0%
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	452,000	3,591,471
Italy 3.3%
Brembo SpA Braking systems and components	288,000	3,884,189
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 17.4%
Aeon Mall Co., Ltd. Large-scale shopping malls	221,600	3,975,292
Hikari Tsushin, Inc. Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	13,900	2,439,440
Recruit Holdings Co., Ltd. Information providing services in human resource, housing, bridal, travel, restaurants, beauty, automobiles, and education and more	171,200	4,728,315
Santen Pharmaceutical Co., Ltd. Ophthalmic medicine	165,200	2,873,888
Sekisui Chemical Co., Ltd. Unit residential houses in addition to parcels of land	139,000	2,364,473
Sony Financial Holdings, Inc. Financial holding company	224,500	4,277,421
Total		20,658,829
Jersey 3.0%
Ferguson PLC Heating and plumbing products	43,704	3,535,996
Mexico 1.9%
Grupo Aeroportuario del Sureste SAB de CV, ADR(a) Operates airports in Mexico	14,000	2,228,240
Netherlands 5.8%
Aalberts Industries NV Industrial services and flow control systems	24,500	1,170,376
Koninklijke Philips NV Health technology focused on improving people’s health	134,620	5,703,577
Total		6,873,953
Singapore 2.0%
Mapletree Commercial Trust Singapore-focused real estate investment trust	2,041,000	2,351,855
South Africa 2.4%
Naspers Ltd., Class N Electronic and print media industries	11,300	2,849,225
South Korea 3.0%
Korea Zinc Co. Ltd. Non-ferrous metal smelting	10,200	3,532,946
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 7.4%
Hexagon AB, Class B Design, measurement and visualisation technologies	96,600	5,367,788
Trelleborg AB, Class B Manufactures and distributes industrial products	159,000	3,380,930
Total		8,748,718
Switzerland 4.0%
Partners Group Holding AG Global private markets asset management firm	6,574	4,805,896
Taiwan 2.0%
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	16,000	2,350,519
United Kingdom 11.4%
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	194,071	3,494,502
Rentokil Initial PLC Fully integrated facilities management and essential support services	912,142	4,205,549
Rightmove PLC Website that lists properties across Britain	43,800	3,061,728
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	33,000	2,829,870
Total		13,591,649
Total Common Stocks (Cost: $81,811,970)		111,533,892
Preferred Stocks 3.1%
Issuer	Shares	Value ($)
Germany 3.1%
Sartorius AG Precision electronic equipment and components	25,000	3,721,780
Total Preferred Stocks (Cost: $2,475,898)		3,721,780

Securities Lending Collateral 1.1%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.810%(b),(c)	1,312,200	1,312,200
Total Securities Lending Collateral (Cost: $1,312,200)		1,312,200

Money Market Funds 2.7%

JPMorgan U.S. Government Money Market Fund, IM Shares, 1.819%(b)	3,253,463	3,253,463
Total Money Market Funds (Cost: $3,253,463)		3,253,463
Total Investments in Securities (Cost: $88,853,531)		119,821,335
Obligation to Return Collateral for Securities Loaned		(1,312,200)
Other Assets & Liabilities, Net		306,252
Net Assets		$118,815,387

Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $1,289,196.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	61

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	2,159,989	—	2,159,989
Canada	4,882,836	—	—	4,882,836
China	8,511,548	—	—	8,511,548
Denmark	—	5,207,283	—	5,207,283
France	—	2,563,649	—	2,563,649
Germany	—	9,205,101	—	9,205,101
India	—	3,591,471	—	3,591,471
Italy	—	3,884,189	—	3,884,189
Japan	—	20,658,829	—	20,658,829
Jersey	—	3,535,996	—	3,535,996
Mexico	2,228,240	—	—	2,228,240
Netherlands	—	6,873,953	—	6,873,953
Singapore	—	2,351,855	—	2,351,855
South Africa	—	2,849,225	—	2,849,225
South Korea	—	3,532,946	—	3,532,946
Sweden	—	8,748,718	—	8,748,718
Switzerland	—	4,805,896	—	4,805,896
Taiwan	—	2,350,519	—	2,350,519
United Kingdom	—	13,591,649	—	13,591,649
Total Common Stocks	15,622,624	95,911,268	—	111,533,892
Preferred Stocks
Germany	—	3,721,780	—	3,721,780
Total Preferred Stocks	—	3,721,780	—	3,721,780
Securities Lending Collateral	1,312,200	—	—	1,312,200
Money Market Funds	3,253,463	—	—	3,253,463
Total Investments in Securities	20,188,287	99,633,048	—	119,821,335
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	63

Portfolio of Investments
Columbia Acorn SelectSM, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Consumer Discretionary 20.2%
Auto Components 4.5%
LCI Industries Recreational vehicles and equipment	153,182	13,809,357
Distributors 3.9%
LKQ Corp.(a) Automotive products and services	378,404	12,071,088
Hotels, Restaurants & Leisure 5.4%
Vail Resorts, Inc. Operates resorts globally	60,436	16,570,947
Household Durables 4.0%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	58,222	12,089,798
Media 2.4%
Liberty Global PLC, Class A(a) Broadband, distribution, and content companies	268,692	7,399,778
Total Consumer Discretionary		61,940,968
Financials 15.4%
Banks 4.1%
SVB Financial Group(a) Holding company for Silicon Valley Bank	43,149	12,459,705
Capital Markets 8.5%
Ares Management LP Asset management firm	296,416	6,135,811
Eaton Vance Corp. Creates, markets, and manages mutual funds	219,159	11,437,908
Lazard Ltd., Class A Corporate Advisory & Asset Management	171,663	8,396,038
Total		25,969,757
Consumer Finance 2.8%
FirstCash, Inc. Owns and operates pawn stores	97,132	8,727,310
Total Financials		47,156,772
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.2%
Biotechnology 4.1%
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	166,223	8,377,639
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	54,290	4,173,273
Total		12,550,912
Health Care Equipment & Supplies 6.2%
Anika Therapeutics, Inc.(a) Integrated orthopedic medicines company	81,300	2,601,600
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	169,012	16,504,022
Total		19,105,622
Health Care Providers & Services 3.9%
Encompass Health Corp. Inpatient rehabilitative healthcare services	176,917	11,980,819
Total Health Care		43,637,353
Industrials 16.2%
Machinery 6.4%
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	70,520	9,055,473
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	152,090	10,694,969
Total		19,750,442
Professional Services 1.2%
Wageworks, Inc.(a) Tax-advantaged programs for consumer-directed health, commuter, and other employee spending account benefits	70,638	3,531,900
Road & Rail 5.0%
JB Hunt Transport Services, Inc. Logistics services	125,270	15,226,569
Trading Companies & Distributors 3.6%
SiteOne Landscape Supply, Inc.(a) Landscape supplies	132,393	11,117,040
Total Industrials		49,625,951
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 23.9%
Electronic Equipment, Instruments & Components 6.1%
CDW Corp. IT products and services	172,311	13,921,006
Coherent, Inc.(a) Laser-based photonic products	31,192	4,879,052
Total		18,800,058
Internet Software & Services 12.0%
GoDaddy, Inc., Class A(a) Cloud-based web platform for small businesses, web design professionals and individuals	190,509	13,449,935
SPS Commerce, Inc.(a) On-demand supply chain management solutions through an online hosted software suite	103,064	7,573,143
VeriSign, Inc.(a) Domain names and Internet security services	114,173	15,689,654
Total		36,712,732
IT Services 0.9%
GreenSky, Inc., Class A(a) Technology company	125,500	2,654,325
Software 4.9%
ANSYS, Inc.(a) Software solutions for design analysis and optimization	87,056	15,163,414
Total Information Technology		73,330,529
Materials 3.2%
Chemicals 3.2%
Celanese Corp., Class A Global integrated producer of chemicals and advanced materials	90,152	10,012,281
Total Materials		10,012,281
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.9%
Equity Real Estate Investment Trusts (REITS) 4.9%
Coresite Realty Corp. Develops, owns & operates data centers	94,017	10,418,964
UMH Properties, Inc. Real estate investment trust	299,584	4,598,614
Total		15,017,578
Total Real Estate		15,017,578
Total Common Stocks (Cost: $219,930,078)		300,721,432

Money Market Funds 2.0%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, Agency Shares, 1.713%(b)	6,094,730	6,094,730
Total Money Market Funds (Cost: $6,094,730)		6,094,730
Total Investments in Securities (Cost $226,024,808)		306,816,162
Other Assets & Liabilities, Net		80,515
Net Assets		$306,896,677

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	65

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	61,940,968	—	—	61,940,968
Financials	47,156,772	—	—	47,156,772
Health Care	43,637,353	—	—	43,637,353
Industrials	49,625,951	—	—	49,625,951
Information Technology	73,330,529	—	—	73,330,529
Materials	10,012,281	—	—	10,012,281
Real Estate	15,017,578	—	—	15,017,578
Total Common Stocks	300,721,432	—	—	300,721,432
Money Market Funds	6,094,730	—	—	6,094,730
Total Investments in Securities	306,816,162	—	—	306,816,162
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments
Columbia Thermostat FundSM, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 14.7%
Issuer	Shares	Value ($)
Dividend Income 1.5%
Columbia Dividend Income Fund, Institutional 3 Class(a)	506,588	11,099,351
Total Dividend Income		11,099,351
International Small Mid Cap 1.4%
Columbia Acorn International®, Institutional 3 Class(a)	238,051	10,821,800
Total International Small Mid Cap		10,821,800
U.S. Large Cap 8.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	425,388	11,106,876
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	456,670	11,028,585
Columbia Large Cap Index Fund, Institutional 3 Class(a)	906,027	44,286,604
Total U.S. Large Cap		66,422,065
U.S. Mid Cap 1.5%
Columbia Acorn SelectSM, Institutional 3 Class(a),(b)	629,349	10,906,616
Total U.S. Mid Cap		10,906,616
U.S. Small Mid Cap 1.4%
Columbia Acorn® Fund, Institutional 3 Class(a),(b)	627,612	10,895,341
Total U.S. Small Mid Cap		10,895,341
Total Equity Funds (Cost: $92,433,826)		110,145,173

Exchange-Traded Funds 8.5%

Columbia Diversified Fixed Income Allocation ETF(a)	3,324,457	63,495,134
Total Exchange-Traded Funds (Cost: $64,662,787)		63,495,134

Fixed-Income Funds 76.3%
Issuer	Shares	Value ($)
Investment Grade 76.3%
Columbia Corporate Income Fund, Institutional 3 Class(a)	6,491,877	63,685,316
Columbia Quality Income Fund, Institutional 3 Class(a)	24,020,128	127,306,677
Columbia Short Term Bond Fund, Institutional 3 Class(a)	16,122,001	158,962,924
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	20,464,496	222,449,075
Total Investment Grades		572,403,992
Total Fixed-Income Funds (Cost: $578,063,756)		572,403,992

Money Market Funds 0.0%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, Agency Shares, 1.713%(c)	63,234	63,234
Total Money Market Funds (Cost: $63,234)		63,234
Total Investments in Securities (Cost $735,223,603)		746,107,533
Other Assets & Liabilities, Net		3,507,258
Net Assets		$749,614,791
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	67

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the six months ended June 30, 2018, are as follows. The aggregate cost and value of these companies at June 30, 2018, was $735,160,369 and $746,044,299, respectively. Investments in affiliated companies represented 99.52% of the Fund’s total net assets at June 30, 2018.

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Capital gain distributions — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Acorn International®, Institutional 3 Class
	364,288	448,801	(575,038)	238,051	3,269,053	(2,680,101)	55,295	322,537	10,821,800
Columbia Acorn SelectSM, Institutional 3 Class
	487,249	976,845	(834,745)	629,349	1,312,474	(426,384)	—	745,292	10,906,616
Columbia Acorn® Fund, Institutional 3 Class
	519,202	1,008,947	(900,537)	627,612	899,947	822,104	—	431,586	10,895,341
Columbia Contrarian Core Fund, Institutional 3 Class
	323,920	639,919	(538,451)	425,388	761,545	(194,939)	—	—	11,106,876
Columbia Corporate Income Fund, Institutional 3 Class
	—	8,121,614	(1,629,737)	6,491,877	(148,731)	(878,682)	641,980	—	63,685,316
Columbia Diversified Fixed Income Allocation ETF
	—	4,136,944	(812,487)	3,324,457	(189,008)	(1,167,653)	531,843	—	63,495,134
Columbia Dividend Income Fund, Institutional 3 Class
	759,793	971,998	(1,225,203)	506,588	3,896,513	(3,101,572)	96,328	—	11,099,351
Columbia Income Opportunities Fund, Institutional 3 Class
	7,774,323	59,913	(7,834,236)	—	2,103,636	(3,913,900)	696,670	—	—
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	345,654	682,669	(571,653)	456,670	915,747	(448,564)	24,193	471,984	11,028,585
Columbia Large Cap Index Fund, Institutional 3 Class
	—	1,607,561	(701,534)	906,027	(72,932)	(108,300)	109,472	1,182,953	44,286,604
Columbia Quality Income Fund, Institutional 3 Class
	28,648,549	4,631,447	(9,259,868)	24,020,128	(938,544)	(1,699,450)	2,131,429	—	127,306,677
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	595,505	330,247	(925,752)	—	1,195,080	(595,150)	—	—	—
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	492,597	265,317	(757,914)	—	3,424,753	(1,924,787)	—	—	—
Columbia Short Term Bond Fund, Institutional 3 Class
	31,104,620	1,989,754	(16,972,373)	16,122,001	(1,574,271)	(264,992)	1,382,296	—	158,962,924
Columbia Total Return Bond Fund, Institutional 3 Class
	17,065,809	71,871	(17,137,680)	—	(2,138,391)	(854,368)	764,183	—	—
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	6,949,835	19,632,274	(6,117,613)	20,464,496	(874,800)	(442,147)	1,571,007	—	222,449,075
Total of Affiliated Transactions					11,842,071	(17,878,885)	8,004,696	3,154,352	746,044,299

(b)	Non-income producing security.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose net asset values are published each day.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Equity Funds	110,145,173	—	—	110,145,173
Exchange-Traded Funds	63,495,134	—	—	63,495,134
Fixed-Income Funds	572,403,992	—	—	572,403,992
Money Market Funds	63,234	—	—	63,234
Total Investments in Securities	746,107,533	—	—	746,107,533
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	69

Portfolio of Investments
Columbia Acorn Emerging Markets FundSM, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Brazil 4.7%
Odontoprev SA Dental benefits company	560,000	1,907,244
Qualicorp SA Insurance and benefits packages	158,000	750,100
Raia Drogasil SA Chain of pharmaceutical stores	88,000	1,487,423
Total		4,144,767
Cambodia 2.9%
NagaCorp Ltd. Leisure and tourism company	2,848,000	2,582,988
Cayman Islands 12.0%
Gourmet Master Co., Ltd. Coffee & bakery cafes	245,088	2,367,858
Huazhu Group Ltd., ADR Hotel operator and franchisor	29,600	1,242,904
Parade Technologies Ltd. Fabless semiconductor company	111,000	1,856,663
Silicon Motion Technology Corp., ADR Semiconductor products	36,799	1,946,299
Xiabuxiabu Catering Management China Holdings Co., Ltd. Chain of restaurants in China	1,456,000	3,179,422
Total		10,593,146
China 10.2%
51job, Inc., ADR(a) Integrated human resource services	26,116	2,549,966
58.Com, Inc., ADR(a) Local life service platform	25,893	1,795,421
China Medical System Holdings Ltd. Pharmaceutical and medical products	396,000	788,772
New Oriental Education & Technology Group, Inc., ADR Educational services	28,500	2,697,810
TravelSky Technology Ltd., Class H IT solutions for China’s air travel and tourism industries	401,000	1,163,956
Total		8,995,925
Egypt 1.3%
Commercial International Bank of Egypt Provides a range of financial services	237,000	1,130,975
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 6.1%
ASM Pacific Technology Ltd. Machines, tools & materials used in the semiconductor industry	68,800	867,123
Value Partners Group Ltd. Independent, value oriented asset management group	1,653,000	1,299,739
Vitasoy International Holdings Ltd. Food and beverages	1,008,000	3,220,771
Total		5,387,633
India 9.0%
Care Ratings Ltd. Credit rating services	101,000	1,849,315
GRUH Finance Ltd. Provides a range of home loans as well as insurance products	558,148	2,480,258
Havells India Ltd. Manufactures electrical products	129,000	1,022,768
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	329,472	2,617,896
Total		7,970,237
Indonesia 4.3%
PT Link Net Tbk High-speed internet connection through fiber optic lines	3,902,900	1,196,492
PT Matahari Department Store Tbk Retail clothes, accessories, bags, shoes, cosmetics, household appliances, and management consulting services.	2,300,000	1,408,646
PT Tower Bersama Infrastructure Tbk Telecommunication infrastructure services to Indonesian wireless carriers	3,550,000	1,235,735
Total		3,840,873
Japan 1.0%
Mandom Corp. Cosmetic products for men and women	29,000	901,932
Malaysia 1.2%
AEON Credit Service M Bhd Consumer financing products	295,000	1,051,169
The accompanying Notes to Financial Statements are an integral part of this statement.
70	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 4.3%
Grupo Aeroportuario del Sureste SAB de CV, ADR(b) Operates airports in Mexico	7,000	1,114,120
Qualitas Controladora SAB de CV Insurance holding company	1,079,000	2,660,522
Total		3,774,642
Philippines 2.3%
D&L Industries, Inc. Customized raw materials	6,000,000	1,142,268
Security Bank Corp. Financial products & services	229,000	856,389
Total		1,998,657
Poland 0.9%
KRUK SA Debt collection services	15,000	799,376
Russian Federation 1.4%
TCS Group Holding PLC, GDR Online retail financial services	59,000	1,221,300
South Africa 6.4%
Clicks Group Ltd. Owns and operates chains of retail stores	114,687	1,637,548
Famous Brands Ltd.(a) Food and beverage company	258,936	2,140,650
PSG Group Ltd. Diversified financial services	117,696	1,851,390
Total		5,629,588
South Korea 14.2%
CJ Logistics Corp.(a) Logistics services	11,681	1,761,634
GS Retail Co., Ltd. Chain of retail stores	27,911	1,101,417
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	32,515	2,972,511
Korea Investment Holdings Co., Ltd. Financial holding company	26,676	2,011,360
Korea Zinc Co. Ltd. Non-ferrous metal smelting	6,800	2,355,297
Modetour Network, Inc. Travel services	94,518	2,305,210
Total		12,507,429
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 1.0%
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	131,000	853,366
Taiwan 9.0%
Basso Industry Corp. Pneumatic nailers and staplers	639,000	1,362,382
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	9,000	1,322,167
Silergy Corp. High performance analog integrated circuits	75,000	1,822,450
Sinbon Electronics Co., Ltd. Cable, connectors & modems	587,000	1,601,977
Voltronic Power Technology Corp. Uninterruptible power supply products, inverters, multiple surface mounted devices and other power products	108,000	1,844,112
Total		7,953,088
Thailand 2.9%
Beauty Community PCL Cosmetic and beauty products	2,436,000	895,757
Muangthai Leasing PCL, Foreign Registered Shares Commercial lending company	446,600	445,064
Tisco Financial Group PCL Bank holding company	500,000	1,266,529
Total		2,607,350
Turkey 1.4%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise resource planning software	139,000	1,272,645
Total Common Stocks (Cost: $72,615,336)		85,217,086

Securities Lending Collateral 0.4%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.810%(c),(d)	405,000	405,000
Total Securities Lending Collateral (Cost: $405,000)		405,000

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	71

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, June 30, 2018 (Unaudited)
Money Market Funds 3.5%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.819%(c)	3,062,786	3,062,786
Total Money Market Funds (Cost: $3,062,786)		3,062,786
Total Investments in Securities (Cost: $76,083,122)		88,684,872
Obligation to Return Collateral for Securities Loaned		(405,000)
Other Assets & Liabilities, Net		54,436
Net Assets		$88,334,308
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $397,900.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(d)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The accompanying Notes to Financial Statements are an integral part of this statement.
72	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	4,144,767	—	—	4,144,767
Cambodia	—	2,582,988	—	2,582,988
Cayman Islands	3,189,203	7,403,943	—	10,593,146
China	7,043,197	1,952,728	—	8,995,925
Egypt	—	1,130,975	—	1,130,975
Hong Kong	—	5,387,633	—	5,387,633
India	—	7,970,237	—	7,970,237
Indonesia	—	3,840,873	—	3,840,873
Japan	—	901,932	—	901,932
Malaysia	—	1,051,169	—	1,051,169
Mexico	3,774,642	—	—	3,774,642
Philippines	—	1,998,657	—	1,998,657
Poland	—	799,376	—	799,376
Russian Federation	—	1,221,300	—	1,221,300
South Africa	—	5,629,588	—	5,629,588
South Korea	—	12,507,429	—	12,507,429
Spain	—	853,366	—	853,366
Taiwan	—	7,953,088	—	7,953,088
Thailand	—	2,607,350	—	2,607,350
Turkey	—	1,272,645	—	1,272,645
Total Common Stocks	18,151,809	67,065,277	—	85,217,086
Securities Lending Collateral	405,000	—	—	405,000
Money Market Funds	3,062,786	—	—	3,062,786
Total Investments in Securities	21,619,595	67,065,277	—	88,684,872
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	73

Portfolio of Investments
Columbia Acorn European FundSM, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Belgium 1.6%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	19,371	1,793,302
Denmark 5.8%
ALK-Abello AS(a) Pharmaceuticals for allergy vaccinations	6,861	1,143,262
SimCorp AS Global provider of highly specialised software for the investment management industry	41,214	3,328,691
William Demant Holding AS(b) Hearing aids, audiometers, tympanometers, diagnostic instruments, and wireless communication equipment	50,241	2,016,276
Total		6,488,229
Finland 2.4%
Ahlstrom-Munksjo Oyj Industrial paper	67,778	1,222,546
Ahlstrom-Munksjo Oyj(c) Industrial paper	82,213	1,490,651
Total		2,713,197
France 1.8%
Akka Technologies High-technology engineering consulting services	28,816	2,055,858
Germany 22.0%
AURELIUS Equity Opportunities SE & Co. KGaA Loans to distressed companies	30,014	1,776,478
CTS Eventim AG & Co. KGaA Online ticket sales	51,261	2,516,798
Deutsche Beteiligungs AG Private equity company, investing in domestic medium-sized companies	26,050	1,031,418
Fielmann AG Prescription eyeglasses, specialty glasses, sunglasses, contact lenses, and optical supplies	22,146	1,531,180
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	12,349	2,365,346
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	30,204	3,620,150
Norma Group SE Plastic and metal-based components and systems in connecting technology	21,026	1,436,568
Common Stocks (continued)
Issuer	Shares	Value ($)
Rational AG Food preparation appliances/processors and kitchen accessories	3,607	2,348,910
Stroeer SE & Co. KGaA Digital multi-channel media company	32,815	1,981,202
Vapiano SE(b) Chain of restaurants	71,159	1,679,763
Varta AG(b) Manufactures and markets a wide range of industrial, commercial and miniaturized batteries	28,977	785,750
Wirecard AG Internet payment and processing services	22,879	3,661,107
Total		24,734,670
Ireland 1.6%
UDG Healthcare PLC Commercialisation solutions for health care companies	169,213	1,838,895
Italy 5.2%
Brembo SpA Braking systems and components	228,119	3,076,588
Davide Campari-Milano SpA Global producer & distributor of branded spirits, wines and soft drinks	145,165	1,191,503
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	18,776	1,629,218
Total		5,897,309
Luxembourg 1.7%
eDreams ODIGEO SA(b) Online travel company	466,018	1,891,869
Malta 3.0%
Unibet Group PLC Online gambling services	271,181	3,397,292
Netherlands 2.4%
Aalberts Industries NV Industrial services and flow control systems	57,813	2,761,755
Norway 3.0%
Atea ASA Nordic and Baltic supplier of IT infrastructure	162,131	2,334,851
XXL ASA Multi-sports retail store	133,240	1,077,058
Total		3,411,909
The accompanying Notes to Financial Statements are an integral part of this statement.
74	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Poland 0.9%
KRUK SA Debt collection services	19,295	1,028,264
Russian Federation 1.0%
TCS Group Holding PLC, GDR Online retail financial services	54,000	1,117,800
Spain 1.1%
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	195,343	1,272,513
Sweden 11.7%
AddTech AB, Class B High-tech industrial components and systems	51,227	1,129,472
Byggmax Group AB(a) Discount provider of building materials	168,340	731,712
NetEnt AB Develops and markets computer gaming software	254,416	1,351,362
Sectra AB, B Shares Medical and communication systems	158,796	4,194,399
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	127,061	2,991,395
Trelleborg AB, Class B Manufactures and distributes industrial products	128,163	2,725,221
Total		13,123,561
Switzerland 8.0%
Belimo Holding AG, Registered Shares Manufactures heating, ventilation and air conditioning equipment	216	940,079
Bossard Holding AG, Class A, Registered Shares Fastening devices, industrial adhesives & tools	11,100	2,057,701
Inficon Holding AG Vacuum instruments used to monitor and control production processes	3,890	1,977,328
Kardex AG Storage, warehouse and materials handling systems	8,800	1,217,714
Partners Group Holding AG Global private markets asset management firm	3,825	2,796,251
Total		8,989,073
Turkey 0.9%
Logo Yazilim Sanayi Ve Ticaret AS(b) Enterprise resource planning software	109,492	1,002,478
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 22.7%
Ascential PLC Media and consultancy services	297,956	1,773,700
Assura PLC Primary healthcare property group	2,110,582	1,603,058
Big Yellow Group PLC Self-storage company	93,728	1,174,939
Croda International PLC Chemicals and chemical products	28,718	1,814,321
Domino’s Pizza Group PLC Pizza delivery stores	298,662	1,363,073
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	182,470	3,285,611
Hastings Group Holdings PLC General insurance services to the automobile and home insurance products	321,271	1,076,594
Intermediate Capital Group PLC Private equity firm	132,186	1,914,966
Polypipe Group PLC Plastic piping systems	191,479	970,238
Rentokil Initial PLC Fully integrated facilities management and essential support services	776,908	3,582,035
Rightmove PLC Website that lists properties across Britain	30,259	2,115,179
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	37,402	3,207,357
WH Smith PLC Retails books, magazines, newspapers, and periodicals	62,620	1,648,288
Total		25,529,359
Total Common Stocks (Cost: $89,049,582)		109,047,333

Preferred Stocks 1.9%
Issuer	Shares	Value ($)
Germany 1.9%
Sartorius AG Precision electronic equipment and components	14,206	2,114,864
Total Preferred Stocks (Cost: $1,401,736)		2,114,864

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	75

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, June 30, 2018 (Unaudited)
Securities Lending Collateral 1.0%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.810%(d),(e)	1,168,500	1,168,500
Total Securities Lending Collateral (Cost: $1,168,500)		1,168,500

Money Market Funds 1.5%

JPMorgan U.S. Government Money Market Fund, IM Shares, 1.819%(d)	1,646,588	1,646,588
Total Money Market Funds (Cost: $1,646,588)		1,646,588
Total Investments in Securities (Cost: $93,266,406)		113,977,285
Obligation to Return Collateral for Securities Loaned		(1,168,500)
Other Assets & Liabilities, Net		(212,437)
Net Assets		$112,596,348
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $1,140,391.
(b)	Non-income producing security.
(c)	Security is traded on a Swedish exchange.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(e)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
GDR	Global Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that
The accompanying Notes to Financial Statements are an integral part of this statement.
76	Columbia Acorn Family of Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Belgium	—	1,793,302	—	1,793,302
Denmark	—	6,488,229	—	6,488,229
Finland	—	2,713,197	—	2,713,197
France	—	2,055,858	—	2,055,858
Germany	—	24,734,670	—	24,734,670
Ireland	—	1,838,895	—	1,838,895
Italy	—	5,897,309	—	5,897,309
Luxembourg	—	1,891,869	—	1,891,869
Malta	—	3,397,292	—	3,397,292
Netherlands	—	2,761,755	—	2,761,755
Norway	—	3,411,909	—	3,411,909
Poland	—	1,028,264	—	1,028,264
Russian Federation	—	1,117,800	—	1,117,800
Spain	—	1,272,513	—	1,272,513
Sweden	—	13,123,561	—	13,123,561
Switzerland	—	8,989,073	—	8,989,073
Turkey	—	1,002,478	—	1,002,478
United Kingdom	—	25,529,359	—	25,529,359
Total Common Stocks	—	109,047,333	—	109,047,333
Preferred Stocks
Germany	—	2,114,864	—	2,114,864
Total Preferred Stocks	—	2,114,864	—	2,114,864
Securities Lending Collateral	1,168,500	—	—	1,168,500
Money Market Funds	1,646,588	—	—	1,646,588
Total Investments in Securities	2,815,088	111,162,197	—	113,977,285
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	77

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn International SelectSM
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $3,275,704,446, $2,781,946,072, $268,142,631, $88,853,531, respectively)	$4,729,778,483	$3,974,407,792	$352,891,816	$119,821,335
Affiliated issuers (cost $30,351,061, $—, $—, $—, respectively)	32,392,600	—	—	—
Foreign currency (cost $—, $1,012,513, $—, $37,523, respectively)	—	1,014,849	—	36,744
Margin deposits on:
Futures contracts	—	1,371,900	—	—
Receivable for:
Investments sold	48,429,034	811,443	2,011,476	—
Capital shares sold	1,455,668	1,871,608	262,402	270,316
Dividends	1,823,104	3,303,794	185,604	201,505
Securities lending income	27,019	7,070	4,703	58
Foreign tax reclaims	—	4,447,126	164	89,791
Variation margin for futures contracts	—	252,435	—	—
Expense reimbursement due from Investment Manager	—	—	351	489
Prepaid expenses	31,497	32,909	2,229	817
Trustees’ deferred compensation plan	3,476,108	1,771,290	336,877	—
Other assets	—	3,401	—	—
Total assets	4,817,413,513	3,989,295,617	355,695,622	120,421,055
Liabilities
Due to custodian	—	—	—	69,586
Due upon return of securities on loan	50,735,444	14,853,961	4,633,100	1,312,200
Payable for:
Investments purchased	2,148,155	1,503,905	3,182,569	—
Capital shares purchased	6,474,434	4,953,535	73,875	99,148
Investment advisory fee	87,113	82,954	8,741	2,855
Distribution and/or service fees	12,142	4,502	623	323
Transfer agent fees	412,366	383,859	35,005	11,145
Administration fees	6,216	5,126	454	153
Trustees’ fees	12,243	13,272	3,191	53,232
Compensation of chief compliance officer	—	—	193	—
Other expenses	253,634	527,360	60,883	57,026
Trustees’ deferred compensation plan	3,476,108	1,771,290	336,877	—
Other liabilities	—	12,486	—	—
Total liabilities	63,617,855	24,112,250	8,335,511	1,605,668
Net assets applicable to outstanding capital stock	$4,753,795,658	$3,965,183,367	$347,360,111	$118,815,387
Represented by
Paid in capital	2,994,392,691	2,210,721,421	234,003,006	81,439,512
Undistributed (excess of distributions over) net investment income	(38,449)	12,611,314	(661,914)	519,601
Accumulated net realized gain	303,325,840	550,692,969	29,269,834	5,887,899
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,454,074,037	1,192,461,720	84,749,185	30,967,804
Investments - affiliated issuers	2,041,539	—	—	—
Foreign currency translations	—	(2,227)	—	571
Futures contracts	—	(1,301,830)	—	—
Total - representing net assets applicable to outstanding capital stock	$4,753,795,658	$3,965,183,367	$347,360,111	$118,815,387
* Value of securities on loan	49,634,346	14,348,902	4,523,791	1,289,196
The accompanying Notes to Financial Statements are an integral part of this statement.
78	Columbia Acorn Family of Funds | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
June 30, 2018 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn International SelectSM
Class A
Net assets	$848,905,467	$415,541,471	$50,822,748	$27,687,391
Shares outstanding	62,353,247	9,247,900	3,650,188	941,569
Net asset value per share(a)	$13.61	$44.93	$13.92	$29.41
Maximum sales charge	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.44	$47.67	$14.77	$31.20
Advisor Class
Net assets	$49,882,672	$77,843,741	$19,073,259	$1,003,885
Shares outstanding	2,923,833	1,713,397	1,056,164	33,437
Net asset value per share(c)	$17.06	$45.43	$18.06	$30.02
Class C
Net assets	$230,376,218	$55,771,319	$10,026,465	$5,030,771
Shares outstanding	34,365,505	1,302,106	1,404,507	184,794
Net asset value per share(a)	$6.70	$42.83	$7.14	$27.22
Institutional Class
Net assets	$3,513,311,119	$2,687,589,704	$205,984,074	$75,280,427
Shares outstanding	215,372,887	59,659,720	12,087,904	2,525,978
Net asset value per share(c)	$16.31	$45.05	$17.04	$29.80
Institutional 2 Class
Net assets	$47,150,693	$325,738,022	$3,700,559	$1,075,969
Shares outstanding	2,739,781	7,232,403	203,462	35,845
Net asset value per share(c)	$17.21	$45.04	$18.19	$30.02
Institutional 3 Class
Net assets	$64,169,489	$389,854,273	$57,753,006	$8,736,944
Shares outstanding	3,695,928	8,575,280	3,145,694	291,227
Net asset value per share(c)	$17.36	$45.46	$18.36	$30.00
Class R
Net assets	$—	$12,844,837	$—	$—
Shares outstanding	—	286,216	—	—
Net asset value per share(c)	$—	$44.88	$—	$—

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	79

Statement of Assets and Liabilities  (continued)
June 30, 2018 (Unaudited)
	Columbia Acorn SelectSM	Columbia Thermostat FundSM	Columbia Acorn Emerging Markets FundSM	Columbia Acorn European FundSM
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $226,024,808, $63,234, $76,083,122, $93,266,406, respectively)	$306,816,162	$63,234	$88,684,872	$113,977,285
Affiliated issuers (cost $—, $735,160,369, $—, $—, respectively)	—	746,044,299	—	—
Cash	—	—	20,705	—
Foreign currency (cost $—, $—, $—, $6,499, respectively)	—	—	—	6,507
Receivable for:
Investments sold	1,367,334	3,686,786	69,238	20,813
Capital shares sold	85,062	1,059,134	25,547	157,042
Dividends	229,908	982,637	96,528	135,875
Securities lending income	—	—	19	2,957
Foreign tax reclaims	—	—	429	162,894
Expense reimbursement due from Investment Manager	—	1,452	1,246	1,136
Prepaid expenses	2,054	6,103	675	567
Trustees’ deferred compensation plan	280,084	—	—	—
Other assets	—	8,014	4,395	14,208
Total assets	308,780,604	751,851,659	88,903,654	114,479,284
Liabilities
Due to custodian	—	10,935	—	—
Due upon return of securities on loan	—	—	405,000	1,168,500
Payable for:
Investments purchased	1,255,184	982,637	38	112,855
Capital shares purchased	255,349	928,978	58,324	540,078
Investment advisory fee	5,463	2,054	2,990	3,546
Distribution and/or service fees	1,272	7,192	559	651
Transfer agent fees	27,697	65,924	10,651	9,671
Administration fees	401	980	114	145
Trustees’ fees	826	182,555	35,770	9,319
Compensation of chief compliance officer	—	62	—	—
Custodian fees	1,406	120	30,151	11,136
Other expenses	56,245	55,431	24,699	27,035
Trustees’ deferred compensation plan	280,084	—	—	—
Other liabilities	—	—	1,050	—
Total liabilities	1,883,927	2,236,868	569,346	1,882,936
Net assets applicable to outstanding capital stock	$306,896,677	$749,614,791	$88,334,308	$112,596,348
Represented by
Paid in capital	205,196,251	719,936,527	150,983,886	98,686,583
Undistributed (excess of distributions over) net investment income	67,326	5,365,800	(267,833)	73,445
Accumulated net realized gain (loss)	20,841,746	13,428,534	(74,982,589)	(6,874,714)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	80,791,354	—	12,601,750	20,710,879
Investments - affiliated issuers	—	10,883,930	—	—
Foreign currency translations	—	—	(906)	155
Total - representing net assets applicable to outstanding capital stock	$306,896,677	$749,614,791	$88,334,308	$112,596,348
* Value of securities on loan	—	—	397,900	1,140,391
The accompanying Notes to Financial Statements are an integral part of this statement.
80	Columbia Acorn Family of Funds | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
June 30, 2018 (Unaudited)
	Columbia Acorn SelectSM	Columbia Thermostat FundSM	Columbia Acorn Emerging Markets FundSM	Columbia Acorn European FundSM
Class A
Net assets	$105,638,878	$224,218,745	$29,176,157	$35,428,360
Shares outstanding	7,358,785	15,467,908	2,332,214	1,838,707
Net asset value per share(a)	$14.36	$14.50	$12.51	$19.27
Maximum sales charge	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.24	$15.38	$13.27	$20.45
Advisor Class
Net assets	$5,625,805	$14,014,371	$1,114,815	$2,847,329
Shares outstanding	329,524	974,338	88,071	146,875
Net asset value per share(c)	$17.07	$14.38	$12.66	$19.39
Class C
Net assets	$20,076,671	$206,076,816	$13,343,225	$15,302,128
Shares outstanding	2,209,121	14,169,701	1,082,982	803,472
Net asset value per share(a)	$9.09	$14.54	$12.32	$19.05
Institutional Class
Net assets	$155,930,654	$289,196,388	$43,048,932	$53,801,869
Shares outstanding	9,513,605	20,214,931	3,422,499	2,788,983
Net asset value per share(c)	$16.39	$14.31	$12.58	$19.29
Institutional 2 Class
Net assets	$2,080,152	$15,648,005	$747,817	$5,213,468
Shares outstanding	121,175	1,086,627	59,032	267,416
Net asset value per share(c)	$17.17	$14.40	$12.67	$19.50
Institutional 3 Class
Net assets	$17,544,517	$460,466	$903,362	$3,194
Shares outstanding	1,012,106	32,017	71,890	166
Net asset value per share(c)	$17.33	$14.38	$12.57	$19.19 (d)

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
(d)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	81

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn International SelectSM
Net investment income
Income:
Dividends — unaffiliated issuers	$23,821,143	$57,136,325	$1,610,354	$1,488,106
Income from securities lending — net	134,116	348,858	31,536	5,431
Foreign taxes withheld	—	(5,024,295)	(12,565)	(139,248)
Total income	23,955,259	52,460,888	1,629,325	1,354,289
Expenses:
Investment advisory fee	15,805,540	17,975,708	1,534,383	562,302
Distribution and/or service fees
Class A	1,048,207	565,595	60,521	33,532
Class C	1,215,747	312,792	49,659	26,491
Class R	—	32,839	—	—
Transfer agent fees
Class A	400,806	274,338	32,481	19,422
Advisor Class	22,099	53,577	11,589	740
Class C	116,184	37,926	6,664	3,832
Institutional Class	1,662,999	1,801,968	130,585	60,893
Institutional 2 Class	15,956	105,602	2,884	204
Institutional 3 Class	930	3,510	442	45
Class R	—	7,969	—	—
Administration fees	1,114,274	1,104,851	78,611	29,771
Trustees’ fees	240,117	249,282	17,965	6,443
Custodian fees	14,758	392,186	5,449	12,611
Printing and postage fees	167,800	221,029	23,633	14,223
Registration fees	56,643	70,080	45,170	44,868
Audit fees	60,122	88,546	20,884	23,567
Legal fees	326,378	336,219	22,756	9,016
Compensation of chief compliance officer	7,291	7,603	416	209
Other	96,578	111,772	15,281	11,141
Total expenses	22,372,429	23,753,392	2,059,373	859,310
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	—	(20,378)	(77,510)
Fees waived by transfer agent
Class A	(107,308)	(25,477)	—	—
Advisor Class	(5,938)	(4,958)	—	—
Class C	(31,082)	(3,519)	—	—
Institutional Class	(445,076)	(166,434)	—	—
Institutional 2 Class	(1,441)	(7,553)	(347)	(49)
Institutional 3 Class	(930)	(3,510)	(442)	(45)
Class R	—	(743)	—	—
Expense reduction	(7,700)	(8,672)	(1,420)	(640)
Total net expenses	21,772,954	23,532,526	2,036,786	781,066
Net investment income (loss)	2,182,305	28,928,362	(407,461)	573,223
The accompanying Notes to Financial Statements are an integral part of this statement.
82	Columbia Acorn Family of Funds | Semiannual Report 2018

Statement of Operations  (continued)
Six Months Ended June 30, 2018 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn International SelectSM
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$331,454,232	$560,211,254	$30,015,888	$12,420,442
Investments — affiliated issuers	(17,193,753)	—	—	—
Foreign currency translations	—	(1,116,371)	—	(31,847)
Futures contracts	—	(4,806,843)	—	—
Net realized gain	314,260,479	554,288,040	30,015,888	12,388,595
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	147,693,178	(550,765,494)	18,577,973	(10,636,769)
Investments — affiliated issuers	3,543,297	—	—	—
Foreign currency translations	—	(133,356)	—	(3,480)
Futures contracts	—	(1,301,830)	—	—
Foreign capital gains tax	—	—	—	14,814
Net change in unrealized appreciation (depreciation)	151,236,475	(552,200,680)	18,577,973	(10,625,435)
Net realized and unrealized gain	465,496,954	2,087,360	48,593,861	1,763,160
Net increase in net assets resulting from operations	$467,679,259	$31,015,722	$48,186,400	$2,336,383
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	83

Statement of Operations  (continued)
Six Months Ended June 30, 2018 (Unaudited)
	Columbia Acorn SelectSM	Columbia Thermostat FundSM	Columbia Acorn Emerging Markets FundSM	Columbia Acorn European FundSM
Net investment income
Income:
Dividends — unaffiliated issuers	$1,901,958	$12,949	$1,104,489	$1,952,194
Dividends — affiliated issuers	—	8,004,696	—	—
Income from securities lending — net	2,441	—	15,734	22,879
Foreign taxes withheld	—	—	(62,127)	(183,226)
Total income	1,904,399	8,017,645	1,058,096	1,791,847
Expenses:
Investment advisory fee	1,301,250	399,813	628,878	670,914
Distribution and/or service fees
Class A	129,951	298,142	40,942	45,189
Class C	108,059	1,136,075	75,225	78,889
Transfer agent fees
Class A	72,953	122,813	19,455	20,408
Advisor Class	3,790	7,661	719	2,440
Class C	15,153	116,913	8,936	8,906
Institutional Class	109,107	156,474	29,948	30,847
Institutional 2 Class	519	4,164	314	1,450
Institutional 3 Class	171	25	12	5
Administration fees	72,145	188,396	23,883	27,389
Trustees’ fees	15,584	44,573	5,305	4,994
Custodian fees	1,957	826	43,571	16,176
Printing and postage fees	25,881	47,026	13,369	9,964
Registration fees	43,731	50,526	43,559	45,807
Audit fees	20,885	11,526	23,707	20,542
Legal fees	21,041	56,797	7,287	8,084
Compensation of chief compliance officer	481	1,276	164	179
Other	14,382	24,686	12,300	13,867
Total expenses	1,957,040	2,667,712	977,574	1,006,050
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(306,177)	(235,339)	(224,168)	(190,304)
Fees waived by transfer agent
Class A	(15,774)	—	—	—
Advisor Class	(820)	—	—	—
Class C	(3,267)	—	—	—
Institutional Class	(23,593)	—	—	—
Institutional 2 Class	(44)	(464)	(70)	(127)
Institutional 3 Class	(171)	(25)	(12)	(5)
Expense reduction	(1,320)	(580)	(40)	—
Total net expenses	1,605,874	2,431,304	753,284	815,614
Net investment income	298,525	5,586,341	304,812	976,233
The accompanying Notes to Financial Statements are an integral part of this statement.
84	Columbia Acorn Family of Funds | Semiannual Report 2018

Statement of Operations  (continued)
Six Months Ended June 30, 2018 (Unaudited)
	Columbia Acorn SelectSM	Columbia Thermostat FundSM	Columbia Acorn Emerging Markets FundSM	Columbia Acorn European FundSM
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$21,043,823	$—	$6,901,551	$1,313,081
Investments — affiliated issuers	—	11,842,071	—	—
Capital gain distributions from underlying affiliated funds	—	3,154,352	—	—
Foreign currency translations	—	—	(17,995)	(10,084)
Net realized gain	21,043,823	14,996,423	6,883,556	1,302,997
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,874,899)	—	(12,234,088)	(2,049,457)
Investments — affiliated issuers	—	(17,878,885)	—	—
Foreign currency translations	—	—	(1,313)	(2,855)
Foreign capital gains tax	—	—	33,847	—
Net change in unrealized appreciation (depreciation)	(1,874,899)	(17,878,885)	(12,201,554)	(2,052,312)
Net realized and unrealized gain (loss)	19,168,924	(2,882,462)	(5,317,998)	(749,315)
Net increase (decrease) in net assets resulting from operations	$19,467,449	$2,703,879	$(5,013,186)	$226,918
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	85

Statement of Changes in Net Assets
	Columbia Acorn® Fund		Columbia Acorn International®
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$2,182,305	$1,039,192	$28,928,362	$39,851,045
Net realized gain	314,260,479	1,176,258,449	554,288,040	451,888,883
Net change in unrealized appreciation (depreciation)	151,236,475	(110,071,852)	(552,200,680)	880,348,446
Net increase in net assets resulting from operations	467,679,259	1,067,225,789	31,015,722	1,372,088,374
Distributions to shareholders
Net investment income
Class A	—	—	(2,142,268)	(7,118,778)
Advisor Class	—	—	(416,769)	(1,687,012)
Class B	—	—	—	(2,069)
Class C	—	—	(314,157)	(387,660)
Institutional Class	—	—	(13,895,282)	(57,030,081)
Institutional 2 Class	—	—	(1,673,225)	(7,070,007)
Institutional 3 Class	—	—	(2,221,224)	(8,860,457)
Class R	—	—	(65,365)	(149,105)
Net realized gains
Class A	(38,912,823)	(198,597,993)	(12,495,999)	(23,914,812)
Advisor Class	(1,964,901)	(7,546,403)	(2,431,042)	(5,256,918)
Class C	(18,218,848)	(98,221,494)	(1,832,499)	(3,412,394)
Institutional Class	(144,705,603)	(708,224,553)	(81,052,175)	(160,560,346)
Institutional 2 Class	(2,396,441)	(13,004,610)	(9,760,044)	(21,942,004)
Institutional 3 Class	(2,561,382)	(11,007,435)	(12,956,559)	(35,892,439)
Class R	—	—	(381,279)	(676,321)
Total distributions to shareholders	(208,759,998)	(1,036,602,488)	(141,637,887)	(333,960,403)
Decrease in net assets from capital stock activity	(143,297,319)	(221,183,341)	(831,154,471)	(784,106,134)
Total increase (decrease) in net assets	115,621,942	(190,560,040)	(941,776,636)	254,021,837
Net assets at beginning of period	4,638,173,716	4,828,733,756	4,906,960,003	4,652,938,166
Net assets at end of period	$4,753,795,658	$4,638,173,716	$3,965,183,367	$4,906,960,003
Undistributed (excess of distributions over) net investment income	$(38,449)	$(2,220,754)	$12,611,314	$4,411,242
The accompanying Notes to Financial Statements are an integral part of this statement.
86	Columbia Acorn Family of Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Columbia Acorn USA®		Columbia Acorn International SelectSM
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income (loss)	$(407,461)	$(1,573,689)	$573,223	$298,210
Net realized gain	30,015,888	212,362,115	12,388,595	8,192,558
Net change in unrealized appreciation (depreciation)	18,577,973	(119,147,241)	(10,625,435)	26,161,018
Net increase in net assets resulting from operations	48,186,400	91,641,185	2,336,383	34,651,786
Distributions to shareholders
Net investment income
Class A	—	—	—	(9,521)
Advisor Class	—	—	—	(4,562)
Institutional Class	—	—	—	(228,058)
Institutional 2 Class	—	—	—	(1,921)
Institutional 3 Class	—	—	—	(26,734)
Net realized gains
Class A	(1,673,917)	(15,531,538)	—	—
Advisor Class	(506,255)	(4,118,797)	—	—
Class C	(542,232)	(4,827,537)	—	—
Institutional Class	(6,094,532)	(61,910,319)	—	—
Institutional 2 Class	(333,927)	(3,183,971)	—	—
Institutional 3 Class	(1,656,979)	(12,346,845)	—	—
Total distributions to shareholders	(10,807,842)	(101,919,007)	—	(270,796)
Decrease in net assets from capital stock activity	(12,696,045)	(310,665,005)	(14,315,800)	(3,597,759)
Total increase (decrease) in net assets	24,682,513	(320,942,827)	(11,979,417)	30,783,231
Net assets at beginning of period	322,677,598	643,620,425	130,794,804	100,011,573
Net assets at end of period	$347,360,111	$322,677,598	$118,815,387	$130,794,804
Undistributed (excess of distributions over) net investment income	$(661,914)	$(254,453)	$519,601	$(53,622)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	87

Statement of Changes in Net Assets   (continued)
	Columbia Acorn SelectSM		Columbia Thermostat FundSM
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income (loss)	$298,525	$(353,608)	$5,586,341	$15,437,578
Net realized gain	21,043,823	40,516,594	14,996,423	23,654,073
Net change in unrealized appreciation (depreciation)	(1,874,899)	32,742,921	(17,878,885)	10,450,897
Net increase in net assets resulting from operations	19,467,449	72,905,907	2,703,879	49,542,548
Distributions to shareholders
Net investment income
Class A	—	—	(281,543)	(9,278,829)
Advisor Class	—	—	(17,921)	(559,209)
Class C	—	—	(263,369)	(5,769,999)
Institutional Class	—	—	(369,303)	(12,343,315)
Institutional 2 Class	—	—	(19,414)	(468,756)
Institutional 3 Class	—	—	(613)	(17,424)
Net realized gains
Class A	(8,172,215)	(13,531,635)	(2,852,358)	(3,927,704)
Advisor Class	(381,928)	(268,631)	(181,559)	(231,441)
Class C	(2,369,599)	(4,068,306)	(2,668,232)	(3,875,776)
Institutional Class	(11,183,196)	(17,384,449)	(3,740,545)	(4,913,074)
Institutional 2 Class	(139,019)	(135,711)	(196,684)	(192,959)
Institutional 3 Class	(1,194,290)	(2,568,205)	(6,205)	(7,159)
Total distributions to shareholders	(23,440,247)	(37,956,937)	(10,597,746)	(41,585,645)
Increase (decrease) in net assets from capital stock activity	1,991,539	(34,460,018)	(101,722,388)	(256,152,474)
Total increase (decrease) in net assets	(1,981,259)	488,952	(109,616,255)	(248,195,571)
Net assets at beginning of period	308,877,936	308,388,984	859,231,046	1,107,426,617
Net assets at end of period	$306,896,677	$308,877,936	$749,614,791	$859,231,046
Undistributed (excess of distributions over) net investment income	$67,326	$(231,199)	$5,365,800	$731,622
The accompanying Notes to Financial Statements are an integral part of this statement.
88	Columbia Acorn Family of Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Columbia Acorn Emerging Markets FundSM		Columbia Acorn European FundSM
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017 (a)
Operations
Net investment income (loss)	$304,812	$(23,854)	$976,233	$318,469
Net realized gain	6,883,556	4,959,333	1,302,997	2,113,437
Net change in unrealized appreciation (depreciation)	(12,201,554)	26,081,316	(2,052,312)	17,443,548
Net increase (decrease) in net assets resulting from operations	(5,013,186)	31,016,795	226,918	19,875,454
Distributions to shareholders
Net investment income
Class A	—	—	(219,414)	(276,319)
Advisor Class	—	—	(17,370)	(26,878)
Class C	—	—	(95,170)	(21,994)
Institutional Class	—	—	(336,429)	(555,415)
Institutional 2 Class	—	—	(31,742)	(51,520)
Institutional 3 Class	—	—	(20)	(2,414)
Total distributions to shareholders	—	—	(700,145)	(934,540)
Increase (decrease) in net assets from capital stock activity	(12,874,741)	(30,554,959)	10,512,152	37,264,196
Total increase (decrease) in net assets	(17,887,927)	461,836	10,038,925	56,205,110
Net assets at beginning of period	106,222,235	105,760,399	102,557,423	46,352,313
Net assets at end of period	$88,334,308	$106,222,235	$112,596,348	$102,557,423
Undistributed (excess of distributions over) net investment income	$(267,833)	$(572,645)	$73,445	$(202,643)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	89

Statement of Changes in Net Assets   (continued)
	Columbia Acorn® Fund				Columbia Acorn International®
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,473,481	34,144,492	5,214,954	73,286,260	428,957	20,377,529	1,610,233	69,246,137
Distributions reinvested	2,504,584	35,339,675	13,895,471	179,901,741	299,787	14,036,038	650,590	29,823,976
Redemptions	(6,889,440)	(93,523,081)	(24,594,980)	(349,452,663)	(1,496,933)	(70,913,815)	(7,526,663)	(320,009,215)
Net decrease	(1,911,375)	(24,038,914)	(5,484,555)	(96,264,662)	(768,189)	(36,500,248)	(5,265,840)	(220,939,102)
Advisor Class
Subscriptions	891,009	14,928,324	1,188,440	20,475,315	229,098	10,984,063	507,657	22,001,991
Distributions reinvested	96,676	1,709,227	404,423	6,463,098	60,129	2,846,525	149,964	6,941,523
Redemptions	(466,054)	(8,006,298)	(1,298,639)	(22,111,783)	(696,828)	(33,381,820)	(1,218,557)	(52,979,195)
Net increase (decrease)	521,631	8,631,253	294,224	4,826,630	(407,601)	(19,551,232)	(560,936)	(24,035,681)
Class B
Distributions reinvested	—	—	—	—	—	—	48	2,052
Redemptions	—	—	—	—	—	—	(13,438)	(556,263)
Net decrease	—	—	—	—	—	—	(13,390)	(554,211)
Class C
Subscriptions	684,050	4,715,351	1,151,804	9,081,597	44,646	2,029,375	90,241	3,793,139
Distributions reinvested	2,550,866	17,728,517	14,018,509	94,772,247	47,150	2,105,242	83,543	3,674,876
Redemptions	(6,301,699)	(43,490,923)	(13,966,397)	(120,313,372)	(220,827)	(9,969,923)	(526,608)	(21,906,351)
Net increase (decrease)	(3,066,783)	(21,047,055)	1,203,916	(16,459,528)	(129,031)	(5,835,306)	(352,824)	(14,438,336)
Class I
Redemptions	—	—	(704,360)	(11,413,339)	—	—	(587,108)	(24,144,151)
Net decrease	—	—	(704,360)	(11,413,339)	—	—	(587,108)	(24,144,151)
Institutional Class
Subscriptions	3,537,290	57,558,006	11,660,704	189,841,275	1,387,120	66,179,017	7,013,514	296,426,276
Distributions reinvested	7,826,930	132,278,156	41,736,204	640,071,038	1,531,166	71,873,009	3,676,468	168,682,272
Redemptions	(17,450,140)	(283,879,793)	(55,995,598)	(919,152,154)	(10,183,774)	(485,430,861)	(32,696,730)	(1,462,774,955)
Net decrease	(6,085,920)	(94,043,631)	(2,598,690)	(89,239,841)	(7,265,488)	(347,378,835)	(22,006,748)	(997,666,407)
Institutional 2 Class
Subscriptions	481,596	8,251,367	1,892,132	34,420,349	1,100,440	52,556,979	4,209,934	183,599,629
Distributions reinvested	134,386	2,396,110	809,341	13,002,370	172,585	8,097,665	525,236	24,092,915
Redemptions	(2,069,733)	(35,810,125)	(1,361,035)	(23,541,410)	(3,127,347)	(150,356,713)	(3,251,747)	(145,206,557)
Net increase (decrease)	(1,453,751)	(25,162,648)	1,340,438	23,881,309	(1,854,322)	(89,702,069)	1,483,423	62,485,987
Institutional 3 Class
Subscriptions	2,226,794	37,557,668	3,152,141	55,149,044	3,226,936	154,516,327	14,596,689	678,353,931
Distributions reinvested	142,378	2,561,382	669,887	11,007,435	270,497	12,810,747	964,050	44,705,035
Redemptions	(1,582,769)	(27,755,374)	(5,871,346)	(102,670,389)	(10,368,645)	(499,598,247)	(6,419,328)	(294,475,318)
Net increase (decrease)	786,403	12,363,676	(2,049,318)	(36,513,910)	(6,871,212)	(332,271,173)	9,141,411	428,583,648
Class R
Subscriptions	—	—	—	—	63,801	3,028,250	247,904	10,356,515
Distributions reinvested	—	—	—	—	9,054	423,450	17,022	780,530
Redemptions	—	—	—	—	(70,826)	(3,367,308)	(103,693)	(4,534,926)
Net increase	—	—	—	—	2,029	84,392	161,233	6,602,119
Total net decrease	(11,209,795)	(143,297,319)	(7,998,345)	(221,183,341)	(17,293,814)	(831,154,471)	(18,000,779)	(784,106,134)
The accompanying Notes to Financial Statements are an integral part of this statement.
90	Columbia Acorn Family of Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Columbia Acorn USA®				Columbia Acorn International SelectSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	190,151	2,581,500	488,025	7,442,932	147,938	4,368,090	433,475	11,022,848
Distributions reinvested	109,999	1,565,282	1,137,099	14,397,674	—	—	318	9,147
Redemptions	(492,626)	(6,539,973)	(3,181,282)	(49,739,118)	(117,915)	(3,435,196)	(466,338)	(11,345,132)
Net increase (decrease)	(192,476)	(2,393,191)	(1,556,158)	(27,898,512)	30,023	932,894	(32,545)	(313,137)
Advisor Class
Subscriptions	120,618	2,096,703	591,993	11,469,434	4,888	147,605	22,202	594,789
Distributions reinvested	27,439	506,255	255,091	4,118,796	—	—	156	4,554
Redemptions	(108,730)	(1,835,900)	(174,410)	(3,344,051)	(33,241)	(1,004,847)	(11,360)	(303,363)
Net increase (decrease)	39,327	767,058	672,674	12,244,179	(28,353)	(857,242)	10,998	295,980
Class C
Subscriptions	42,634	298,861	99,275	974,077	23,799	663,360	27,511	676,101
Distributions reinvested	73,371	535,611	703,494	4,761,201	—	—	—	—
Redemptions	(206,675)	(1,453,592)	(510,499)	(5,076,159)	(26,240)	(726,165)	(57,659)	(1,371,955)
Net increase (decrease)	(90,670)	(619,120)	292,270	659,119	(2,441)	(62,805)	(30,148)	(695,854)
Class I
Redemptions	—	—	(70)	(1,266)	—	—	(92)	(2,211)
Net decrease	—	—	(70)	(1,266)	—	—	(92)	(2,211)
Institutional Class
Subscriptions	453,468	7,551,957	1,272,209	22,899,278	116,816	3,495,425	632,322	15,614,831
Distributions reinvested	329,326	5,733,556	3,701,495	58,121,333	—	—	5,869	170,675
Redemptions	(1,150,376)	(18,567,552)	(21,166,533)	(389,628,621)	(643,118)	(19,128,066)	(992,393)	(25,627,432)
Net decrease	(367,582)	(5,282,039)	(16,192,829)	(308,608,010)	(526,302)	(15,632,641)	(354,202)	(9,841,926)
Institutional 2 Class
Subscriptions	13,033	235,480	494,678	10,218,003	17,051	509,501	6,125	155,951
Distributions reinvested	17,961	333,890	194,941	3,183,608	—	—	65	1,913
Redemptions	(452,742)	(8,459,675)	(828,227)	(15,512,332)	(2,052)	(61,867)	(5,576)	(139,156)
Net increase (decrease)	(421,748)	(7,890,305)	(138,608)	(2,110,721)	14,999	447,634	614	18,708
Institutional 3 Class
Subscriptions	341,961	6,014,035	540,484	10,276,457	53,177	1,600,589	268,318	7,467,361
Distributions reinvested	86,114	1,615,497	694,408	11,402,230	—	—	914	26,725
Redemptions	(279,518)	(4,907,980)	(340,563)	(6,628,481)	(24,738)	(744,229)	(21,261)	(553,405)
Net increase	148,557	2,721,552	894,329	15,050,206	28,439	856,360	247,971	6,940,681
Total net decrease	(884,592)	(12,696,045)	(16,028,392)	(310,665,005)	(483,635)	(14,315,800)	(157,404)	(3,597,759)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	91

Statement of Changes in Net Assets   (continued)
	Columbia Acorn SelectSM				Columbia Thermostat FundSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	328,954	4,899,025	831,684	11,552,003	551,921	8,040,248	1,609,689	23,841,063
Distributions reinvested	480,856	7,183,998	859,784	11,678,407	203,298	2,951,887	840,860	12,338,875
Redemptions	(726,382)	(10,719,638)	(3,504,699)	(48,437,824)	(2,901,754)	(42,306,099)	(12,154,415)	(179,914,818)
Net increase (decrease)	83,428	1,363,385	(1,813,231)	(25,207,414)	(2,146,535)	(31,313,964)	(9,703,866)	(143,734,880)
Advisor Class
Subscriptions	54,534	947,948	297,546	4,898,165	102,547	1,481,257	565,162	8,354,290
Distributions reinvested	21,493	381,928	16,388	268,631	13,850	199,441	54,380	790,505
Redemptions	(71,752)	(1,248,306)	(45,047)	(730,797)	(260,873)	(3,771,932)	(582,985)	(8,576,681)
Net increase (decrease)	4,275	81,570	268,887	4,435,999	(144,476)	(2,091,234)	36,557	568,114
Class C
Subscriptions	21,566	207,931	86,931	825,976	282,972	4,146,396	1,107,876	16,440,929
Distributions reinvested	241,896	2,288,336	428,882	3,895,445	167,551	2,441,219	536,248	7,916,684
Redemptions	(406,308)	(3,885,401)	(1,148,372)	(11,025,586)	(3,299,845)	(48,358,753)	(7,807,143)	(116,029,441)
Net decrease	(142,846)	(1,389,134)	(632,559)	(6,304,165)	(2,849,322)	(41,771,138)	(6,163,019)	(91,671,828)
Class I
Redemptions	—	—	(738,244)	(11,402,065)	—	—	—	—
Net decrease	—	—	(738,244)	(11,402,065)	—	—	—	—
Institutional Class
Subscriptions	226,577	3,802,714	1,381,191	21,252,498	1,994,905	28,686,020	8,573,428	125,070,056
Distributions reinvested	613,385	10,464,345	1,040,184	15,939,038	203,861	2,919,298	844,055	12,217,159
Redemptions	(856,729)	(14,398,152)	(2,758,485)	(43,032,113)	(4,198,974)	(60,399,722)	(10,927,093)	(160,162,349)
Net decrease	(16,767)	(131,093)	(337,110)	(5,840,577)	(2,000,208)	(28,794,404)	(1,509,610)	(22,875,134)
Institutional 2 Class
Subscriptions	27,342	475,841	61,419	987,353	291,979	4,227,897	385,136	5,673,263
Distributions reinvested	7,773	138,903	8,423	135,545	14,986	216,098	45,470	661,715
Redemptions	(14,360)	(250,211)	(37,575)	(614,799)	(147,770)	(2,139,265)	(333,143)	(4,893,764)
Net increase	20,755	364,533	32,267	508,099	159,195	2,304,730	97,463	1,441,214
Institutional 3 Class
Subscriptions	959,459	16,600,425	1,808,898	29,600,372	1,203	17,379	36,425	537,605
Distributions reinvested	66,196	1,194,173	161,019	2,568,039	471	6,781	1,683	24,446
Redemptions	(873,995)	(16,092,320)	(1,396,136)	(22,818,306)	(5,571)	(80,538)	(29,767)	(442,011)
Net increase (decrease)	151,660	1,702,278	573,781	9,350,105	(3,897)	(56,378)	8,341	120,040
Total net increase (decrease)	100,505	1,991,539	(2,646,209)	(34,460,018)	(6,985,243)	(101,722,388)	(17,234,134)	(256,152,474)
The accompanying Notes to Financial Statements are an integral part of this statement.
92	Columbia Acorn Family of Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Columbia Acorn Emerging Markets FundSM				Columbia Acorn European FundSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	186,773	2,507,757	441,162	5,127,794	530,172	10,519,924	1,140,391	20,187,059
Distributions reinvested	—	—	—	—	10,793	219,313	14,776	276,319
Redemptions	(421,434)	(5,659,354)	(2,868,148)	(31,102,071)	(388,165)	(7,643,584)	(1,330,219)	(21,179,443)
Net increase (decrease)	(234,661)	(3,151,597)	(2,426,986)	(25,974,277)	152,800	3,095,653	(175,052)	(716,065)
Advisor Class
Subscriptions	9,323	127,673	47,248	568,561	160,438	3,176,212	126,977	2,378,990
Distributions reinvested	—	—	—	—	849	17,351	1,412	26,840
Redemptions	(21,184)	(289,426)	(78,974)	(905,107)	(166,370)	(3,335,733)	(1,986)	(33,180)
Net increase (decrease)	(11,861)	(161,753)	(31,726)	(336,546)	(5,083)	(142,170)	126,403	2,372,650
Class C
Subscriptions	35,023	462,458	86,043	990,408	162,523	3,193,335	337,990	5,828,257
Distributions reinvested	—	—	—	—	4,735	95,138	1,230	21,994
Redemptions	(139,868)	(1,839,688)	(483,515)	(5,492,520)	(94,207)	(1,856,939)	(117,103)	(1,947,925)
Net increase (decrease)	(104,845)	(1,377,230)	(397,472)	(4,502,112)	73,051	1,431,534	222,117	3,902,326
Class I
Redemptions	—	—	(205)	(2,252)	—	—	(173)	(2,700)
Net decrease	—	—	(205)	(2,252)	—	—	(173)	(2,700)
Institutional Class
Subscriptions	172,605	2,353,262	2,164,060	23,600,425	825,009	16,369,846	2,162,206	36,835,519
Distributions reinvested	—	—	—	—	16,480	335,198	29,529	554,395
Redemptions	(768,040)	(10,345,447)	(2,100,848)	(24,137,744)	(593,733)	(11,632,543)	(454,340)	(7,965,911)
Net increase (decrease)	(595,435)	(7,992,185)	63,212	(537,319)	247,756	5,072,501	1,737,395	29,424,003
Institutional 2 Class
Subscriptions	4,448	60,818	34,601	400,968	132,200	2,679,765	283,318	5,035,710
Distributions reinvested	—	—	—	—	1,543	31,723	2,733	51,481
Redemptions	(22,381)	(296,701)	(38,991)	(455,733)	(71,217)	(1,441,414)	(169,753)	(2,999,705)
Net increase (decrease)	(17,933)	(235,883)	(4,390)	(54,765)	62,526	1,270,074	116,298	2,087,486
Institutional 3 Class
Subscriptions	11,793	158,477	72,757	905,959	39	764	11,313	202,597
Distributions reinvested	—	—	—	—	—	—	126	2,367
Redemptions	(8,629)	(114,570)	(4,221)	(53,647)	(10,843)	(216,204)	(469)	(8,468)
Net increase (decrease)	3,164	43,907	68,536	852,312	(10,804)	(215,440)	10,970	196,496
Total net increase (decrease)	(961,571)	(12,874,741)	(2,729,031)	(30,554,959)	520,246	10,512,152	2,037,958	37,264,196

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	93

Financial Highlights
Columbia Acorn® Fund
The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2018 (Unaudited)	$12.92	(0.00) (b)	1.34	1.34	—	(0.65)	(0.65)
Year Ended 12/31/2017	$13.35	(0.02)	3.23	3.21	—	(3.64)	(3.64)
Year Ended 12/31/2016	$17.63	(0.03)	1.73	1.70	—	(5.98)	(5.98)
Year Ended 12/31/2015	$30.30	(0.12)	(0.27) (g)	(0.39)	—	(12.28)	(12.28)
Year Ended 12/31/2014	$35.78	(0.08)	0.21	0.13	—	(5.61)	(5.61)
Year Ended 12/31/2013	$29.36	(0.06)	8.84	8.78	(0.04)	(2.32)	(2.36)
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	$16.06	0.02	1.67	1.69	—	(0.69)	(0.69)
Year Ended 12/31/2017	$15.83	0.02	3.85	3.87	—	(3.64)	(3.64)
Year Ended 12/31/2016	$19.84	0.00	1.97	1.97	—	(5.98)	(5.98)
Year Ended 12/31/2015	$32.51	(0.07)	(0.32) (g)	(0.39)	—	(12.28)	(12.28)
Year Ended 12/31/2014	$37.88	0.02	0.22	0.24	—	(5.61)	(5.61)
Year Ended 12/31/2013	$30.90	0.06	9.29	9.35	(0.05)	(2.32)	(2.37)
Class C
Six Months Ended 6/30/2018 (Unaudited)	$6.58	(0.03)	0.70	0.67	—	(0.55)	(0.55)
Year Ended 12/31/2017	$8.34	(0.08)	1.96	1.88	—	(3.64)	(3.64)
Year Ended 12/31/2016	$13.16	(0.11)	1.27	1.16	—	(5.98)	(5.98)
Year Ended 12/31/2015	$25.92	(0.27)	(0.21) (g)	(0.48)	—	(12.28)	(12.28)
Year Ended 12/31/2014	$31.64	(0.28)	0.17	(0.11)	—	(5.61)	(5.61)
Year Ended 12/31/2013	$26.34	(0.26)	7.88	7.62	—	(2.32)	(2.32)
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	$15.39	0.02	1.59	1.61	—	(0.69)	(0.69)
Year Ended 12/31/2017	$15.29	0.02	3.72	3.74	—	(3.64)	(3.64)
Year Ended 12/31/2016	$19.34	0.01	1.92	1.93	—	(5.98)	(5.98)
Year Ended 12/31/2015	$31.95	(0.04)	(0.29) (g)	(0.33)	—	(12.28)	(12.28)
Year Ended 12/31/2014	$37.32	0.02	0.22	0.24	—	(5.61)	(5.61)
Year Ended 12/31/2013	$30.45	0.04	9.19	9.23	(0.04)	(2.32)	(2.36)
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	$16.20	0.02	1.68	1.70	—	(0.69)	(0.69)
Year Ended 12/31/2017	$15.94	0.02	3.88	3.90	—	(3.64)	(3.64)
Year Ended 12/31/2016	$19.92	0.01	1.99	2.00	—	(5.98)	(5.98)
Year Ended 12/31/2015	$32.55	(0.04)	(0.31) (g)	(0.35)	—	(12.28)	(12.28)
Year Ended 12/31/2014	$37.89	0.04	0.23	0.27	—	(5.61)	(5.61)
Year Ended 12/31/2013	$30.88	0.07	9.30	9.37	(0.04)	(2.32)	(2.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
94	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2018 (Unaudited)	$13.61	10.21% (c)	1.10% (d)	1.08% (d),(e)	(0.06%) (d)	27%	$848,905
Year Ended 12/31/2017	$12.92	24.91%	1.09%	1.08% (e)	(0.13%)	72%	$830,454
Year Ended 12/31/2016	$13.35	10.06%	1.10% (f)	1.10% (f)	(0.21%)	85%	$931,460
Year Ended 12/31/2015	$17.63	(1.87%)	1.08%	1.08%	(0.39%)	21%	$1,388,893
Year Ended 12/31/2014	$30.30	0.55%	1.08%	1.08%	(0.22%)	17%	$2,694,610
Year Ended 12/31/2013	$35.78	30.53%	1.07%	1.07%	(0.17%)	18%	$3,869,734
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	$17.06	10.38% (c)	0.85% (d)	0.83% (d),(e)	0.19% (d)	27%	$49,883
Year Ended 12/31/2017	$16.06	25.19%	0.84%	0.83% (e)	0.12%	72%	$38,588
Year Ended 12/31/2016	$15.83	10.32%	0.89% (f)	0.89% (f)	0.00% (b)	85%	$33,378
Year Ended 12/31/2015	$19.84	(1.75%)	0.89%	0.89%	(0.23%)	21%	$50,335
Year Ended 12/31/2014	$32.51	0.81%	0.84%	0.84%	0.05%	17%	$250,457
Year Ended 12/31/2013	$37.88	30.85%	0.80%	0.80%	0.16%	18%	$74,188
Class C
Six Months Ended 6/30/2018 (Unaudited)	$6.70	9.81% (c)	1.85% (d)	1.83% (d),(e)	(0.81%) (d)	27%	$230,376
Year Ended 12/31/2017	$6.58	23.88%	1.84%	1.83% (e)	(0.88%)	72%	$246,450
Year Ended 12/31/2016	$8.34	9.29%	1.84% (f)	1.84% (f)	(0.95%)	85%	$302,119
Year Ended 12/31/2015	$13.16	(2.57%)	1.80%	1.80%	(1.11%)	21%	$456,348
Year Ended 12/31/2014	$25.92	(0.16%)	1.77%	1.77%	(0.92%)	17%	$776,370
Year Ended 12/31/2013	$31.64	29.58%	1.78%	1.78%	(0.88%)	18%	$938,644
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	$16.31	10.31% (c)	0.85% (d)	0.83% (d),(e)	0.19% (d)	27%	$3,513,311
Year Ended 12/31/2017	$15.39	25.24%	0.84%	0.83% (e)	0.12%	72%	$3,407,214
Year Ended 12/31/2016	$15.29	10.39%	0.82% (f)	0.82% (f)	0.07%	85%	$3,425,935
Year Ended 12/31/2015	$19.34	(1.57%)	0.80%	0.80%	(0.11%)	21%	$5,062,313
Year Ended 12/31/2014	$31.95	0.82%	0.79%	0.79%	0.07%	17%	$11,340,770
Year Ended 12/31/2013	$37.32	30.90%	0.78%	0.78%	0.12%	18%	$14,703,948
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	$17.21	10.37% (c)	0.81% (d)	0.81% (d)	0.20% (d)	27%	$47,151
Year Ended 12/31/2017	$16.20	25.21%	0.82%	0.81%	0.14%	72%	$67,932
Year Ended 12/31/2016	$15.94	10.43%	0.81% (f)	0.81% (f)	0.08%	85%	$45,475
Year Ended 12/31/2015	$19.92	(1.60%)	0.77%	0.77%	(0.11%)	21%	$76,412
Year Ended 12/31/2014	$32.55	0.89%	0.76%	0.76%	0.10%	17%	$458,223
Year Ended 12/31/2013	$37.89	30.94%	0.75%	0.75%	0.20%	18%	$496,906
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	95

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	$16.34	0.02	1.70	1.72	—	(0.70)	(0.70)
Year Ended 12/31/2017	$16.04	0.03	3.91	3.94	—	(3.64)	(3.64)
Year Ended 12/31/2016	$20.00	0.02	2.00	2.02	—	(5.98)	(5.98)
Year Ended 12/31/2015	$32.61	(0.02)	(0.31) (g)	(0.33)	—	(12.28)	(12.28)
Year Ended 12/31/2014	$37.93	0.05	0.24	0.29	—	(5.61)	(5.61)
Year Ended 12/31/2013	$30.90	0.09	9.31	9.40	(0.05)	(2.32)	(2.37)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Rounds to zero.
(c)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
96	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	$17.36	10.38% (c)	0.76% (d)	0.76% (d)	0.27% (d)	27%	$64,169
Year Ended 12/31/2017	$16.34	25.31%	0.76%	0.76%	0.19%	72%	$47,536
Year Ended 12/31/2016	$16.04	10.50%	0.76% (f)	0.76% (f)	0.12%	85%	$79,518
Year Ended 12/31/2015	$20.00	(1.54%)	0.73%	0.73%	(0.06%)	21%	$130,546
Year Ended 12/31/2014	$32.61	0.94%	0.70%	0.70%	0.13%	17%	$378,780
Year Ended 12/31/2013	$37.93	30.99%	0.70%	0.70%	0.26%	18%	$1,227,891
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	97

Financial Highlights
Columbia Acorn International®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2018 (Unaudited)	$46.51	0.24	(0.20) (b)	0.04	(0.24)	(1.38)	(1.62)
Year Ended 12/31/2017	$37.71	0.25	11.71	11.96	(0.67)	(2.49)	(3.16)
Year Ended 12/31/2016	$39.08	0.35	(1.31)	(0.96)	(0.15)	(0.26)	(0.41)
Year Ended 12/31/2015	$41.68	0.39	(1.02)	(0.63)	(0.40)	(1.57)	(1.97)
Year Ended 12/31/2014	$46.63	0.42	(2.51)	(2.09)	(0.55)	(2.31)	(2.86)
Year Ended 12/31/2013	$40.79	0.45	8.37	8.82	(1.05)	(1.93)	(2.98)
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	$46.95	0.30	(0.20) (b)	0.10	(0.24)	(1.38)	(1.62)
Year Ended 12/31/2017	$38.03	0.36	11.82	12.18	(0.77)	(2.49)	(3.26)
Year Ended 12/31/2016	$39.41	0.48	(1.38)	(0.90)	(0.22)	(0.26)	(0.48)
Year Ended 12/31/2015	$42.02	0.47	(1.03)	(0.56)	(0.48)	(1.57)	(2.05)
Year Ended 12/31/2014	$46.99	0.50	(2.52)	(2.02)	(0.64)	(2.31)	(2.95)
Year Ended 12/31/2013	$41.08	0.34	8.67	9.01	(1.17)	(1.93)	(3.10)
Class C
Six Months Ended 6/30/2018 (Unaudited)	$44.57	0.06	(0.18) (b)	(0.12)	(0.24)	(1.38)	(1.62)
Year Ended 12/31/2017	$36.18	(0.06)	11.20	11.14	(0.26)	(2.49)	(2.75)
Year Ended 12/31/2016	$37.65	0.05	(1.26)	(1.21)	—	(0.26)	(0.26)
Year Ended 12/31/2015	$40.20	0.07	(0.97)	(0.90)	(0.08)	(1.57)	(1.65)
Year Ended 12/31/2014	$45.04	0.07	(2.40)	(2.33)	(0.20)	(2.31)	(2.51)
Year Ended 12/31/2013	$39.50	0.10	8.08	8.18	(0.71)	(1.93)	(2.64)
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	$46.57	0.30	(0.20) (b)	0.10	(0.24)	(1.38)	(1.62)
Year Ended 12/31/2017	$37.74	0.37	11.73	12.10	(0.78)	(2.49)	(3.27)
Year Ended 12/31/2016	$39.12	0.44	(1.32)	(0.88)	(0.24)	(0.26)	(0.50)
Year Ended 12/31/2015	$41.73	0.51	(1.03)	(0.52)	(0.52)	(1.57)	(2.09)
Year Ended 12/31/2014	$46.68	0.56	(2.51)	(1.95)	(0.69)	(2.31)	(3.00)
Year Ended 12/31/2013	$40.84	0.58	8.38	8.96	(1.19)	(1.93)	(3.12)
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	$46.54	0.30	(0.18) (b)	0.12	(0.24)	(1.38)	(1.62)
Year Ended 12/31/2017	$37.72	0.38	11.72	12.10	(0.79)	(2.49)	(3.28)
Year Ended 12/31/2016	$39.10	0.44	(1.30)	(0.86)	(0.26)	(0.26)	(0.52)
Year Ended 12/31/2015	$41.71	0.54	(1.05)	(0.51)	(0.53)	(1.57)	(2.10)
Year Ended 12/31/2014	$46.66	0.57	(2.51)	(1.94)	(0.70)	(2.31)	(3.01)
Year Ended 12/31/2013	$40.81	0.63	8.34	8.97	(1.19)	(1.93)	(3.12)
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	$46.95	0.34	(0.21) (b)	0.13	(0.24)	(1.38)	(1.62)
Year Ended 12/31/2017	$38.02	0.40	11.83	12.23	(0.81)	(2.49)	(3.30)
Year Ended 12/31/2016	$39.41	0.47	(1.32)	(0.85)	(0.28)	(0.26)	(0.54)
Year Ended 12/31/2015	$42.02	0.53	(1.01)	(0.48)	(0.56)	(1.57)	(2.13)
Year Ended 12/31/2014	$46.99	0.58	(2.52)	(1.94)	(0.72)	(2.31)	(3.03)
Year Ended 12/31/2013	$41.08	0.57	8.48	9.05	(1.21)	(1.93)	(3.14)
The accompanying Notes to Financial Statements are an integral part of this statement.
98	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2018 (Unaudited)	$44.93	(0.06%) (c)	1.25% (d)	1.24% (d),(e)	1.00% (d)	14%	$415,541
Year Ended 12/31/2017	$46.51	31.91% (c)	1.23%	1.20% (e)	0.56%	37%	$465,830
Year Ended 12/31/2016	$37.71	(2.51%) (c)	1.27%	1.23%	0.90%	46%	$576,235
Year Ended 12/31/2015	$39.08	(1.59%) (c)	1.28%	1.24%	0.93%	50%	$812,479
Year Ended 12/31/2014	$41.68	(4.58%) (c)	1.26%	1.22%	0.91%	28%	$946,553
Year Ended 12/31/2013	$46.63	22.00% (c)	1.27%	1.23%	1.02%	45%	$1,089,263
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	$45.43	0.07% (c)	1.00% (d)	0.99% (d),(e)	1.26% (d)	14%	$77,844
Year Ended 12/31/2017	$46.95	32.21%	0.98%	0.98% (e)	0.81%	37%	$99,578
Year Ended 12/31/2016	$38.03	(2.32%)	1.05%	1.05%	1.22%	46%	$101,988
Year Ended 12/31/2015	$39.41	(1.41%)	1.06%	1.06%	1.10%	50%	$486,763
Year Ended 12/31/2014	$42.02	(4.39%)	1.04%	1.04%	1.07%	28%	$424,425
Year Ended 12/31/2013	$46.99	22.32%	1.03%	1.03%	0.73%	45%	$355,616
Class C
Six Months Ended 6/30/2018 (Unaudited)	$42.83	(0.42%) (c)	2.00% (d)	1.99% (d),(e)	0.26% (d)	14%	$55,771
Year Ended 12/31/2017	$44.57	30.93% (c)	1.98%	1.97% (e)	(0.15%)	37%	$63,787
Year Ended 12/31/2016	$36.18	(3.26%) (c)	2.01%	1.99%	0.13%	46%	$64,548
Year Ended 12/31/2015	$37.65	(2.33%) (c)	2.01%	1.99%	0.18%	50%	$88,606
Year Ended 12/31/2014	$40.20	(5.27%) (c)	1.99%	1.97%	0.16%	28%	$103,691
Year Ended 12/31/2013	$45.04	21.07% (c)	2.01%	1.99%	0.23%	45%	$110,875
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	$45.05	0.07% (c)	1.00% (d)	0.99% (d),(e)	1.24% (d)	14%	$2,687,590
Year Ended 12/31/2017	$46.57	32.24%	0.98%	0.98% (e)	0.85%	37%	$3,116,383
Year Ended 12/31/2016	$37.74	(2.28%)	0.98%	0.98%	1.13%	46%	$3,356,348
Year Ended 12/31/2015	$39.12	(1.33%)	0.97%	0.97%	1.21%	50%	$4,645,797
Year Ended 12/31/2014	$41.73	(4.28%)	0.93%	0.93%	1.20%	28%	$5,585,035
Year Ended 12/31/2013	$46.68	22.33%	0.93%	0.93%	1.30%	45%	$6,293,552
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	$45.04	0.11% (c)	0.93% (d)	0.93% (d)	1.25% (d)	14%	$325,738
Year Ended 12/31/2017	$46.54	32.27%	0.93%	0.93%	0.87%	37%	$422,916
Year Ended 12/31/2016	$37.72	(2.23%)	0.93%	0.93%	1.15%	46%	$286,786
Year Ended 12/31/2015	$39.10	(1.29%)	0.92%	0.92%	1.26%	50%	$320,252
Year Ended 12/31/2014	$41.71	(4.25%)	0.90%	0.90%	1.23%	28%	$397,882
Year Ended 12/31/2013	$46.66	22.38%	0.91%	0.91%	1.40%	45%	$274,415
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	$45.46	0.13% (c)	0.88% (d)	0.87% (d)	1.43% (d)	14%	$389,854
Year Ended 12/31/2017	$46.95	32.36%	0.88%	0.88%	0.89%	37%	$725,247
Year Ended 12/31/2016	$38.02	(2.19%)	0.88%	0.88%	1.20%	46%	$239,733
Year Ended 12/31/2015	$39.41	(1.23%)	0.88%	0.88%	1.26%	50%	$318,326
Year Ended 12/31/2014	$42.02	(4.21%)	0.85%	0.85%	1.25%	28%	$225,012
Year Ended 12/31/2013	$46.99	22.44%	0.86%	0.86%	1.26%	45%	$155,140
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	99

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 6/30/2018 (Unaudited)	$46.51	0.18	(0.19) (b)	(0.01)	(0.24)	(1.38)	(1.62)
Year Ended 12/31/2017	$37.71	0.21	11.63	11.84	(0.55)	(2.49)	(3.04)
Year Ended 12/31/2016	$39.07	0.21	(1.30)	(1.09)	(0.01)	(0.26)	(0.27)
Year Ended 12/31/2015	$41.67	0.23	(1.02)	(0.79)	(0.24)	(1.57)	(1.81)
Year Ended 12/31/2014	$46.60	0.24	(2.50)	(2.26)	(0.36)	(2.31)	(2.67)
Year Ended 12/31/2013	$40.79	0.26	8.36	8.62	(0.88)	(1.93)	(2.81)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(c)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
100	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 6/30/2018 (Unaudited)	$44.88	(0.17%) (c)	1.50% (d)	1.49% (d),(e)	0.77% (d)	14%	$12,845
Year Ended 12/31/2017	$46.51	31.58%	1.49%	1.48% (e)	0.46%	37%	$13,218
Year Ended 12/31/2016	$37.71	(2.82%)	1.55%	1.55%	0.55%	46%	$4,637
Year Ended 12/31/2015	$39.07	(1.98%)	1.62%	1.62%	0.54%	50%	$4,945
Year Ended 12/31/2014	$41.67	(4.95%)	1.63%	1.63%	0.52%	28%	$5,560
Year Ended 12/31/2013	$46.60	21.50%	1.63%	1.63%	0.58%	45%	$5,822
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	101

Financial Highlights
Columbia Acorn USA®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2018 (Unaudited)	$12.48	(0.03)	1.94	1.91	(0.47)	(0.47)
Year Ended 12/31/2017	$14.95	(0.09)	2.84	2.75	(5.22)	(5.22)
Year Ended 12/31/2016	$20.25	(0.11)	2.43	2.32	(7.62)	(7.62)
Year Ended 12/31/2015	$29.13	(0.18)	(0.18) (e)	(0.36)	(8.52)	(8.52)
Year Ended 12/31/2014	$34.15	(0.20)	1.22	1.02	(6.04)	(6.04)
Year Ended 12/31/2013	$28.21	(0.15)	9.09	8.94	(3.00)	(3.00)
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	$16.08	(0.02)	2.51	2.49	(0.51)	(0.51)
Year Ended 12/31/2017	$17.93	(0.06)	3.43	3.37	(5.22)	(5.22)
Year Ended 12/31/2016	$22.85	(0.07)	2.77	2.70	(7.62)	(7.62)
Year Ended 12/31/2015	$31.70	(0.13)	(0.20) (e)	(0.33)	(8.52)	(8.52)
Year Ended 12/31/2014	$36.55	(0.11)	1.30	1.19	(6.04)	(6.04)
Year Ended 12/31/2013	$29.92	0.00 (f)	9.63	9.63	(3.00)	(3.00)
Class C
Six Months Ended 6/30/2018 (Unaudited)	$6.56	(0.04)	1.02	0.98	(0.40)	(0.40)
Year Ended 12/31/2017	$10.05	(0.13)	1.86	1.73	(5.22)	(5.22)
Year Ended 12/31/2016	$16.00	(0.18)	1.85	1.67	(7.62)	(7.62)
Year Ended 12/31/2015	$24.98	(0.33)	(0.13) (e)	(0.46)	(8.52)	(8.52)
Year Ended 12/31/2014	$30.33	(0.37)	1.06	0.69	(6.04)	(6.04)
Year Ended 12/31/2013	$25.49	(0.33)	8.17	7.84	(3.00)	(3.00)
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	$15.21	(0.02)	2.37	2.35	(0.52)	(0.52)
Year Ended 12/31/2017	$17.20	(0.05)	3.28	3.23	(5.22)	(5.22)
Year Ended 12/31/2016	$22.19	(0.07)	2.70	2.63	(7.62)	(7.62)
Year Ended 12/31/2015	$31.03	(0.12)	(0.20) (e)	(0.32)	(8.52)	(8.52)
Year Ended 12/31/2014	$35.90	(0.12)	1.29	1.17	(6.04)	(6.04)
Year Ended 12/31/2013	$29.45	(0.07)	9.52	9.45	(3.00)	(3.00)
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	$16.21	(0.01)	2.52	2.51	(0.53)	(0.53)
Year Ended 12/31/2017	$18.02	(0.03)	3.44	3.41	(5.22)	(5.22)
Year Ended 12/31/2016	$22.90	(0.06)	2.80	2.74	(7.62)	(7.62)
Year Ended 12/31/2015	$31.71	(0.10)	(0.19) (e)	(0.29)	(8.52)	(8.52)
Year Ended 12/31/2014	$36.53	(0.06)	1.28	1.22	(6.04)	(6.04)
Year Ended 12/31/2013	$29.90	0.02	9.61	9.63	(3.00)	(3.00)
The accompanying Notes to Financial Statements are an integral part of this statement.
102	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Acorn USA®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2018 (Unaudited)	$13.92	15.24% (b)	1.44% (c)	1.43% (c),(d)	(0.45%) (c)	35%	$50,823
Year Ended 12/31/2017	$12.48	19.14% (b)	1.44%	1.43% (d)	(0.55%)	84%	$47,960
Year Ended 12/31/2016	$14.95	12.70%	1.41%	1.41%	(0.58%)	98%	$80,721
Year Ended 12/31/2015	$20.25	(1.60%)	1.34%	1.34%	(0.63%)	35%	$95,048
Year Ended 12/31/2014	$29.13	3.35%	1.33%	1.33%	(0.60%)	12%	$148,089
Year Ended 12/31/2013	$34.15	32.34%	1.32%	1.32%	(0.46%)	17%	$201,559
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	$18.06	15.43% (b)	1.19% (c)	1.18% (c),(d)	(0.20%) (c)	35%	$19,073
Year Ended 12/31/2017	$16.08	19.42% (b)	1.21%	1.20% (d)	(0.31%)	84%	$16,355
Year Ended 12/31/2016	$17.93	12.93%	1.18%	1.18%	(0.35%)	98%	$6,172
Year Ended 12/31/2015	$22.85	(1.36%)	1.12%	1.12%	(0.40%)	35%	$8,224
Year Ended 12/31/2014	$31.70	3.60%	1.07%	1.07%	(0.32%)	12%	$7,952
Year Ended 12/31/2013	$36.55	32.80%	1.00%	1.00%	0.01%	17%	$6,441
Class C
Six Months Ended 6/30/2018 (Unaudited)	$7.14	14.78% (b)	2.19% (c)	2.18% (c),(d)	(1.21%) (c)	35%	$10,026
Year Ended 12/31/2017	$6.56	18.30% (b)	2.19%	2.19% (d)	(1.31%)	84%	$9,802
Year Ended 12/31/2016	$10.05	11.92%	2.13%	2.13%	(1.31%)	98%	$12,088
Year Ended 12/31/2015	$16.00	(2.28%)	2.02%	2.02%	(1.32%)	35%	$17,255
Year Ended 12/31/2014	$24.98	2.67%	2.00%	2.00%	(1.26%)	12%	$36,476
Year Ended 12/31/2013	$30.33	31.47%	2.00%	2.00%	(1.14%)	17%	$40,395
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	$17.04	15.37% (b)	1.19% (c)	1.18% (c),(d)	(0.20%) (c)	35%	$205,984
Year Ended 12/31/2017	$15.21	19.44% (b)	1.16%	1.16% (d)	(0.27%)	84%	$189,408
Year Ended 12/31/2016	$17.20	13.00%	1.16%	1.16%	(0.34%)	98%	$492,739
Year Ended 12/31/2015	$22.19	(1.36%)	1.10%	1.10%	(0.40%)	35%	$768,658
Year Ended 12/31/2014	$31.03	3.61%	1.08%	1.08%	(0.34%)	12%	$1,132,223
Year Ended 12/31/2013	$35.90	32.72%	1.06%	1.06%	(0.20%)	17%	$1,496,775
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	$18.19	15.44% (b)	1.11% (c)	1.10% (c)	(0.14%) (c)	35%	$3,701
Year Ended 12/31/2017	$16.21	19.56% (b)	1.08%	1.08%	(0.17%)	84%	$10,133
Year Ended 12/31/2016	$18.02	13.09%	1.07%	1.07%	(0.27%)	98%	$13,764
Year Ended 12/31/2015	$22.90	(1.23%)	1.01%	1.01%	(0.30%)	35%	$27,112
Year Ended 12/31/2014	$31.71	3.68%	0.99%	0.99%	(0.17%)	12%	$36,689
Year Ended 12/31/2013	$36.53	32.83%	0.97%	0.97%	0.06%	17%	$6,068
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	103

Financial Highlights  (continued)
Columbia Acorn USA®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	$16.36	(0.01)	2.55	2.54	(0.54)	(0.54)
Year Ended 12/31/2017	$18.14	(0.03)	3.47	3.44	(5.22)	(5.22)
Year Ended 12/31/2016	$22.99	(0.04)	2.81	2.77	(7.62)	(7.62)
Year Ended 12/31/2015	$31.80	(0.08)	(0.21) (e)	(0.29)	(8.52)	(8.52)
Year Ended 12/31/2014	$36.59	(0.07)	1.32	1.25	(6.04)	(6.04)
Year Ended 12/31/2013	$29.93	0.02	9.64	9.66	(3.00)	(3.00)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
104	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Acorn USA®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	$18.36	15.45% (b)	1.06% (c)	1.05% (c)	(0.06%) (c)	35%	$57,753
Year Ended 12/31/2017	$16.36	19.60% (b)	1.05%	1.05%	(0.17%)	84%	$49,019
Year Ended 12/31/2016	$18.14	13.18%	1.01%	1.01%	(0.18%)	98%	$38,136
Year Ended 12/31/2015	$22.99	(1.23%)	0.97%	0.97%	(0.25%)	35%	$41,658
Year Ended 12/31/2014	$31.80	3.76%	0.93%	0.93%	(0.19%)	12%	$35,551
Year Ended 12/31/2013	$36.59	32.89%	0.93%	0.93%	0.07%	17%	$48,479
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	105

Financial Highlights
Columbia Acorn International SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A
Six Months Ended 6/30/2018 (Unaudited)	$28.89	0.12	0.40	0.52	—	—	—	—
Year Ended 12/31/2017	$21.36	0.02	7.52	7.54	(0.01)	—	—	(0.01)
Year Ended 12/31/2016	$21.33	0.10	0.09 (e)	0.19	(0.14)	—	(0.02)	(0.16)
Year Ended 12/31/2015	$22.04	0.17	(0.45)	(0.28)	(0.42)	—	(0.01)	(0.43)
Year Ended 12/31/2014	$26.91	0.29	(2.17)	(1.88)	(0.10)	(2.89)	—	(2.99)
Year Ended 12/31/2013	$25.61	0.29	3.29	3.58	(0.37)	(1.91)	—	(2.28)
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	$29.46	0.13	0.43	0.56	—	—	—	—
Year Ended 12/31/2017	$21.77	0.08	7.68	7.76	(0.07)	—	—	(0.07)
Year Ended 12/31/2016	$21.74	0.17	0.08 (e)	0.25	(0.20)	—	(0.02)	(0.22)
Year Ended 12/31/2015	$22.45	0.22	(0.44)	(0.22)	(0.48)	—	(0.01)	(0.49)
Year Ended 12/31/2014	$27.36	0.37	(2.22)	(1.85)	(0.17)	(2.89)	—	(3.06)
Year Ended 12/31/2013	$25.99	0.29	3.42	3.71	(0.43)	(1.91)	—	(2.34)
Class C
Six Months Ended 6/30/2018 (Unaudited)	$26.85	0.01	0.36	0.37	—	—	—	—
Year Ended 12/31/2017	$19.99	(0.15)	7.01	6.86	—	—	—	—
Year Ended 12/31/2016	$19.96	(0.06)	0.09 (e)	0.03	—	—	—	—
Year Ended 12/31/2015	$20.54	(0.01)	(0.41)	(0.42)	(0.15)	—	(0.01)	(0.16)
Year Ended 12/31/2014	$25.39	0.07	(2.03)	(1.96)	—	(2.89)	—	(2.89)
Year Ended 12/31/2013	$24.28	0.08	3.10	3.18	(0.16)	(1.91)	—	(2.07)
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	$29.25	0.14	0.41	0.55	—	—	—	—
Year Ended 12/31/2017	$21.61	0.09	7.62	7.71	(0.07)	—	—	(0.07)
Year Ended 12/31/2016	$21.58	0.16	0.09 (e)	0.25	(0.20)	—	(0.02)	(0.22)
Year Ended 12/31/2015	$22.30	0.24	(0.46)	(0.22)	(0.49)	—	(0.01)	(0.50)
Year Ended 12/31/2014	$27.20	0.38	(2.21)	(1.83)	(0.18)	(2.89)	—	(3.07)
Year Ended 12/31/2013	$25.86	0.37	3.33	3.70	(0.45)	(1.91)	—	(2.36)
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	$29.44	0.16	0.42	0.58	—	—	—	—
Year Ended 12/31/2017	$21.76	0.11	7.66	7.77	(0.09)	—	—	(0.09)
Year Ended 12/31/2016	$21.72	0.16	0.11 (e)	0.27	(0.21)	—	(0.02)	(0.23)
Year Ended 12/31/2015	$22.43	0.22	(0.42)	(0.20)	(0.50)	—	(0.01)	(0.51)
Year Ended 12/31/2014	$27.34	0.36	(2.19)	(1.83)	(0.19)	(2.89)	—	(3.08)
Year Ended 12/31/2013	$25.98	0.38	3.35	3.73	(0.46)	(1.91)	—	(2.37)
The accompanying Notes to Financial Statements are an integral part of this statement.
106	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2018 (Unaudited)	—	$29.41	1.80% (b)	1.53% (c)	1.40% (c),(d)	0.79% (c)	23%	$27,687
Year Ended 12/31/2017	—	$28.89	35.30% (b)	1.54%	1.40% (d)	0.07%	49%	$26,336
Year Ended 12/31/2016	—	$21.36	0.90% (b)	1.55% (f)	1.48% (f)	0.49%	49%	$20,165
Year Ended 12/31/2015	0.00 (g)	$21.33	(1.30%) (h)	1.55%	1.55%	0.74%	59%	$33,772
Year Ended 12/31/2014	—	$22.04	(7.06%)	1.47%	1.47%	1.05%	58%	$53,419
Year Ended 12/31/2013	—	$26.91	14.42%	1.47%	1.47%	1.08%	72%	$73,911
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	—	$30.02	1.90% (b)	1.27% (c)	1.15% (c),(d)	0.89% (c)	23%	$1,004
Year Ended 12/31/2017	—	$29.46	35.67% (b)	1.29%	1.15% (d)	0.30%	49%	$1,820
Year Ended 12/31/2016	—	$21.77	1.15% (b)	1.29% (f)	1.21% (f)	0.77%	49%	$1,106
Year Ended 12/31/2015	0.00 (g)	$21.74	(1.00%) (h)	1.27%	1.27%	0.97%	59%	$898
Year Ended 12/31/2014	—	$22.45	(6.83%)	1.21%	1.21%	1.33%	58%	$974
Year Ended 12/31/2013	—	$27.36	14.72%	1.24%	1.24%	1.06%	72%	$417
Class C
Six Months Ended 6/30/2018 (Unaudited)	—	$27.22	1.38% (b)	2.28% (c)	2.15% (c),(d)	0.05% (c)	23%	$5,031
Year Ended 12/31/2017	—	$26.85	34.32% (b)	2.29%	2.15% (d)	(0.64%)	49%	$5,027
Year Ended 12/31/2016	—	$19.99	0.15% (b)	2.31% (f)	2.23% (f)	(0.29%)	49%	$4,346
Year Ended 12/31/2015	0.00 (g)	$19.96	(2.05%) (h)	2.32%	2.32%	(0.06%)	59%	$5,390
Year Ended 12/31/2014	—	$20.54	(7.80%)	2.23%	2.23%	0.29%	58%	$8,057
Year Ended 12/31/2013	—	$25.39	13.52%	2.26%	2.26%	0.32%	72%	$10,311
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	—	$29.80	1.88% (b)	1.27% (c)	1.15% (c),(d)	0.97% (c)	23%	$75,280
Year Ended 12/31/2017	—	$29.25	35.70% (b)	1.29%	1.15% (d)	0.36%	49%	$89,266
Year Ended 12/31/2016	—	$21.61	1.18% (b)	1.26% (f)	1.19% (f)	0.74%	49%	$73,631
Year Ended 12/31/2015	0.00 (g)	$21.58	(1.03%) (h)	1.24%	1.24%	1.05%	59%	$96,311
Year Ended 12/31/2014	—	$22.30	(6.79%)	1.17%	1.17%	1.36%	58%	$175,764
Year Ended 12/31/2013	—	$27.20	14.75%	1.19%	1.19%	1.37%	72%	$256,100
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	—	$30.02	1.97% (b)	1.20% (c)	1.07% (c)	1.10% (c)	23%	$1,076
Year Ended 12/31/2017	—	$29.44	35.72% (b)	1.22%	1.08%	0.41%	49%	$614
Year Ended 12/31/2016	—	$21.76	1.25% (b)	1.23% (f)	1.19% (f)	0.76%	49%	$440
Year Ended 12/31/2015	0.00 (g)	$21.72	(0.94%) (h)	1.21%	1.21%	0.96%	59%	$2,268
Year Ended 12/31/2014	—	$22.43	(6.77%)	1.15%	1.15%	1.30%	58%	$2,593
Year Ended 12/31/2013	—	$27.34	14.80% (b)	1.15%	1.15%	1.40%	72%	$956
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	107

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	$29.42	0.18	0.40	0.58	—	—	—	—
Year Ended 12/31/2017	$21.74	(0.07)	7.86	7.79	(0.11)	—	—	(0.11)
Year Ended 12/31/2016	$21.71	0.16	0.12 (e)	0.28	(0.23)	—	(0.02)	(0.25)
Year Ended 12/31/2015	$22.42	0.28	(0.47)	(0.19)	(0.51)	—	(0.01)	(0.52)
Year Ended 12/31/2014	$27.33	0.40	(2.21)	(1.81)	(0.21)	(2.89)	—	(3.10)
Year Ended 12/31/2013	$25.98	0.11	3.62	3.73	(0.47)	(1.91)	—	(2.38)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
12/31/2016	0.06%	0.06%	0.06%	0.06%	0.04%	0.09%

(g)	Rounds to zero.
(h)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
The accompanying Notes to Financial Statements are an integral part of this statement.
108	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	—	$30.00	1.97% (b)	1.13% (c)	1.02% (c)	1.19% (c)	23%	$8,737
Year Ended 12/31/2017	—	$29.42	35.81% (b)	1.17%	1.03%	(0.24%)	49%	$7,732
Year Ended 12/31/2016	—	$21.74	1.29% (b)	1.12% (f)	1.04% (f)	0.74%	49%	$322
Year Ended 12/31/2015	0.00 (g)	$21.71	(0.89%) (h)	1.14%	1.14%	1.21%	59%	$660
Year Ended 12/31/2014	—	$22.42	(6.71%)	1.09%	1.09%	1.43%	58%	$11,755
Year Ended 12/31/2013	—	$27.33	14.82%	1.09%	1.09%	0.40%	72%	$13,318
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	109

Financial Highlights
Columbia Acorn SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2018 (Unaudited)	$14.62	0.01	0.94	0.95	—	(1.21)	(1.21)
Year Ended 12/31/2017	$13.13	(0.03)	3.31	3.28	—	(1.79)	(1.79)
Year Ended 12/31/2016	$13.94	(0.04)	1.56	1.52	—	(2.33)	(2.33)
Year Ended 12/31/2015	$21.03	(0.09)	0.14	0.05	—	(7.14)	(7.14)
Year Ended 12/31/2014	$25.57	(0.14)	0.64	0.50	—	(5.04)	(5.04)
Year Ended 12/31/2013	$24.72	(0.15)	7.92	7.77	(0.07)	(6.85)	(6.92)
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	$17.19	0.03	1.09	1.12	—	(1.24)	(1.24)
Year Ended 12/31/2017	$15.13	0.01	3.84	3.85	—	(1.79)	(1.79)
Year Ended 12/31/2016	$15.69	(0.00) (f)	1.77	1.77	—	(2.33)	(2.33)
Year Ended 12/31/2015	$22.75	(0.04)	0.12	0.08	—	(7.14)	(7.14)
Year Ended 12/31/2014	$27.20	(0.10)	0.69	0.59	—	(5.04)	(5.04)
Year Ended 12/31/2013	$25.92	(0.06)	8.32	8.26	(0.13)	(6.85)	(6.98)
Class C
Six Months Ended 6/30/2018 (Unaudited)	$9.59	(0.03)	0.63	0.60	—	(1.10)	(1.10)
Year Ended 12/31/2017	$9.22	(0.09)	2.25	2.16	—	(1.79)	(1.79)
Year Ended 12/31/2016	$10.51	(0.10)	1.14	1.04	—	(2.33)	(2.33)
Year Ended 12/31/2015	$17.69	(0.19)	0.15	(0.04)	—	(7.14)	(7.14)
Year Ended 12/31/2014	$22.46	(0.28)	0.55	0.27	—	(5.04)	(5.04)
Year Ended 12/31/2013	$22.48	(0.32)	7.15	6.83	—	(6.85)	(6.85)
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	$16.54	0.03	1.06	1.09	—	(1.24)	(1.24)
Year Ended 12/31/2017	$14.63	0.01	3.69	3.70	—	(1.79)	(1.79)
Year Ended 12/31/2016	$15.24	(0.00) (f)	1.72	1.72	—	(2.33)	(2.33)
Year Ended 12/31/2015	$22.28	(0.03)	0.13	0.10	—	(7.14)	(7.14)
Year Ended 12/31/2014	$26.72	(0.08)	0.68	0.60	—	(5.04)	(5.04)
Year Ended 12/31/2013	$25.57	(0.07)	8.21	8.14	(0.14)	(6.85)	(6.99)
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	$17.28	0.04	1.10	1.14	—	(1.25)	(1.25)
Year Ended 12/31/2017	$15.20	0.02	3.85	3.87	—	(1.79)	(1.79)
Year Ended 12/31/2016	$15.74	0.01	1.78	1.79	—	(2.33)	(2.33)
Year Ended 12/31/2015	$22.78	(0.08)	0.18	0.10	—	(7.14)	(7.14)
Year Ended 12/31/2014	$27.20	(0.07)	0.69	0.62	—	(5.04)	(5.04)
Year Ended 12/31/2013	$25.93	(0.04)	8.31	8.27	(0.15)	(6.85)	(7.00)
The accompanying Notes to Financial Statements are an integral part of this statement.
110	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Acorn SelectSM
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2018 (Unaudited)	$14.36	6.16% (b)	1.38% (c)	1.15% (c),(d)	0.10% (c)	32%	$105,639
Year Ended 12/31/2017	$14.62	26.42% (b)	1.37%	1.16% (d)	(0.20%)	41%	$106,330
Year Ended 12/31/2016	$13.13	11.54% (b)	1.37%	1.17%	(0.27%)	75%	$119,364
Year Ended 12/31/2015	$13.94	(0.73%) (b)	1.35% (e)	1.22% (e)	(0.42%)	55%	$146,864
Year Ended 12/31/2014	$21.03	2.17%	1.32%	1.32%	(0.58%)	17%	$264,234
Year Ended 12/31/2013	$25.57	33.77%	1.31% (e)	1.31% (e)	(0.54%)	20%	$333,193
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	$17.07	6.25% (b)	1.13% (c)	0.90% (c),(d)	0.34% (c)	32%	$5,626
Year Ended 12/31/2017	$17.19	26.71% (b)	1.14%	0.91% (d)	0.05%	41%	$5,590
Year Ended 12/31/2016	$15.13	11.86% (b)	1.13%	0.93%	(0.02%)	75%	$853
Year Ended 12/31/2015	$15.69	(0.53%) (b)	1.12% (e)	0.99% (e)	(0.18%)	55%	$932
Year Ended 12/31/2014	$22.75	2.39%	1.12%	1.12%	(0.37%)	17%	$1,193
Year Ended 12/31/2013	$27.20	34.16%	1.02% (e)	1.02% (e)	(0.20%)	20%	$1,383
Class C
Six Months Ended 6/30/2018 (Unaudited)	$9.09	5.81% (b)	2.13% (c)	1.90% (c),(d)	(0.66%) (c)	32%	$20,077
Year Ended 12/31/2017	$9.59	25.40% (b)	2.12%	1.91% (d)	(0.95%)	41%	$22,559
Year Ended 12/31/2016	$9.22	10.67% (b)	2.11%	1.91%	(1.01%)	75%	$27,524
Year Ended 12/31/2015	$10.51	(1.41%) (b)	2.08% (e)	1.95% (e)	(1.15%)	55%	$34,589
Year Ended 12/31/2014	$17.69	1.42%	2.04%	2.04%	(1.30%)	17%	$48,591
Year Ended 12/31/2013	$22.46	32.85%	2.04% (e)	2.04% (e)	(1.28%)	20%	$61,537
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	$16.39	6.32% (b)	1.13% (c)	0.90% (c),(d)	0.35% (c)	32%	$155,931
Year Ended 12/31/2017	$16.54	26.59% (b)	1.13%	0.91% (d)	0.04%	41%	$157,664
Year Ended 12/31/2016	$14.63	11.88% (b)	1.10%	0.90%	(0.02%)	75%	$144,313
Year Ended 12/31/2015	$15.24	(0.44%) (b)	1.07% (e)	0.95% (e)	(0.15%)	55%	$183,642
Year Ended 12/31/2014	$22.28	2.47%	1.04%	1.04%	(0.30%)	17%	$318,487
Year Ended 12/31/2013	$26.72	34.16%	1.02% (e)	1.02% (e)	(0.26%)	20%	$431,990
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	$17.17	6.33% (b)	1.05% (c)	0.84% (c)	0.43% (c)	32%	$2,080
Year Ended 12/31/2017	$17.28	26.72% (b)	1.06%	0.85%	0.11%	41%	$1,735
Year Ended 12/31/2016	$15.20	11.96% (b)	1.05%	0.85%	0.07%	75%	$1,036
Year Ended 12/31/2015	$15.74	(0.44%) (b)	1.02% (e)	0.95% (e)	(0.33%)	55%	$911
Year Ended 12/31/2014	$22.78	2.50%	1.00%	1.00%	(0.26%)	17%	$10,697
Year Ended 12/31/2013	$27.20	34.21%	0.97% (e)	0.97% (e)	(0.13%)	20%	$11,996
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	111

Financial Highlights  (continued)
Columbia Acorn SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	$17.43	0.04	1.12	1.16	—	(1.26)	(1.26)
Year Ended 12/31/2017	$15.31	0.02	3.89	3.91	—	(1.79)	(1.79)
Year Ended 12/31/2016	$15.83	0.02	1.79	1.81	—	(2.33)	(2.33)
Year Ended 12/31/2015	$22.86	0.00 (f)	0.11	0.11	—	(7.14)	(7.14)
Year Ended 12/31/2014	$27.27	(0.06)	0.69	0.63	—	(5.04)	(5.04)
Year Ended 12/31/2013	$25.98	(0.03)	8.34	8.31	(0.17)	(6.85)	(7.02)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
112	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Acorn SelectSM
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	$17.33	6.37% (b)	0.99% (c)	0.79% (c)	0.41% (c)	32%	$17,545
Year Ended 12/31/2017	$17.43	26.79% (b)	1.00%	0.80%	0.15%	41%	$15,001
Year Ended 12/31/2016	$15.31	12.02% (b)	1.00%	0.80%	0.10%	75%	$4,389
Year Ended 12/31/2015	$15.83	(0.39%) (b)	0.98% (e)	0.85% (e)	0.02%	55%	$5,056
Year Ended 12/31/2014	$22.86	2.53%	0.95%	0.95%	(0.22%)	17%	$3,644
Year Ended 12/31/2013	$27.27	34.30%	0.93% (e)	0.93% (e)	(0.09%)	20%	$4,847
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	113

Financial Highlights
Columbia Thermostat FundSM
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2018 (Unaudited)	$14.63	0.11	(0.04)	0.07	(0.01)	(0.19)	(0.20)
Year Ended 12/31/2017	$14.60	0.25	0.50	0.75	(0.50)	(0.22)	(0.72)
Year Ended 12/31/2016	$14.31	0.20	0.44	0.64	(0.08)	(0.27)	(0.35)
Year Ended 12/31/2015	$14.86	0.27	(0.26)	0.01	(0.28)	(0.28)	(0.56)
Year Ended 12/31/2014	$14.58	0.28	0.49	0.77	(0.28)	(0.21)	(0.49)
Year Ended 12/31/2013	$14.29	0.29	1.00	1.29	(0.25)	(0.75)	(1.00)
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	$14.50	0.13	(0.05)	0.08	(0.01)	(0.19)	(0.20)
Year Ended 12/31/2017	$14.47	0.29	0.50	0.79	(0.54)	(0.22)	(0.76)
Year Ended 12/31/2016	$14.19	0.24	0.42	0.66	(0.11)	(0.27)	(0.38)
Year Ended 12/31/2015	$14.74	0.30	(0.25)	0.05	(0.32)	(0.28)	(0.60)
Year Ended 12/31/2014	$14.46	0.32	0.49	0.81	(0.32)	(0.21)	(0.53)
Year Ended 12/31/2013	$14.19	0.36	0.95	1.31	(0.29)	(0.75)	(1.04)
Class C
Six Months Ended 6/30/2018 (Unaudited)	$14.74	0.06	(0.06)	0.00 (e)	(0.01)	(0.19)	(0.20)
Year Ended 12/31/2017	$14.62	0.14	0.51	0.65	(0.31)	(0.22)	(0.53)
Year Ended 12/31/2016	$14.41	0.09	0.44	0.53	(0.05)	(0.27)	(0.32)
Year Ended 12/31/2015	$14.96	0.16	(0.26)	(0.10)	(0.17)	(0.28)	(0.45)
Year Ended 12/31/2014	$14.68	0.17	0.49	0.66	(0.17)	(0.21)	(0.38)
Year Ended 12/31/2013	$14.39	0.18	1.00	1.18	(0.14)	(0.75)	(0.89)
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	$14.43	0.13	(0.05)	0.08	(0.01)	(0.19)	(0.20)
Year Ended 12/31/2017	$14.40	0.29	0.50	0.79	(0.54)	(0.22)	(0.76)
Year Ended 12/31/2016	$14.12	0.23	0.43	0.66	(0.11)	(0.27)	(0.38)
Year Ended 12/31/2015	$14.67	0.31	(0.26)	0.05	(0.32)	(0.28)	(0.60)
Year Ended 12/31/2014	$14.40	0.32	0.48	0.80	(0.32)	(0.21)	(0.53)
Year Ended 12/31/2013	$14.13	0.32	0.99	1.31	(0.29)	(0.75)	(1.04)
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	$14.52	0.13	(0.05)	0.08	(0.01)	(0.19)	(0.20)
Year Ended 12/31/2017	$14.49	0.29	0.50	0.79	(0.54)	(0.22)	(0.76)
Year Ended 12/31/2016	$14.20	0.24	0.43	0.67	(0.11)	(0.27)	(0.38)
Year Ended 12/31/2015	$14.75	0.31	(0.26)	0.05	(0.32)	(0.28)	(0.60)
Year Ended 12/31/2014	$14.47	0.31	0.50	0.81	(0.32)	(0.21)	(0.53)
Year Ended 12/31/2013	$14.19	0.37	0.96	1.33	(0.30)	(0.75)	(1.05)
The accompanying Notes to Financial Statements are an integral part of this statement.
114	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2018 (Unaudited)	$14.50	0.50%	0.56% (c)	0.50% (c),(d)	1.50% (c)	77%	$224,219
Year Ended 12/31/2017	$14.63	5.19%	0.54%	0.50% (d)	1.70%	33%	$257,752
Year Ended 12/31/2016	$14.60	4.47%	0.54%	0.50%	1.39%	95%	$398,781
Year Ended 12/31/2015	$14.31	0.07%	0.52%	0.50%	1.82%	69%	$387,967
Year Ended 12/31/2014	$14.86	5.30%	0.51%	0.50%	1.88%	95%	$450,258
Year Ended 12/31/2013	$14.58	9.07%	0.52%	0.50%	1.91%	92%	$513,293
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	$14.38	0.58%	0.31% (c)	0.25% (c),(d)	1.76% (c)	77%	$14,014
Year Ended 12/31/2017	$14.50	5.49%	0.29%	0.25% (d)	1.98%	33%	$16,227
Year Ended 12/31/2016	$14.47	4.69%	0.30%	0.25%	1.64%	95%	$15,664
Year Ended 12/31/2015	$14.19	0.33%	0.28%	0.25%	2.06%	69%	$17,453
Year Ended 12/31/2014	$14.74	5.61%	0.26%	0.25%	2.14%	95%	$23,412
Year Ended 12/31/2013	$14.46	9.26%	0.28%	0.25%	2.39%	92%	$14,651
Class C
Six Months Ended 6/30/2018 (Unaudited)	$14.54	0.02%	1.31% (c)	1.25% (c),(d)	0.76% (c)	77%	$206,077
Year Ended 12/31/2017	$14.74	4.48%	1.29%	1.25% (d)	0.96%	33%	$250,784
Year Ended 12/31/2016	$14.62	3.69%	1.28%	1.25%	0.63%	95%	$338,930
Year Ended 12/31/2015	$14.41	(0.68%)	1.27%	1.25%	1.08%	69%	$364,684
Year Ended 12/31/2014	$14.96	4.50%	1.26%	1.25%	1.14%	95%	$404,456
Year Ended 12/31/2013	$14.68	8.23%	1.27%	1.25%	1.16%	92%	$430,173
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	$14.31	0.58%	0.31% (c)	0.25% (c),(d)	1.75% (c)	77%	$289,196
Year Ended 12/31/2017	$14.43	5.52%	0.29%	0.25% (d)	1.97%	33%	$320,483
Year Ended 12/31/2016	$14.40	4.72%	0.28%	0.25%	1.64%	95%	$341,629
Year Ended 12/31/2015	$14.12	0.33%	0.26%	0.25%	2.08%	69%	$325,159
Year Ended 12/31/2014	$14.67	5.57%	0.25%	0.24%	2.16%	95%	$377,119
Year Ended 12/31/2013	$14.40	9.30%	0.26%	0.25%	2.14%	92%	$375,444
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	$14.40	0.57%	0.26% (c)	0.22% (c)	1.78% (c)	77%	$15,648
Year Ended 12/31/2017	$14.52	5.51%	0.26%	0.23%	1.97%	33%	$13,464
Year Ended 12/31/2016	$14.49	4.77%	0.27%	0.24%	1.66%	95%	$12,024
Year Ended 12/31/2015	$14.20	0.33%	0.25%	0.24%	2.14%	69%	$6,114
Year Ended 12/31/2014	$14.75	5.62%	0.24%	0.23%	2.11%	95%	$3,536
Year Ended 12/31/2013	$14.47	9.35%	0.25%	0.23%	2.44%	92%	$979
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	115

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	$14.50	0.14	(0.06)	0.08	(0.01)	(0.19)	(0.20)
Year Ended 12/31/2017	$14.46	0.30	0.51	0.81	(0.55)	(0.22)	(0.77)
Year Ended 12/31/2016	$14.18	0.25	0.42	0.67	(0.12)	(0.27)	(0.39)
Year Ended 12/31/2015	$14.74	0.31	(0.26)	0.05	(0.33)	(0.28)	(0.61)
Year Ended 12/31/2014	$14.46	0.32	0.50	0.82	(0.33)	(0.21)	(0.54)
Year Ended 12/31/2013	$14.18	0.33	1.01	1.34	(0.31)	(0.75)	(1.06)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
116	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	$14.38	0.58%	0.22% (c)	0.17% (c)	1.87% (c)	77%	$460
Year Ended 12/31/2017	$14.50	5.64%	0.21%	0.18%	2.04%	33%	$521
Year Ended 12/31/2016	$14.46	4.76%	0.21%	0.19%	1.71%	95%	$399
Year Ended 12/31/2015	$14.18	0.32%	0.20%	0.19%	2.08%	69%	$352
Year Ended 12/31/2014	$14.74	5.68%	0.19%	0.18%	2.19%	95%	$401
Year Ended 12/31/2013	$14.46	9.46%	0.14%	0.14%	2.23%	92%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	117

Financial Highlights
Columbia Acorn Emerging Markets FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Tax return of capital	Total distributions to shareholders
Class A
Six Months Ended 6/30/2018 (Unaudited)	$13.24	0.04	(0.77)	(0.73)	—	—	—
Year Ended 12/31/2017	$9.84	(0.02)	3.42	3.40	—	—	—
Year Ended 12/31/2016	$10.24	(0.01)	(0.32)	(0.33)	(0.03)	(0.04)	(0.07)
Year Ended 12/31/2015	$12.72	0.10	(2.42)	(2.32)	(0.15)	(0.01)	(0.16)
Year Ended 12/31/2014	$13.37	0.06	(0.63)	(0.57)	(0.08)	—	(0.08)
Year Ended 12/31/2013	$12.04	0.07	1.34	1.41	(0.08)	—	(0.08)
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	$13.38	0.06	(0.78)	(0.72)	—	—	—
Year Ended 12/31/2017	$9.92	0.02	3.44	3.46	—	—	—
Year Ended 12/31/2016	$10.32	0.01	(0.31)	(0.30)	(0.06)	(0.04)	(0.10)
Year Ended 12/31/2015	$12.83	0.17	(2.49)	(2.32)	(0.18)	(0.01)	(0.19)
Year Ended 12/31/2014	$13.49	0.09	(0.63)	(0.54)	(0.12)	—	(0.12)
Year Ended 12/31/2013	$12.14	0.12	1.35	1.47	(0.12)	—	(0.12)
Class C
Six Months Ended 6/30/2018 (Unaudited)	$13.09	(0.01)	(0.76)	(0.77)	—	—	—
Year Ended 12/31/2017	$9.80	(0.09)	3.38	3.29	—	—	—
Year Ended 12/31/2016	$10.20	(0.09)	(0.31)	(0.40)	—	—	—
Year Ended 12/31/2015	$12.65	0.01	(2.39)	(2.38)	(0.06)	(0.01)	(0.07)
Year Ended 12/31/2014	$13.32	(0.05)	(0.62)	(0.67)	—	—	—
Year Ended 12/31/2013	$12.01	(0.03)	1.34	1.31	—	—	—
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	$13.29	0.05	(0.76)	(0.71)	—	—	—
Year Ended 12/31/2017	$9.85	0.03	3.41	3.44	—	—	—
Year Ended 12/31/2016	$10.26	(0.00) (f)	(0.31)	(0.31)	(0.06)	(0.04)	(0.10)
Year Ended 12/31/2015	$12.74	0.13	(2.42)	(2.29)	(0.18)	(0.01)	(0.19)
Year Ended 12/31/2014	$13.40	0.08	(0.63)	(0.55)	(0.11)	—	(0.11)
Year Ended 12/31/2013	$12.07	0.11	1.33	1.44	(0.11)	—	(0.11)
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	$13.38	0.06	(0.77)	(0.71)	—	—	—
Year Ended 12/31/2017	$9.91	0.04	3.43	3.47	—	—	—
Year Ended 12/31/2016	$10.32	(0.02)	(0.28)	(0.30)	(0.07)	(0.04)	(0.11)
Year Ended 12/31/2015	$12.82	0.15	(2.45)	(2.30)	(0.19)	(0.01)	(0.20)
Year Ended 12/31/2014	$13.48	0.10	(0.64)	(0.54)	(0.12)	—	(0.12)
Year Ended 12/31/2013	$12.14	0.12	1.34	1.46	(0.12)	—	(0.12)
The accompanying Notes to Financial Statements are an integral part of this statement.
118	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Acorn Emerging Markets FundSM
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2018 (Unaudited)	$12.51	(5.51%) (b)	1.95% (c)	1.51% (c),(d)	0.60% (c)	27%	$29,176
Year Ended 12/31/2017	$13.24	34.55% (b)	1.98%	1.70% (d)	(0.14%)	47%	$33,982
Year Ended 12/31/2016	$9.84	(3.20%) (b)	1.84% (e)	1.84% (e)	(0.11%)	43%	$49,141
Year Ended 12/31/2015	$10.24	(18.25%)	1.67%	1.67%	0.88%	58%	$88,574
Year Ended 12/31/2014	$12.72	(4.28%)	1.56%	1.56%	0.42%	45%	$160,969
Year Ended 12/31/2013	$13.37	11.73% (b)	1.80%	1.76%	0.52%	36%	$177,158
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	$12.66	(5.38%) (b)	1.70% (c)	1.26% (c),(d)	0.84% (c)	27%	$1,115
Year Ended 12/31/2017	$13.38	34.88% (b)	1.73%	1.43% (d)	0.19%	47%	$1,337
Year Ended 12/31/2016	$9.92	(2.91%)	1.57% (e)	1.57% (e)	0.09%	43%	$1,306
Year Ended 12/31/2015	$10.32	(18.04%)	1.36%	1.36%	1.37%	58%	$3,459
Year Ended 12/31/2014	$12.83	(4.03%)	1.28%	1.28%	0.66%	45%	$15,467
Year Ended 12/31/2013	$13.49	12.13% (b)	1.44%	1.44%	0.92%	36%	$13,583
Class C
Six Months Ended 6/30/2018 (Unaudited)	$12.32	(5.88%) (b)	2.70% (c)	2.26% (c),(d)	(0.16%) (c)	27%	$13,343
Year Ended 12/31/2017	$13.09	33.57% (b)	2.74%	2.43% (d)	(0.78%)	47%	$15,546
Year Ended 12/31/2016	$9.80	(3.92%) (b)	2.60% (e)	2.59% (e)	(0.87%)	43%	$15,534
Year Ended 12/31/2015	$10.20	(18.83%)	2.42%	2.42%	0.12%	58%	$22,953
Year Ended 12/31/2014	$12.65	(5.03%)	2.33%	2.33%	(0.36%)	45%	$41,208
Year Ended 12/31/2013	$13.32	10.91% (b)	2.55%	2.51%	(0.23%)	36%	$32,636
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	$12.58	(5.34%) (b)	1.70% (c)	1.26% (c),(d)	0.81% (c)	27%	$43,049
Year Ended 12/31/2017	$13.29	34.92% (b)	1.74%	1.42% (d)	0.28%	47%	$53,415
Year Ended 12/31/2016	$9.85	(3.04%) (b)	1.59% (e)	1.58% (e)	(0.04%)	43%	$38,969
Year Ended 12/31/2015	$10.26	(17.98%)	1.42%	1.42%	1.12%	58%	$147,688
Year Ended 12/31/2014	$12.74	(4.12%)	1.33%	1.33%	0.62%	45%	$245,053
Year Ended 12/31/2013	$13.40	11.92% (b)	1.58%	1.54%	0.89%	36%	$177,693
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	$12.67	(5.31%) (b)	1.65% (c)	1.19% (c)	0.92% (c)	27%	$748
Year Ended 12/31/2017	$13.38	35.02% (b)	1.65%	1.33%	0.33%	47%	$1,030
Year Ended 12/31/2016	$9.91	(2.90%)	1.46% (e)	1.46% (e)	(0.23%)	43%	$806
Year Ended 12/31/2015	$10.32	(17.96%)	1.34%	1.34%	1.22%	58%	$12,643
Year Ended 12/31/2014	$12.82	(4.02%)	1.26%	1.26%	0.72%	45%	$19,632
Year Ended 12/31/2013	$13.48	12.07% (b)	1.42%	1.42%	0.94%	36%	$13,625
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	119

Financial Highlights  (continued)
Columbia Acorn Emerging Markets FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Tax return of capital	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	$13.27	0.07	(0.77)	(0.70)	—	—	—
Year Ended 12/31/2017	$9.82	0.02	3.43	3.45	—	—	—
Year Ended 12/31/2016	$10.23	0.03	(0.33)	(0.30)	(0.07)	(0.04)	(0.11)
Year Ended 12/31/2015	$12.71	0.15	(2.43)	(2.28)	(0.19)	(0.01)	(0.20)
Year Ended 12/31/2014	$13.36	0.09	(0.62)	(0.53)	(0.12)	—	(0.12)
Year Ended 12/31/2013(g)	$12.22	0.07	1.20	1.27	(0.13)	—	(0.13)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Rounds to zero.
(g)	Institutional 3 Class shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
120	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Acorn Emerging Markets FundSM
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	$12.57	(5.28%) (b)	1.59% (c)	1.14% (c)	0.99% (c)	27%	$903
Year Ended 12/31/2017	$13.27	35.13% (b)	1.59%	1.14%	0.16%	47%	$912
Year Ended 12/31/2016	$9.82	(2.92%) (b)	1.45%	1.45%	0.29%	43%	$2
Year Ended 12/31/2015	$10.23	(17.90%)	1.27%	1.27%	1.24%	58%	$2
Year Ended 12/31/2014	$12.71	(3.95%)	1.22%	1.22%	0.68%	45%	$2
Year Ended 12/31/2013(g)	$13.36	10.43% (b)	1.36% (c)	1.36% (c)	0.97% (c)	36%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	121

Financial Highlights
Columbia Acorn European FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2018 (Unaudited)	$19.27	0.16	(0.04)	0.12	(0.12)	—	(0.12)
Year Ended 12/31/2017	$14.12	0.06	5.28	5.34	(0.19)	—	(0.19)
Year Ended 12/31/2016	$14.75	0.16	(0.67)	(0.51)	(0.12)	—	(0.12)
Year Ended 12/31/2015	$14.34	0.10	0.50	0.60	(0.19)	—	(0.19)
Year Ended 12/31/2014	$15.68	0.13	(1.34)	(1.21)	(0.05)	(0.08)	(0.13)
Year Ended 12/31/2013	$11.76	(0.02)	3.97	3.95	(0.01)	(0.02)	(0.03)
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	$19.36	0.18	(0.03)	0.15	(0.12)	—	(0.12)
Year Ended 12/31/2017	$14.18	0.10	5.32	5.42	(0.24)	—	(0.24)
Year Ended 12/31/2016	$14.82	0.17	(0.65)	(0.48)	(0.16)	—	(0.16)
Year Ended 12/31/2015	$14.40	0.24	0.41	0.65	(0.23)	—	(0.23)
Year Ended 12/31/2014(e)	$15.85	(0.02)	(1.34)	(1.36)	(0.09)	—	(0.09)
Class C
Six Months Ended 6/30/2018 (Unaudited)	$19.12	0.09	(0.04)	0.05	(0.12)	—	(0.12)
Year Ended 12/31/2017	$13.99	(0.04)	5.21	5.17	(0.04)	—	(0.04)
Year Ended 12/31/2016	$14.63	0.03	(0.64)	(0.61)	(0.03)	—	(0.03)
Year Ended 12/31/2015	$14.16	(0.00) (f)	0.48	0.48	(0.01)	—	(0.01)
Year Ended 12/31/2014	$15.54	(0.01)	(1.29)	(1.30)	—	(0.08)	(0.08)
Year Ended 12/31/2013	$11.73	(0.15)	3.98	3.83	—	(0.02)	(0.02)
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	$19.27	0.19	(0.05)	0.14	(0.12)	—	(0.12)
Year Ended 12/31/2017	$14.11	0.14	5.26	5.40	(0.24)	—	(0.24)
Year Ended 12/31/2016	$14.75	0.19	(0.67)	(0.48)	(0.16)	—	(0.16)
Year Ended 12/31/2015	$14.34	0.15	0.49	0.64	(0.23)	—	(0.23)
Year Ended 12/31/2014	$15.68	0.15	(1.32)	(1.17)	(0.09)	(0.08)	(0.17)
Year Ended 12/31/2013	$11.76	0.11	3.88	3.99	(0.05)	(0.02)	(0.07)
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	$19.46	0.20	(0.04)	0.16	(0.12)	—	(0.12)
Year Ended 12/31/2017	$14.25	0.20	5.25	5.45	(0.24)	—	(0.24)
Year Ended 12/31/2016	$14.89	0.18	(0.66)	(0.48)	(0.16)	—	(0.16)
Year Ended 12/31/2015	$14.47	0.15	0.50	0.65	(0.23)	—	(0.23)
Year Ended 12/31/2014	$15.82	0.14	(1.32)	(1.18)	(0.09)	(0.08)	(0.17)
Year Ended 12/31/2013	$11.86	(0.04)	4.06	4.02	(0.04)	(0.02)	(0.06)
The accompanying Notes to Financial Statements are an integral part of this statement.
122	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2018 (Unaudited)	$19.27	0.59%	1.77% (c)	1.44% (c)	1.64% (c)	12%	$35,428
Year Ended 12/31/2017	$19.27	37.89%	1.94%	1.58% (d)	0.33%	34%	$32,487
Year Ended 12/31/2016	$14.12	(3.47%)	2.00%	1.75%	1.07%	40%	$26,269
Year Ended 12/31/2015	$14.75	4.17%	2.06%	1.75%	0.67%	37%	$40,368
Year Ended 12/31/2014	$14.34	(7.77%)	2.05%	1.75%	0.86%	74%	$21,101
Year Ended 12/31/2013	$15.68	33.64%	3.33%	1.74%	(0.11%)	42%	$19,078
Advisor Class
Six Months Ended 6/30/2018 (Unaudited)	$19.39	0.74%	1.52% (c)	1.19% (c)	1.81% (c)	12%	$2,847
Year Ended 12/31/2017	$19.36	38.29%	1.71%	1.28% (d)	0.55%	34%	$2,942
Year Ended 12/31/2016	$14.18	(3.27%)	1.79%	1.50%	1.15%	40%	$362
Year Ended 12/31/2015	$14.82	4.48%	1.81%	1.50%	1.59%	37%	$408
Year Ended 12/31/2014(e)	$14.40	(8.60%)	1.87% (c)	1.50% (c)	(0.30%) (c)	74%	$302
Class C
Six Months Ended 6/30/2018 (Unaudited)	$19.05	0.23%	2.52% (c)	2.19% (c)	0.93% (c)	12%	$15,302
Year Ended 12/31/2017	$19.12	36.95%	2.69%	2.31% (d)	(0.25%)	34%	$13,965
Year Ended 12/31/2016	$13.99	(4.21%)	2.75%	2.50%	0.18%	40%	$7,112
Year Ended 12/31/2015	$14.63	3.41%	2.82%	2.50%	(0.02%)	37%	$7,220
Year Ended 12/31/2014	$14.16	(8.44%)	2.84%	2.50%	(0.10%)	74%	$5,096
Year Ended 12/31/2013	$15.54	32.63%	4.19%	2.50%	(1.10%)	42%	$1,400
Institutional Class
Six Months Ended 6/30/2018 (Unaudited)	$19.29	0.69%	1.52% (c)	1.19% (c)	1.88% (c)	12%	$53,802
Year Ended 12/31/2017	$19.27	38.35%	1.69%	1.29% (d)	0.77%	34%	$48,965
Year Ended 12/31/2016	$14.11	(3.29%)	1.73%	1.50%	1.29%	40%	$11,345
Year Ended 12/31/2015	$14.75	4.43%	1.78%	1.50%	1.01%	37%	$11,766
Year Ended 12/31/2014	$14.34	(7.52%)	1.79%	1.50%	0.97%	74%	$8,499
Year Ended 12/31/2013	$15.68	33.98%	3.98%	1.45%	0.83%	42%	$4,407
Institutional 2 Class
Six Months Ended 6/30/2018 (Unaudited)	$19.50	0.79%	1.46% (c)	1.13% (c)	2.06% (c)	12%	$5,213
Year Ended 12/31/2017	$19.46	38.32%	1.64%	1.28%	1.14%	34%	$3,988
Year Ended 12/31/2016	$14.25	(3.23%)	1.68%	1.47%	1.26%	40%	$1,262
Year Ended 12/31/2015	$14.89	4.48%	1.75%	1.48%	0.98%	37%	$2,122
Year Ended 12/31/2014	$14.47	(7.54%)	1.75%	1.52%	0.92%	74%	$1,633
Year Ended 12/31/2013	$15.82	33.97%	2.76%	1.51%	(0.29%)	42%	$1,891
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	123

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	$19.17	(0.02)	0.16 (g)	0.14	(0.12)	—	(0.12)
Year Ended 12/31/2017(h)	$15.02	0.03	4.40	4.43	(0.28)	—	(0.28)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Advisor Class shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
(f)	Rounds to zero.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
124	Columbia Acorn Family of Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2018 (Unaudited)	$19.19	0.70%	1.41% (c)	1.08% (c)	(0.20%) (c)	12%	$3
Year Ended 12/31/2017(h)	$19.17	29.55%	1.58% (c)	1.09% (c)	0.17% (c)	34%	$210
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2018	125

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn USA®, Columbia Acorn International SelectSM, Columbia Acorn SelectSM, Columbia Thermostat FundSM, Columbia Acorn Emerging Markets FundSM and Columbia Acorn European FundSM (each a Fund and collectively, the Funds) are each a series of Columbia Acorn Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term capital appreciation.
Columbia Thermostat FundSM pursues its investment objective by investing in shares of other mutual funds. As a “fund of funds”, under normal circumstances, the Fund allocates at least 95% of its net assets among a selected group of affiliated stock and bond mutual funds (underlying funds) according to the current level of the Standard & Poor’s (S&P) 500 Index in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM). The Fund may invest up to 5% of its net assets plus any cash received that day in cash, repurchase agreements, high quality short-term paper and government securities.
Fund shares
Each Fund may issue an unlimited number of shares. Each of Columbia Acorn® Fund, Columbia Acorn USA®, Columbia Acorn International SelectSM, Columbia Acorn SelectSM, Columbia Thermostat FundSM, Columbia Acorn Emerging Markets FundSM and Columbia Acorn European FundSM currently offers Class A, Advisor Class, Class C, Institutional Class, Institutional 2 Class and Institutional 3 Class shares. Columbia Acorn International® currently offers Class A, Advisor Class, Class C, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares.
Class A shares are sold with a front-end sales charge. Class A shares bought without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are redeemed within 12 months after purchase, and a 0.50% CDSC if the shares are redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
Advisor Class shares are offered at net asset value. There are certain restrictions on who may purchase these shares.
Class C shares are offered at net asset value but are subject to a CDSC on redemptions made within one year after purchase.
Institutional Class shares are offered at net asset value. There are certain restrictions on who may purchase Institutional Class shares. Generally, Institutional Class shares of a Fund may be exchanged for shares of another fund distributed by Columbia Management Investment Distributors, Inc. (CMID) at no additional charge.
Institutional 2 Class shares are offered at net asset value. There are certain restrictions on who may purchase these shares.
Institutional 3 Class shares are offered at net asset value. There are certain restrictions on who may purchase these shares.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated pro rata on the basis of the relative net assets of all classes, except that each class bears certain expenses specific to that class such as distribution services, transfer agent fees, and certain other class specific expenses. Differences in class expenses may result in payment of different dividend distributions for each class. All of the Funds’ share classes have equal rights with respect to voting, subject to Fund or class-specific matters.
126	Columbia Acorn Family of Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. With respect to Columbia Thermostat FundSM, investments in underlying funds are valued at their net asset values as reported by the underlying funds. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Exchange traded funds are valued at their closing net asset value as reported on the applicable exchange. A security for which there is no reported sale on the valuation date is valued by comparison of the mean of the latest bid and ask quotations.
Foreign equity securities are generally valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process established by the Board of Trustees, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.
Foreign currency transactions and translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.
Columbia Acorn Family of Funds | Semiannual Report 2018	127

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Derivative instruments
Columbia Acorn International® invested in futures contracts on a limited basis during the six months ended June 30, 2018, as detailed below. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statements of Assets and Liabilities.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Columbia Acorn International® bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of Columbia Acorn International® including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Acorn International®
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	1,301,830*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
128	Columbia Acorn Family of Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(4,806,843)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,301,830)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	77,389,935

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Security transactions and investment income
Security transactions, investment income and shareholder fund transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and realized gain distributions from other funds are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
The Funds may receive distributions from holdings in exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital may be made by the Funds’ management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Funds no longer own the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for ETFs and RICs.
Fund share valuation
Fund shares are sold and redeemed on a daily basis at net asset value, subject to any applicable sales charge. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Generally, income, expenses and realized and unrealized gain/(losses) of a Fund are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. The distribution and service fees and transfer agent fees are charged to each specific class as expenses are incurred. Redemption fees are accounted for as an addition to paid in capital for purposes of determining the net asset value of each class.
Columbia Acorn Family of Funds | Semiannual Report 2018	129

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Securities lending
Each Fund, except Columbia Thermostat FundSM, may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Funds also receive a fee for the loan. The Funds have the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of a Fund and any additional required collateral is delivered to the Fund on the next business day. The Funds have elected to invest the cash collateral in the Dreyfus Government Cash Management Fund. The income earned from the securities lending program is paid to each Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Funds’ lending agent, and net of any borrower rebates. The Investment Manager does not retain any fees earned by the lending program. Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. In the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned as of June 30, 2018 by each Fund is included in the Statements of Operations.
Offsetting of assets and liabilities
The following table presents each Fund’s gross and net amount of assets and liabilities available for offset under netting agreements and under a securities lending agreement as well as the related collateral received by each Fund as of June 30, 2018:
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn International SelectSM	Columbia Acorn Emerging Markets FundSM	Columbia Acorn European FundSM
	Goldman Sachs ($)	Goldman Sachs ($)	Goldman Sachs ($)	Goldman Sachs ($)	Goldman Sachs ($)	Goldman Sachs ($)
Liabilities
Collateral on Securities loaned(a)	50,735,444	14,853,961	4,633,100	1,312,200	405,000	1,168,500
Total Liabilities	50,735,444	14,853,961	4,633,100	1,312,200	405,000	1,168,500
Total Financial and Derivative Net Assets	(50,735,444)	(14,853,961)	(4,633,100)	(1,312,200)	(405,000)	(1,168,500)
Financial Instruments	49,634,346	14,348,902	4,523,791	1,289,196	397,900	1,140,391
Net Amount (b)	(1,101,098)	(505,059)	(109,309)	(23,004)	(7,100)	(28,109)

(a)	Columbia Acorn SelectSM and Columbia Thermostat FundSM had no securities on loan outstanding at June 30, 2018.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Securities lending transactions
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of June 30, 2018:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Columbia Acorn® Fund
Securities lending transactions
Equity securities	$49,634,346	$—	$—	$—	$49,634,346
Gross amount of recognized liabilities for securities lending (collateral received)					50,735,444
Amounts due to counterparty in the event of default					$1,101,098
130	Columbia Acorn Family of Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Columbia Acorn International®
Securities lending transactions
Equity securities	$14,348,902	$—	$—	$—	$14,348,902
Gross amount of recognized liabilities for securities lending (collateral received)					14,853,961
Amounts due to counterparty in the event of default					$505,059
Columbia Acorn USA®
Securities lending transactions
Equity securities	$4,523,791	$—	$—	$—	$4,523,791
Gross amount of recognized liabilities for securities lending (collateral received)					4,633,100
Amounts due to counterparty in the event of default					$109,309
Columbia Acorn International SelectSM
Securities lending transactions
Equity securities	$1,289,196	$—	$—	$—	$1,289,196
Gross amount of recognized liabilities for securities lending (collateral received)					1,312,200
Amounts due to counterparty in the event of default					$23,004
Columbia Acorn Emerging Markets FundSM
Securities lending transactions
Equity securities	$397,900	$—	$—	$—	$397,900
Gross amount of recognized liabilities for securities lending (collateral received)					405,000
Amounts due to counterparty in the event of default					$7,100
Columbia Acorn European FundSM
Securities lending transactions
Equity securities	$1,140,391	$—	$—	$—	$1,140,391
Gross amount of recognized liabilities for securities lending (collateral received)					1,168,500
Amounts due to counterparty in the event of default					$28,109
Federal income tax status
It is each Fund’s policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute substantially all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Columbia Thermostat FundSM distributes all of its taxable income, as well as any net realized gain on sales of portfolio fund shares and any distributions of net realized gains received by the Fund from its portfolio funds, reportable for federal income tax purposes. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.
Foreign taxes
Realized gains in certain countries may be subject to foreign taxes at the fund level. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction. The amount, if any, is disclosed as a liability on the Statements of Assets and Liabilities.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Funds enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.
Columbia Acorn Family of Funds | Semiannual Report 2018	131

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Investment management fees
CWAM is a wholly-owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Funds and is responsible for the overall management of the Funds’ business affairs.
CWAM receives a monthly advisory fee based on each Fund’s daily net assets at the following annual rates:
Columbia Acorn® Fund
Average daily net assets	Annual fee rate
Up to $700 million	0.74%
$700 million to $2 billion	0.69%
$2 billion to $6 billion	0.64%
$6 billion and over	0.63%

Columbia Acorn International®
Average daily net assets	Annual fee rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%

Columbia Acorn USA®
Average daily net assets	Annual fee rate
Up to $200 million	0.94%
$200 million to $500 million	0.89%
$500 million to $2 billion	0.84%
$2 billion to $3 billion	0.80%
$3 billion and over	0.70%

Columbia Acorn International SelectSM
Average daily net assets	Annual fee rate
Up to $500 million	0.89%
$500 million and over	0.85%

132	Columbia Acorn Family of Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Columbia Acorn SelectSM
Average daily net assets	Annual fee rate
Up to $700 million	0.85%
$700 million to $2 billion	0.80%
$2 billion to $3 billion	0.75%
$3 billion and over	0.70%

Columbia Thermostat FundSM
Annual fee rate
All Assets	0.10%

Columbia Acorn Emerging Markets FundSM
Average daily net assets	Annual fee rate
Up to $100 million	1.25%
$100 million to $500 million	1.00%
$500 million and over	0.80%

Columbia Acorn European FundSM
Average daily net assets	Annual fee rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%
Through April 30, 2019, CWAM has contractually agreed to waive 0.20% of the advisory fee otherwise payable to it by Columbia Acorn Select. When determining whether the Fund’s total expenses exceed the voluntary expense cap described below, the Fund’s net advisory fee, reflecting application of the 0.20% waiver, will be used to calculate the Fund’s total expenses. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.
For the six months ended June 30, 2018, the annualized effective investment advisory fee rates (net of the advisory fee waiver for Columbia Acorn SelectSM) were as follows:
Fund	Effective investment advisory fee rate (%)
Columbia Acorn® Fund	0.67
Columbia Acorn International®	0.77
Columbia Acorn USA®	0.92
Columbia Acorn International SelectSM	0.89
Columbia Acorn SelectSM	0.65
Columbia Thermostat FundSM	0.10
Columbia Acorn Emerging Markets FundSM	1.24
Columbia Acorn European FundSM	1.15
Participating Affiliates
The Investment Manager and its investment advisory affiliates, including Columbia Management (Affiliates), may coordinate in providing services to their clients. From time to time, the Investment Manager may engage its Affiliates to provide a variety of services such as trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including Columbia Thermostat FundSM. These Affiliates will provide services to the Investment Manager pursuant to personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements. These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Columbia Acorn Family of Funds | Semiannual Report 2018	133

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Pursuant to some of these arrangements, certain employees of Columbia Management and other Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Funds’ compliance policies and procedures, may provide such services to the Fund on behalf of the Investment Manager.
Administration fees
CWAM provides administrative services and receives an administration fee from the Funds at the following annual rates:
Columbia Acorn Trust
Aggregate average daily net assets of the trust	Annual fee rate
Up to $8 billion	0.050%
$8 billion to $16 billion	0.040%
$16 billion to $35 billion	0.030%
$35 billion to $45 billion	0.025%
$45 billion and over	0.015%
For the six months ended June 30, 2018, the annualized effective administration fee rate was 0.047% of each Fund’s average daily net assets. CWAM has delegated to Columbia Management responsibility to provide certain sub-administrative services to the Funds.
Compensation of board members
Certain officers and trustees of the Trust are also officers of CWAM or Columbia Management. The Trust makes no direct payments to its officers and trustees who are affiliated with CWAM or Columbia Management. The Trust offers a deferred compensation plan for its independent trustees. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and may represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Institutional Class shares of one or more series of Columbia Acorn Trust or a money market fund as specified by the trustee. Benefits under the deferred compensation plan are payable in accordance with the plan.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transactions with affiliates
An affiliated person of a Fund may include any company in which a Fund owns five percent or more of its outstanding voting shares during the year. On June 30, 2018, Columbia Thermostat FundSM and Columbia Acorn® Fund held five percent or more of the outstanding voting securities of one or more companies or a company which is under common ownership or control with the Funds. Details of investments in those affiliated companies are presented in the Notes to Portfolio of Investments of each Fund listed above.
For the six months ended June 30, 2018, the Funds engaged in purchase and sales transactions with funds that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those transactions complied with Rule 17a-7 under the 1940 Act and totaled as follows.
Fund	Purchases ($)	Sales ($)	Realized gain/(loss) from sale transactions ($)
Columbia Acorn International®	—	2,485,568	(11,943)
134	Columbia Acorn Family of Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Transfer agency fees
Under a Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency, dividend disbursing and shareholder services to the Funds for which the Funds pay transfer agency fees. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to provide certain services and assist the Transfer Agent carrying out its duties. The Transfer Agent pays the fees of DST for its services and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees). In addition, the Transfer Agent enters into agreements with various financial intermediaries through which investors may hold Fund shares, including Ameriprise Financial and its affiliates. These intermediaries also may provide shareholder services (Additional Shareholder Services) for which they are compensated by the Transfer Agent, which is in turn compensated by the Funds. Additional Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, shareholder or participant tax monitoring and reporting and/or the provision of call center support and other customer services.
The Fund pays the Transfer Agent a monthly transfer agency fee that varies by account type (on a per account or asset-based basis) based on the cost of servicing the Funds. In addition, subject to certain limitations described in the Funds’ prospectuses and except with respect to Institutional 3 Class shares, the Funds pay a fee to the Transfer Agent for the Additional Shareholder Services provided by financial intermediaries who maintain shares through omnibus or networked accounts in amounts that vary by share class and with the distribution channel, type of intermediary and type of services provided.
The Funds compensate the Transfer Agent for certain out-of-pocket expenses as approved by the Board from time to time. Such out-of-pocket expenses may include networking account fees paid to dealer firms by the Transfer Agent with respect to shareholder accounts established or maintained pursuant to the National Securities Clearing Corporation’s (NSCC) networking system. A significant portion of such networking account fees are paid by the Transfer Agent to dealer firms affiliated with Ameriprise Financial and its affiliates.
Effective July 1, 2017 through June 30, 2019, the Transfer Agent has contractually agreed to limit the total fees payable to it by Columbia Acorn® Fund to an annual rate of not more than 0.07% for all share classes of the Fund other than Institutional 2 Class and Institutional 3 Class unless sooner terminated at the sole discretion of the Board of Trustees.
Effective July 1, 2017 through June 30, 2019, the Transfer Agent has contractually agreed to limit the total fees payable to it by Columbia Acorn International® to an annual rate of not more than 0.11% for all share classes of the Fund other than Institutional 2 Class and Institutional 3 Class unless sooner terminated at the sole discretion of the Board of Trustees.
Effective July 1, 2017 through June 30, 2019, the Transfer Agent has contractually agreed to limit the total fees payable to it by Columbia Acorn SelectSM to an annual rate of not more than 0.11% for all share classes of the Fund other than Institutional 2 Class and Institutional 3 Class unless sooner terminated at the sole discretion of the Board of Trustees.
Effective July 1, 2017 through June 30, 2019, the Transfer Agent has contractually agreed to limit the total fees payable to it by Columbia Acorn USA® to an annual rate of not more than 0.14% for all share classes of the Fund other than Institutional 2 Class and Institutional 3 Class unless sooner terminated at the sole discretion of the Board of Trustees.
For each Fund, effective July 1, 2017 through June 30, 2019, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class unless sooner terminated at the sole discretion of the Board of Trustees.
Columbia Acorn Family of Funds | Semiannual Report 2018	135

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
For the six months ended June 30, 2018, the Funds’ annualized effective transfer agency fee rates, as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Acorn® Fund	0.07	0.07	0.07	0.07	0.05	0.00	—
Columbia Acorn International®	0.11	0.11	0.11	0.11	0.05	0.00	0.11
Columbia Acorn USA®	0.13	0.13	0.13	0.13	0.05	0.00	—
Columbia Acorn International SelectSM	0.14	0.14	0.14	0.14	0.05	0.00	—
Columbia Acorn SelectSM	0.11	0.11	0.11	0.11	0.05	0.00	—
Columbia Thermostat FundSM	0.10	0.10	0.10	0.10	0.05	0.00	—
Columbia Acorn Emerging Markets FundSM	0.12	0.12	0.12	0.12	0.05	0.00	—
Columbia Acorn European FundSM	0.11	0.11	0.11	0.11	0.05	0.00	—
Columbia Acorn International® and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent to certain associated investment companies, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At June 30, 2018, the total potential future obligation from Columbia Acorn International® over the life of the Guaranty is $11,909. The liability remaining at June 30, 2018 for non-recurring charges associated with the lease amounted to $9,140 and is included within the payable for other liabilities in the Statements of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations.
For the six months ended June 30, 2018, these minimum account balance fees reduced total expenses as follows:
Fund	Amount ($)
Columbia Acorn® Fund	7,700
Columbia Acorn International®	8,672
Columbia Acorn USA®	1,420
Columbia Acorn International SelectSM	640
Columbia Acorn SelectSM	1,320
Columbia Thermostat FundSM	580
Columbia Acorn Emerging Markets FundSM	40
Columbia Acorn European FundSM	—
Distribution and service fees
CMID, a wholly owned subsidiary of Ameriprise Financial, is the distributor of the Funds. Each Fund has adopted a distribution and service plan which requires it to pay CMID a monthly service fee equal to 0.25% annually of the average daily net assets attributable to Class A and Class C shares and a monthly distribution fee equal to 0.75% and 0.50%, annually, of the average daily net assets attributable to Class C and Class R shares, respectively. CMID receives no compensation with respect to Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares.
136	Columbia Acorn Family of Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended June 30, 2018, if any, are listed below:
	Underwriting discounts ($)	CDSCs ($)
Fund	Class A	Class A	Class C
Columbia Acorn® Fund	188,294	1,543	1,545
Columbia Acorn International®	81,452	4	448
Columbia Acorn USA®	16,061	42	926
Columbia Acorn International SelectSM	45,347	139	2
Columbia Acorn SelectSM	12,943	61	26
Columbia Thermostat FundSM	88,097	695	3,132
Columbia Acorn Emerging Markets FundSM	12,669	196	60
Columbia Acorn European FundSM	78,722	44	427
Expenses waived/reimbursed by the Investment Manager and its affiliates
Through June 30, 2019, CWAM has contractually agreed to waive fees and/or reimburse expenses so that the Funds’ ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional	Institutional 2	Institutional 3
Columbia Acorn Emerging Markets Fund	1.55%	1.30%	2.30%	1.30%	1.19%	1.14%
Columbia Acorn European Fund	1.45%	1.20%	2.20%	1.20%	1.13%	1.08%
This arrangement may not be modified or terminated, except by a vote of the Fund’s Board and CWAM.
Effective May 1, 2018 through April 30, 2019, CWAM contractually agreed to waive fees and/or reimburse expenses so that the Funds’ ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings, if any), do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional Class	Institutional Class 2	Institutional Class 3
Columbia Acorn Fund	1.11%	0.86%	1.86%	0.86%	0.84%	0.79%
Columbia Acorn USA Fund	1.42%	1.17%	2.17%	1.17%	1.08%	1.03%
There is no guarantee that these agreements will continue thereafter.
Effective May 1, 2018, CWAM has contractually agreed to waive fees and/or reimburse expenses through April 30, 2019, so that the Funds’ ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund’s investments in other investment companies, if any, and in the case of Columbia Thermostat FundSM its underlying portfolio funds), do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional	Institutional Class 2	Institutional Class 3
Columbia Acorn International Select	1.40%	1.15%	2.15%	1.15%	1.06%	1.01%
Columbia Thermostat Fund	0.50%	0.25%	1.25%	0.25%	0.20%	0.15%
There is no guarantee that these agreements will continue thereafter.
Columbia Acorn Family of Funds | Semiannual Report 2018	137

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Prior to May 1, 2018, CWAM voluntarily agreed to reimburse expenses so that the Funds’ ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund’s investments in other investment companies, if any) after giving effect to any balance credits or overdraft charges from the Funds’ custodian, did not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional	Institutional Class 2	Institutional Class 3
Columbia Acorn Select	1.60%	1.35%	2.35%	1.35%	1.29%	1.24%
Prior to May 1, 2018, CWAM had contractually agreed to waive fees and/or reimburse expenses so that the Funds’ ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund’s investments in other investment companies, if any, and in the case of Columbia Thermostat FundSM its underlying portfolio funds), did not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional Class	Institutional Class 2	Institutional Class 3
Columbia Acorn International Select	1.40%	1.15%	2.15%	1.15%	1.08%	1.03%
Columbia Thermostat Fund	0.50%	0.25%	1.25%	0.25%	0.23%	0.18%
Prior to May 1, 2018, Columbia Acorn Fund and Columbia Acorn USA Fund did not have a contractual agreement to waive fees and/or reimburse expenses.
In addition to the contractual agreement, CWAM has voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Columbia Acorn USA®, Columbia Acorn Emerging Markets FundSM and Columbia Acorn European FundSM Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but each Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time.
Expenses waived and/or reimbursed by CWAM and its affiliates for the six months ended June 30, 2018, were as follows:
Fund	Expenses waived and/or reimbursed ($)
Columbia Acorn® Fund	591,775
Columbia Acorn International®	212,194
Columbia Acorn USA®	21,167
Columbia Acorn International SelectSM	77,604
Columbia Acorn SelectSM	349,846
Columbia Thermostat FundSM	235,828
Columbia Acorn Emerging Markets FundSM	224,250
Columbia Acorn European FundSM	190,436
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
138	Columbia Acorn Family of Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Acorn® Fund	3,306,055,000	1,497,538,000	(41,422,000)	1,456,116,000
Columbia Acorn International®	2,781,946,000	1,354,532,000	(163,372,000)	1,191,160,000
Columbia Acorn USA®	268,143,000	90,861,000	(6,112,000)	84,749,000
Columbia Acorn International SelectSM	88,853,000	33,469,000	(2,501,000)	30,968,000
Columbia Acorn SelectSM	226,025,000	85,132,000	(4,341,000)	80,791,000
Columbia Thermostat FundSM	735,224,000	17,820,000	(6,936,000)	10,884,000
Columbia Acorn Emerging Markets FundSM	76,083,000	19,693,000	(7,091,000)	12,602,000
Columbia Acorn European FundSM	93,266,000	24,517,000	(3,806,000)	20,711,000
The following capital loss carryforwards, determined at December 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Fund	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Acorn International SelectSM	—	—	6,453,644	—	6,453,644
Columbia Acorn Emerging Markets FundSM	—	—	44,045,008	37,169,770	81,214,778
Columbia Acorn European FundSM	—	—	5,685,111	2,064,121	7,749,232
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at December 31, 2017 as arising on January 1, 2018.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Acorn Emerging Markets FundSM	57,729	—
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Acorn Family of Funds | Semiannual Report 2018	139

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 5. Portfolio information
The aggregate cost of purchases and proceeds from sales, other than short-term obligations, for the six months ended June 30, 2018, were:
	Purchases ($)	Proceeds from sales ($)
Columbia Acorn® Fund	1,246,291,998	1,734,478,065
Columbia Acorn International®	612,908,304	1,556,288,509
Columbia Acorn USA®	114,587,042	153,673,591
Columbia Acorn International SelectSM	28,141,887	39,937,470
Columbia Acorn SelectSM	95,741,924	118,003,578
Columbia Thermostat FundSM	618,002,879	725,482,615
Columbia Acorn Emerging Markets FundSM	26,141,993	38,446,698
Columbia Acorn European FundSM	27,095,644	13,862,820
The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
No Fund had borrowings during the six months ended June 30, 2018.
Note 7. Significant risks
Consumer discretionary sector risk
Columbia Acorn® Fund, Columbia Acorn SelectSM, Columbia Acorn Emerging Markets FundSM and Columbia Acorn European FundSM may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Financial sector risk
Columbia Acorn Emerging Markets FundSM may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive
140	Columbia Acorn Family of Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that Columbia Acorn International® , Columbia Acorn International SelectSM, Columbia Acorn Emerging Markets FundSM and Columbia Acorn European FundSM concentrates their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Health care sector risk
Columbia Acorn® Fund and Columbia Acorn USA® may be more susceptible to the particular risks that may affect companies in the health care sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Industrial sector risk
Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM may be more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Shareholder concentration risk
At June 30, 2018, the table below details the affiliated and significant unaffiliated shareholder account ownership of outstanding shares of each Fund. The Funds have no knowledge about whether any portion of these unaffiliated shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Acorn® Fund	1	10.1	—
Columbia Acorn International®	1	14.8	—
Columbia Acorn USA®	1	25.5	—
Columbia Acorn International SelectSM	1	13.5	18.0
Columbia Acorn SelectSM	1	20.0	12.6
Columbia Thermostat FundSM	1	16.9	23.0
Columbia Acorn Emerging Markets FundSM	1	12.3	30.9
Columbia Acorn European FundSM	3	33.8	30.3
Columbia Acorn Family of Funds | Semiannual Report 2018	141

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Technology and technology-related investment risk
Columbia Acorn® Fund, Columbia Acorn International SelectSM, Columbia Acorn SelectSM and Columbia Acorn European FundSM may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if they were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
142	Columbia Acorn Family of Funds | Semiannual Report 2018

Board Approval of the Advisory Agreement
Columbia Acorn Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages the Columbia Acorn Funds (each, a “Fund,” and together, the “Funds”). More than 75% of the trustees of the Trust (the “Trustees”) are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”). The Trustees oversee the management of each Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for each Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with CWAM investment personnel (as does the Board’s Investment Performance Analysis Committee (the “Performance Committee”)), and receives monthly reports from CWAM on the performance of the Funds.
In connection with their most recent consideration of the Advisory Agreement for the Funds, the Contract Committee and all Trustees received and reviewed a substantial amount of information provided by CWAM, Columbia Management Investment Advisers, LLC (“Columbia Management”) and the parent of CWAM and Columbia Management, Ameriprise Financial, Inc. (“Ameriprise”), in response to written requests from the Independent Trustees and their independent legal counsel. Throughout the process, the Trustees had numerous opportunities to ask questions of and request additional materials from CWAM, Columbia Management and Ameriprise.
During each meeting at which the Contract Committee or the Independent Trustees considered the Advisory Agreement, they met in at least one executive session with their independent legal counsel. Members of the Contract Committee and their independent counsel also met with representatives of CWAM, Columbia Management and Ameriprise on several occasions. In all, the Contract Committee convened formally on five separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met on other occasions to receive the Contract Committee’s status reports, receive presentations from CWAM, Columbia Management and Ameriprise representatives, and/or to discuss outstanding issues. In addition, the Performance Committee, also comprised exclusively of Independent Trustees, reviewed the performance of the Funds, met in joint meetings with the Contract Committee, and reported to the Board and/or the Contract Committee throughout the year. The chair of the Compliance Committee of the Board (the “Compliance Committee”) made available relevant information with respect to matters within the realm of its oversight responsibilities.
The materials reviewed by the Contract Committee and the Trustees included, among other items: (i) information on the investment performance of each Fund relative to independently selected peer groups of funds and the Funds’ performance benchmarks over various time periods, as presented and analyzed by an independent consultant; (ii) information on each Fund’s advisory fees and other expenses, including information comparing the Fund’s fees and expenses to those of peer groups of funds and information about any applicable expense limitations and fee breakpoints; (iii) data on sales and redemptions of Fund shares; and (iv) information on the profitability to CWAM and its affiliates, as well as potential “fall-out” or ancillary benefits that CWAM and its affiliates may receive as a result of their relationships with the Funds. The Contract Committee and the Board also considered other information such as: (i) CWAM’s financial condition; (ii) each Fund’s investment objective and strategies; (iii) the size, education, experience and resources of CWAM’s investment staff and its use of technology, external research and trading cost measurement tools and level of resources devoted to the Funds; (iv) turnover of investment management personnel; (v) the portfolio manager compensation framework; (vi) the allocation of the Funds’ brokerage, and the use of “soft” commission dollars to pay for research products and services; (vii) CWAM’s risk management program; (viii) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; and (ix) CWAM’s and its affiliates’ conflicts of interest.
Columbia Acorn Family of Funds | Semiannual Report 2018	143

Board Approval of the Advisory Agreement  (continued)
At a meeting held on June 12, 2018, the Board considered and unanimously approved the continuation of the Advisory Agreement for each Fund. In considering the continuation of the Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the Advisory Agreement are discussed below.
Nature, quality and extent of services
The Trustees reviewed the nature, quality and extent of the services provided by CWAM and its affiliates to the Funds under the Advisory Agreement, taking into account the investment objective and strategy of each Fund, its shareholder base, and knowledge gained from meetings with management, which were held on at least a quarterly basis. In addition, the Trustees reviewed the available resources and key personnel of CWAM and its affiliates, especially those providing investment management services to the Funds. The Trustees also considered other services provided to the Funds by CWAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Funds’ investment restrictions; providing support services for the Board and committees of the Board; managing the Funds’ securities lending program; communicating with shareholders; serving as the Funds’ administrator; and overseeing the activities of the Funds’ other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations. The Trustees also noted the quality of CWAM’s compliance record.
The Trustees took into account the extensive changes made by CWAM to the investment processes of Columbia Acorn Fund, Columbia Acorn USA and Columbia Acorn Select in the past two years to improve Fund performance, including but not limited to: the continued addition of more systematic and quantitative tools and risk-based analyses into the portfolio management and construction process; the significant reduction in the number of Fund holdings and the increased concentration of the portfolios in high conviction names; and certain portfolio manager and analyst changes. In the case of Columbia Thermostat Fund, the Trustees also considered the extensive evaluation of, and related changes made in the past year by CWAM to the structure and forms of the investment allocation table employed by the Fund in pursuing its investment strategy, and the addition of new portfolio managers for the Fund. The Trustees believed that CWAM’s extensive and focused efforts to improve these domestic Funds’ performance were reasonable and appropriate.
For the four international Funds, the Trustees took into account changes made by CWAM in the past two years to improve Fund performance, including but not limited to: changes to certain Funds’ portfolio holdings, which began in 2015; the addition of more systematic and quantitative tools and risk-based analyses into the portfolio management and construction process; an emphasis on more liquid stocks with more growth potential; and certain portfolio manager and analyst changes.
The Trustees concluded that the nature, quality and extent of the services provided by CWAM and its affiliates to each Fund under the Advisory Agreement were appropriate for the Funds and that the Funds were likely to benefit from the continued provision of those services by CWAM. They also concluded that CWAM currently had sufficient personnel, with appropriate education and experience, to serve the Funds effectively, and that the firm had demonstrated its continuing ability to attract and retain well-qualified personnel. The Trustees also considered that Ameriprise had previously committed to the Board that CWAM would have sufficient investment management resources to continue to improve performance, including but not limited to resources to continue hiring analysts and other investment and operational personnel, as necessary.
Performance of the Funds
The Trustees received and considered detailed performance information at various meetings of the Board, the Contract Committee and the Performance Committee throughout the year. They reviewed information comparing each Fund’s performance with that of its benchmarks and with the performance of comparable funds and peer groups as identified by independent consultant Broadridge Financial Solutions, Inc. (“Broadridge”). The Trustees evaluated the performance and risk characteristics of the Funds over various time periods, including over the one-, three- and five-year periods ended December 31, 2017. The Trustees also considered more recent peer performance rankings for certain Funds in order to evaluate CWAM’s progress in improving Fund performance.
144	Columbia Acorn Family of Funds | Semiannual Report 2018

Board Approval of the Advisory Agreement  (continued)
The Trustees noted that Columbia Acorn International’s performance was ranked below median against its Broadridge peers over the one-, three- and five-year periods ended December 31, 2017. It was noted that the Fund outperformed its primary benchmark for the one-year period. For the one-year period ended April 30, 2018, the Trustees took into account that the Fund had underperformed its peer group but that the Fund had performed about the same as its primary benchmark. The Trustees considered that CWAM had instituted a plan to improve returns.
The Trustees considered that Columbia Acorn International Select’s performance was ranked above median among its Broadridge peers for the one- and three-year periods ended December 31, 2017 and was ranked below the median of its peer group for the five-year period. The Trustees also reviewed Fund performance versus the benchmark for the same periods and determined that it was satisfactory. For the one-year period ended April 30, 2018, the Trustees took into account that the Fund outperformed its peer group and that performance relative to its primary benchmark was satisfactory. The Trustees believed that the Fund’s improved performance was evidence that CWAM’s remediation efforts, including a focus on higher capitalization and more liquid stocks, were contributing positively to the Fund’s returns.
The Trustees noted that Columbia Acorn European Fund had outperformed its Broadridge peer group for the one-, three- and five-year periods ended December 31, 2017 and that for the one-year period the Fund had also performed well against its benchmark. For the one-year period ended April 30, 2018, the Trustees took into account that the Fund’s performance versus its peer group and relative to its primary benchmark was within expectations. The Trustees also considered that the Fund had recently been gaining assets.
The Trustees noted that Columbia Acorn Emerging Markets Fund had performed in the top quartile of the Broadridge peer group median for the one-year period ended December 31, 2017, but that performance for the three- and five-year periods was at or below median. The Trustees also noted that the Fund’s performance versus its benchmark was disappointing for the three-and five-year time periods but that one-year performance was satisfactory. The Trustees considered that the Fund’s more recent performance as of April 30, 2018 versus peers was just below median and about the same as its benchmark.
The Trustees considered that Columbia Acorn Fund had outperformed its Broadridge peer group median over the one- and three-year periods ended December 31, 2017, but had underperformed over the five-year period. The Trustees also considered that the Fund performed well for the one-year period ended April 30, 2018, and that performance relative to the primary benchmark was satisfactory. Based on this information, the Trustees believed that the steps taken by CWAM over the past two years were having a positive impact on Fund performance.
The Trustees considered that Columbia Acorn Select had outperformed its Broadridge peer group median over the one-, three- and five-year periods ended December 31, 2017 and that performance versus the Fund’s benchmark was satisfactory for the one- and three-year periods. For the one-year period ended April 30, 2018, the Trustees noted that the Fund had outperformed its peer group and equaled its primary benchmark in absolute returns. Based on this information, the Trustees believed that CWAM’s performance remediation efforts, including the additional management resources provided to the Fund over the past three years, were having a positive impact on performance.
The Trustees considered that Columbia Acorn USA had outperformed the median of its Broadridge peer group for the three-year period ended December 31, 2017, but had underperformed for the one-and five-year periods. They determined the Fund’s performance versus its primary benchmark was satisfactory for the one-year period. More recently the Fund had underperformed its peers and benchmark, and the Trustees determined that they would continue to monitor the Fund’s performance.
The Trustees noted that Broadridge could not construct an appropriate peer group for Columbia Thermostat Fund because of its unique investment strategy. The Trustees observed that the Fund’s performance was generally in the third or fourth quartiles compared to the peer universe, and that performance as of May 31, 2018 was below both the peer universe and the blended benchmark. The Trustees considered that the structure and forms of the asset allocation table used by the Fund in pursuing its investment strategy had been revised effective May 1, 2018 and that year-to-date returns through May 31, 2018 had shown improvement versus the Broadridge universe. In addition, the Trustees took into account the Fund’s recent portfolio manager changes and their belief that CWAM was devoting appropriate attention to improving the Fund’s performance.
Columbia Acorn Family of Funds | Semiannual Report 2018	145

Board Approval of the Advisory Agreement  (continued)
The Trustees concluded that CWAM had taken, and continued to take, a number of corrective steps to improve performance of the underperforming Funds, although in some cases it would take some time to determine their effectiveness, and that the Performance Committee was monitoring the underperforming Funds’ performance closely. In addition, the Trustees considered that CWAM’s Chief Investment Officer, Director of Research (U.S.) and Director of International Research had reported to them at numerous Contract Committee, Performance Committee and Board meetings on the corrective steps being taken to improve Fund performance.
Costs of services and profits realized by CWAM
At various Committee and Board meetings, the Trustees examined detailed information on the fees and expenses of each Fund in comparison to information for comparable funds provided by Broadridge. The Trustees noted that the Institutional share class (Class Inst) of each of the Funds except Columbia Acorn European Fund had total net operating expenses that were at or lower than the Fund’s Broadridge peer group median. They considered that the Class A shares of Columbia Acorn USA, Columbia Acorn International Select and Columbia Acorn European Fund had total net operating expenses that were above the median.
The Trustees also took into account that: the actual advisory fees paid by Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn Select, and Columbia Acorn Emerging Markets Fund were below the Broadridge median; Columbia Acorn Emerging Markets Fund were at the median; and Columbia Acorn USA, Columbia Acorn International Select, Columbia Acorn European Fund and Columbia Thermostat Fund were above the Broadridge median.
The Trustees considered that CWAM had agreed to continue its contractual waiver of 20 basis points of its advisory fee for Columbia Acorn Select for each of the years ended April 30, 2017, April 30, 2018, and April 30, 2019. They took into consideration that CWAM had previously lowered Columbia Acorn International Select’s advisory fee by five basis points and had agreed to extend for another year the Fund’s existing expense cap to keep expenses at current levels and that CWAM had agreed to extend for another year its agreement to waive fees and/or reimburse expenses for both Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund. The Trustees also considered that CWAM had extended for another year the existing cap on Columbia Thermostat Fund’s expenses and had agreed to a new one-year cap on the expenses of Columbia Acorn Fund and Columbia Acorn USA to maintain expenses at their current levels. The Trustees also considered the total expenses of each Fund versus five-year performance, as prepared by Broadridge, in considering the total expense levels of each Fund.
The Trustees also reviewed the advisory fee rates charged by CWAM for managing another investment company as sub-adviser that had investment strategies similar to Columbia Acorn USA. The Trustees determined that the Columbia Acorn USA’s advisory fees were higher than CWAM’s sub-advisory fees for the sub-advised fund. The Trustees considered the information provided by CWAM regarding its performance of significant additional services for Columbia Acorn USA that it did not provide to its sub-advisory client, including administrative and fund accounting services, oversight of the Fund’s other service providers, Trustee support, regulatory compliance and numerous other services, and that in servicing the Fund, CWAM assumed many legal and business risks that it does not assume in serving as sub-adviser. It was noted that the advisory fees charged by Columbia Acorn USA, Columbia Acorn Select and Columbia Acorn International were generally comparable to their Columbia Wanger Fund counterparts at the same asset levels.
The Trustees reviewed the analysis of CWAM’s profitability in serving as each Fund’s investment manager and of CWAM and its affiliates in their relationships with each Fund. The Contract Committee and the Board met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and Fund-by-Fund basis. The Trustees also reviewed the methodology used by CWAM and Ameriprise in determining compensation payable to portfolio managers and the competitive market for investment management talent. The Trustees were also provided with profitability information from a third-party consultant, Strategic Insight, which compared CWAM’s profitability to other similar investment managers in the mutual fund industry. The Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of funds
146	Columbia Acorn Family of Funds | Semiannual Report 2018

Board Approval of the Advisory Agreement  (continued)
and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors. The Trustees evaluated CWAM’s profitability in light of the additional resources that had been, and would continue to be, provided to it by Ameriprise to assist in improving performance.
Economies of scale
At various Committee and Board meetings and other informal meetings, the Trustees considered information about the extent to which CWAM realized economies of scale in connection with an increase in Fund assets. It was noted, however, that many of the Funds had lost substantial assets over the past several years. The Trustees noted that the advisory fee schedule for each Fund, other than Columbia Thermostat Fund, includes breakpoints in the rate of fees at various asset levels. In evaluating whether CWAM was sharing economies of scale with Fund shareholders, the Trustees also took into account the various fee waivers/reimbursements and expense caps that CWAM had agreed to for many of the Funds for 2018 and 2019. The Trustees concluded that the fee structure of the Advisory Agreement for each Fund reflected a sharing of economies of scale between CWAM and the Funds.
Other Benefits to CWAM. The Trustees also reviewed benefits that accrued to CWAM and its affiliates from their relationships with the Funds, based upon information provided to them by Ameriprise. They noted that the Funds’ transfer agency services were performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which receives compensation from the Funds for its transfer agent services. They considered that another affiliate of Ameriprise, Columbia Management Investment Distributors, Inc. (“CMID”), served as the Funds’ distributor under a distribution agreement, and that it received fees under the Trust’s Rule 12b-1 Plan, most of which CMID paid to broker-dealers, but received no additional compensation for its services to the Funds. In addition, they considered that Columbia Management provided sub-administration services to the Funds. The Contract Committee and the Board received information regarding the profitability of these Fund agreements to the CWAM affiliates and also reviewed information about and discussed the capabilities of each affiliated entity in performing its respective duties.
The Trustees considered other ways that the Funds and CWAM might potentially benefit from their relationship with each other. For example, the Trustees considered CWAM’s use of commissions paid by each Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Funds and/or other clients of CWAM. They noted that the Compliance Committee reviewed CWAM’s annual “soft dollar” report during the year and met with representatives from CWAM to review CWAM’s soft dollar spending. The Trustees also considered that the Compliance Committee regularly reviewed third-party prepared reports that evaluated the quality of CWAM’s execution of the Funds’ portfolio transactions. The Trustees determined that CWAM’s use of the Funds’ “soft” commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that CWAM benefited from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Funds, and that the Funds benefitted from CWAM’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of CWAM. Finally, the Trustees considered that CWAM’s affiliates benefited from management fees received from Columbia Thermostat Fund’s investment in other Columbia mutual funds.
After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Trustees, including the Independent Trustees by separate vote, concluded that the advisory fees were reasonable and that the continuation of the Advisory Agreement was in the best interest of each Fund. At the Board meeting held on June 12, 2018 the Trustees approved continuation of the Advisory Agreement for each Fund through July 31, 2019.
Columbia Acorn Family of Funds | Semiannual Report 2018	147

Expense Information
as of June 30, 2018
Columbia Acorn® Fund								Class A	Class AD	Class C	Class I1	Class I2	Class I3	Class R
Investment advisory fee	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.16%	0.16%	0.16%	0.16%	0.14%	0.09%
Net expense ratio	1.08%	0.83%	1.83%	0.83%	0.81%	0.76%
Columbia Acorn International®
Investment advisory fee	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%
Other expenses (a)	0.22%	0.22%	0.22%	0.22%	0.16%	0.10%	0.22%
Net expense ratio	1.24%	0.99%	1.99%	0.99%	0.93%	0.87%	1.49%
Columbia Acorn USA®
Investment advisory fee	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.26%	0.26%	0.26%	0.26%	0.18%	0.13%
Net expense ratio	1.43%	1.18%	2.18%	1.18%	1.10%	1.05%
Columbia Acorn International SelectSM
Investment advisory fee	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.26%	0.26%	0.26%	0.26%	0.18%	0.13%
Net expense ratio	1.40%	1.15%	2.15%	1.15%	1.07%	1.02%
Columbia Acorn SelectSM
Investment advisory fee	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.25%	0.25%	0.25%	0.25%	0.19%	0.14%
Net expense ratio	1.15%	0.90%	1.90%	0.90%	0.84%	0.79%
Columbia Thermostat FundSM
Investment advisory fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.15%	0.15%	0.15%	0.15%	0.12%	0.07%
Net expense ratio (b)	0.50%	0.25%	1.25%	0.25%	0.22%	0.17%
Columbia Acorn Emerging Markets FundSM
Investment advisory fee	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.02%	0.02%	0.02%	0.02%	-0.05%	-0.10%
Net expense ratio	1.51%	1.26%	2.26%	1.26%	1.19%	1.14%
Columbia Acorn European FundSM
Investment advisory fee	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.04%	0.04%	0.04%	0.04%	-0.02%	-0.07%
Net expense ratio	1.44%	1.19%	2.19%	1.19%	1.13%	1.08%
See the Funds’ prospectuses for information on minimum initial investment amounts and other details of buying, selling and exchanging shares of the Funds.
Fees and expenses are for the six months ended June 30, 2018. Please see Note 3, “Fees and Other Transactions With Affiliates” in the Notes to Financial Statements of this report for information on fee waivers and/or expense reimbursements in place for the Funds.
(a)	Other expenses include certain fee waivers and/or reimbursements, if applicable, which can potentially exceed other expenses charged.
(b)	Does not include estimated fees and expenses of 0.42% incurred by the Fund from the underlying portfolio funds in which it invests.
148	Columbia Acorn Family of Funds | Semiannual Report 2018

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Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the SAI. You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Wanger Asset Management, LLC
227 West Monroe, Suite 3000
Chicago, IL 60606
888.4.WANGER
(888.492.6437)
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
150	Columbia Acorn Family of Funds | Semiannual Report 2018

Additional information   (continued)
Trustees
Laura M. Born, Chair of the Board
David J. Rudis, Vice Chair of the Board
Maureen M. Culhane
P. Zachary Egan
Margaret M. Eisen
Eric A. Feldstein
John C. Heaton
Charles R. Phillips
Ralph Wanger (Trustee Emeritus)
Officers
P. Zachary Egan, President
Alan G. Berkshire, Vice President
Michael G. Clarke, Assistant Treasurer
David L. Frank, Vice President
Paul B. Goucher, Assistant Secretary
Tae Han (Simon) Kim, Vice President
John M. Kunka, Vice President, Treasurer and Principal Financial and Accounting Officer
Stephen Kusmierczak, Vice President
Joseph C. LaPalm, Vice President
Ryan C. Larrenaga, Assistant Secretary
Matthew A. Litfin, Vice President
Satoshi Matsunaga, Vice President
Thomas P. McGuire, Chief Compliance Officer
Louis J. Mendes, Vice President
Julian Quero, Assistant Treasurer
Martha A. Skinner, Assistant Treasurer
Richard Watson, Vice President
Linda K. Roth-Wiszowaty, Secretary
Charles Young, Vice President
Columbia Acorn Family of Funds | Semiannual Report 2018	151

Columbia Acorn Family of Funds
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group ofcompanies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR110_12_H01_(08/18)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Alan Berkshire
Alan Berkshire, President and Principal Executive Officer

Date	August 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alan Berkshire
Alan Berkshire, President and Principal Executive Officer

Date	August 17, 2018

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer and Principal Accounting and Financial Officer

Date	August 17, 2018